As filed with the U.S. Securities and Exchange Commission on January 28, 2021

1933 Act Registration No. [ ]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

◻	Pre-Effective Amendment No. ____
◻	Post-Effective Amendment No. ____
(Check appropriate box or boxes.)

NORTH SQUARE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

10 South LaSalle Street, Suite 1925
Chicago, IL 60603
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (313) 857-2160

Alan E. Molotsky, Esq.
North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago, IL 60603
(Name and Address of Agent for Service)

Copy to:
Robert M. Kurucza, Esq.
Lancelot A. King, Esq.
Seward & Kissel LLP
901 K Street N.W.
Washington, DC 20001

Approximate Date of Proposed Public Offering:	As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on March 1, 2021 pursuant to Rule 488.

Title of Securities Being Offered:
Class A, Class C and Class I shares of North Square Tactical Defensive Fund
Class A, Class C and Class I shares of North Square Tactical Growth Fund
Class A, Class C and Class I shares of North Square Trilogy Alternative Return Fund

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

Stadion Tactical Defensive Fund
Stadion Tactical Growth Fund
Stadion Trilogy Alternative Return Fund
each a series of Stadion Investment Trust
[                ], 2021
Dear Valued Shareholder:
A Combined Special Meeting of Shareholders of the Stadion Tactical Defensive Fund, the Stadion Tactical Growth Fund and the Stadion Trilogy Alternative Return Fund (each, an “Acquired Fund,” and together, the “Acquired Funds”), each a series of Stadion Investment Trust (“SIT”), has been scheduled to be held on April 7, 2021, at 3:00 p.m., Eastern Time (the “Special Meeting”), to consider an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and among SIT, on behalf of the Acquired Funds; North Square Investments Trust, on behalf of the North Square Tactical Defensive Fund, the North Square Tactical Growth Fund and the North Square Trilogy Alternative Return Fund (each, an “Acquiring Fund,” and together, the “Acquiring Funds,” and together with the Acquired Funds, the “Funds”), each a newly created series of North Square Investments Trust; North Square Investments, LLC (“NSI”), the adviser to each of the Acquiring Funds; and Stadion Money Management, LLC (“SMM”), the adviser to each of the Acquired Funds.    In light of the ongoing public health concerns regarding the COVID-19 pandemic, the Special Meeting will be held in a virtual meeting format only, via the internet, with no physical in-person meeting.  You will be able to attend and participate in the Special Meeting by visiting https://viewproxy.com/stadionfunds/broadridgevsm/ where you will be able to listen to the Special Meeting live, submit questions and vote.
If the Reorganization Agreement is approved by shareholders of each Acquired Fund, the proposed transactions would be effected by (i) the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund (as set forth below) in exchange for the issuance respectively by each Acquiring Fund to the corresponding Acquired Fund of Class A shares, Class C shares and Class I shares of that Acquiring Fund, and the Acquiring Fund’s assumption of all of the liabilities of the corresponding Acquired Fund, followed by (ii) the distribution of such  shares of each Acquiring Fund to the shareholders of Class A shares, Class C shares and Class I shares, respectively, of the corresponding Acquired Fund in liquidation of each Acquired Fund (each such transaction, a “Reorganization,” and together, the “Reorganizations”).
Acquired Fund	Acquiring Fund
Stadion Tactical Defensive Fund	North Square Tactical Defensive Fund
Stadion Tactical Growth Fund	North Square Tactical Growth Fund
Stadion Trilogy Alternative Return Fund	North Square Trilogy Alternative Return Fund
Ques
Each Reorganization is expected to not result in the recognition of gain or loss by an Acquired Fund or its shareholders for federal income tax purposes.  No sales charges or redemption fees will be imposed in connection with the Reorganizations.
The Reorganization of each Acquired Fund into the corresponding Acquiring Fund is conditioned upon receipt of shareholder approval of the Reorganizations relating to the other Acquired Funds.  Accordingly, if shareholders of one Acquired Fund approve its Reorganization, but shareholders of one or more of the other Acquired Funds do not approve their respective Reorganizations, the Reorganization of the first Acquired Fund may not take place unless that condition is waived by SIT, North Square Investments Trust, SMM and NSI.  If shareholders of an Acquired Fund fail to approve its Reorganization, the SIT Board will consider what other actions, if any, may be appropriate.
If the Reorganizations are approved by shareholders of the Acquired Funds, then after the closing of the Reorganizations (the “Closing”), the Acquired Funds will be reorganized into the Acquiring Funds, and NSI will serve as the investment adviser, and NSI Retail Advisors, LLC (“NSIRA”), a registered investment adviser under common control with NSI, will serve as the sub-adviser, for each of the Acquiring Funds.  In this regard, it is expected that after the Closing, the current portfolio managers for each Acquired Fund will continue to manage their respective Acquired Fund as employees of NSIRA. The investment objective, strategies, policies and risks of each Acquiring Fund will be the same as that of the corresponding Acquired Fund.
Shareholders of record of each Acquired Fund at the close of business on February 17, 2021, will be asked to vote, with respect to their Acquired Fund, to approve the Reorganization Agreement.  If approved by shareholders, the Reorganization is expected to close on or about April 9, 2021.
Please read the enclosed materials carefully and cast your vote.  The SIT Board has reviewed and approved the proposals and recommends that you vote FOR the applicable proposal.  The Combined Proxy Statement/Prospectus provides more information on the Reorganization Agreement.
To vote, you may use any of the following methods:
•	By Internet. Have your proxy card available. Go to the website listed on your card. Follow the instructions found on the website.
•	By Telephone. Have your proxy card available. Call the toll-free number listed on your card. Follow the recorded instructions.
•	By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage-paid envelope.
•
At the Special Meeting Over the Internet. Shareholders of record as of the close of business on February 17, 2021, will be able to attend and participate in the virtual Special Meeting by registering online at https://viewproxy.com/stadionfunds/broadridgevsm/. Even if you plan to attend the Special Meeting, we recommend that you also authorize your proxy as described herein so that your vote will be counted if you decide not to attend the Special Meeting. Please see the “How do I attend the virtual Special Meeting?” section below for more details regarding the logistics of the virtual format of the Special Meeting.

If you have any questions before you vote, please call Broadridge Financial Solutions, Inc., at 800-960-6903. They will be happy to help you understand the Proposal and assist you in voting.
Very truly yours,
Judson P. Doherty
President, Stadion Investment Trust

NOTICE OF COMBINED SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON April 7, 2021
Stadion Investment Trust
Stadion Tactical Defensive Fund
Stadion Tactical Growth Fund
Stadion Trilogy Alternative Return Fund
A Combined Special Meeting of the Stadion Tactical Defensive Fund, the Stadion Tactical Growth Fund and the Stadion Trilogy Alternative Return Fund (each, an “Acquired Fund,” and together, the “Acquired Funds”), each a series of Stadion Investment Trust (“SIT”), will be held at 3:00 p.m. Eastern Time on April 7, 2021 (the “Special Meeting”).  In light of the ongoing public health concerns regarding the COVID-19 pandemic, the Special Meeting will be held in a virtual meeting format only, via the internet, with no physical in-person meeting.  At the Special Meeting, shareholders will consider the following proposals with respect to each Acquired Fund which they may own:
Approval of the Reorganizations – Proposals 1, 2 and 3
To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and among SIT, on behalf of each Acquired Fund; North Square Investments Trust, on behalf of the North Square Tactical Defensive Fund, the North Square Tactical Growth Fund and the North Square Trilogy Alternative Return Fund (each, an “Acquiring Fund,” and together, the “Acquiring Funds”); Stadion Money Management, LLC (“SMM”), the adviser to each of the Acquired Funds; and North Square Investments, LLC (“NSI”), the adviser to each of the Acquiring Funds, pursuant to which each Acquired Fund will (i) transfer all of its assets to the corresponding Acquiring Fund, in exchange solely for Class A shares, Class C shares and Class I shares of the corresponding Acquiring Fund with an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of shares of the Acquired Fund, and the assumption by the Acquiring Fund of all of the liabilities of the corresponding Acquired Fund, and (ii) distribute the Class A shares, Class C shares and Class I shares of the Acquiring Fund to the corresponding class of shareholders of the corresponding Acquired Fund on a pro rata basis in redemption of all outstanding shares of the Acquired Fund and in complete liquidation of each Acquired Fund (each such transaction, a “Reorganization” and together, the “Reorganizations”).
Acquired Fund	Acquiring Fund	Proposal #
Stadion Tactical Defensive Fund	North Square Tactical Defensive Fund	1
Stadion Tactical Growth Fund	North Square Tactical Growth Fund	2
Stadion Trilogy Alternative Return Fund	North Square Trilogy Alternative Return Fund	3
Shareholders of each Acquired Fund will vote separately on the Acquired Fund’s respective Reorganization.  The Reorganization of each Acquired Fund into the corresponding Acquiring Fund is conditioned upon receipt of shareholder approval of the Reorganizations relating to the other Acquired Funds.  Accordingly, if shareholders of one Acquired Fund approve its Reorganization, but shareholders of one or more of the other Acquired Funds do not approve their respective Reorganizations, the Reorganization of the first Acquired Fund may not take place as described in this Combined Proxy Statement/Prospectus unless that condition is waived by SIT, North Square Investments Trust, SMM and NSI.
Proposal 1
To approve the Reorganization Agreement, which provides for the reorganization of the Stadion Tactical Defensive Fund into the North Square Tactical Defensive Fund, a newly created series of North Square Investments Trust.
Proposal 2
To approve the Reorganization Agreement, which provides for the reorganization of the Stadion Tactical Growth Fund into the North Square Tactical Growth Fund, a newly created series of North Square Investments Trust.
Proposal 3
 To approve the Reorganization Agreement, which provides for the reorganization of the Stadion Trilogy Alternative Return Fund into the North Square Trilogy Alternative Return Fund, a newly created series of North Square Investments Trust.

HOW TO VOTE YOUR SHARES
YOUR VOTE IS IMPORTANT
NO MATTER HOW MANY SHARES YOU OWN
Shareholders are invited to attend the Special Meeting, which will be conducted on a virtual basis over the internet. Even if you plan to attend the Special Meeting, we recommend that you also authorize your proxy to vote at the Special Meeting as described herein to ensure that your vote will be counted if you decide not to attend the Special Meeting. We strongly urge you to vote your shares.  Your prompt vote will avoid the possible necessity of further solicitations and associated costs to ensure a quorum at the Special Meeting.  You may cast your vote at the Special Meeting by registering at https://viewproxy.com/stadionfunds/broadridgevsm/, or by mail, or by automated touchtone as set forth below:
•
Mail: To vote your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope.  If you sign, date, and return the proxy card but give no voting instructions, the proxies will be voted FOR the proposals.

The options below are available 24 hours a day / 7 days a week.
•	Internet: The web address and instructions for voting online can be found on the enclosed proxy card.
•	Automated Touchtone: The toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card.
If you have any questions regarding the proposals, the proxy card, or need assistance voting your shares, please contact the Acquired Fund’s proxy solicitor, Broadridge Financial Solutions, Inc. (“Broadridge”), at
800-690-6903.  If the Acquired Fund does not receive your voting instructions after our original mailing, you may be contacted by us or by Broadridge, in either case, to remind you to vote.

Stadion Investment Trust
Stadion Tactical Defensive Fund
Stadion Tactical Growth Fund
Stadion Trilogy Alternative Return Fund

QUESTIONS AND ANSWERS
Dated: [          ], 2021
Question 1: What is this document and why are we sending it to you?
The attached Combined Proxy Statement and Prospectus is a proxy statement for the Stadion Tactical Defensive Fund, Stadion Tactical Growth Fund and Stadion Trilogy Alternative Return Fund (each, an “Acquired Fund” and together, the “Acquired Funds”), each a series of Stadion Investment Trust (“SIT”), and a prospectus for the shares of the North Square Tactical Defensive Fund, North Square Tactical Growth Fund and North Square Trilogy Alternative Return Fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”), each a newly created series of North Square Investments Trust (collectively, the “Proxy Statement/Prospectus”).  You are receiving this document because you own shares of one or more Acquired Funds as of February 17, 2021 (the “Record Date”).  This Proxy Statement/Prospectus contains information the shareholders of the Acquired Funds should know before voting on the proposals before them, as described below.  This Proxy Statement/Prospectus should be retained for future reference.
Question 2: What is being proposed?
Shareholders of each of the Acquired Funds are being asked to approve the proposed Agreement and Plan of Reorganization (the “Reorganization Agreement”) whereby each Acquired Fund will be reorganized into a corresponding Acquiring Fund, each of which is a newly formed series of North Square Investments Trust, as follows (each, a “Reorganization” and together, the “Reorganizations”):
Acquired Fund	Acquiring Fund
Stadion Tactical Defensive Fund	North Square Tactical Defensive Fund
Stadion Tactical Growth Fund	North Square Tactical Growth Fund
Stadion Trilogy Alternative Return Fund	North Square Trilogy Alternative Return Fund
More specifically, each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for Class A, Class C and Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund.  Each Acquiring Fund will issue Class A, Class C and Class I shares of such Acquiring Fund that have an aggregate net asset value per class equal to the aggregate net asset value of the corresponding class of shares of the corresponding Acquired Fund immediately before the Reorganization.  Each shareholder of an Acquired Fund at the time of the Reorganization will receive shares of the corresponding Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s shares in the Acquired Fund immediately before the Reorganization.  The Acquired Funds and the Acquiring Funds are sometimes referred to individually or collectively as a “Fund” or the “Funds.” Please see “General Information about the Reorganizations – Terms of Each Reorganization” for more information.
Question 3: How will the Reorganizations work?
Subject to the approval of the shareholders of each Acquired Fund, the Reorganization Agreement provides for: (i) the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange solely for (a) shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the Acquiring Fund and (b) the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities; (ii) the distribution of the shares of the Acquiring Fund pro rata to the shareholders of the Acquired Fund; and (iii) the termination, dissolution and complete liquidation of the Acquired Fund as soon as practicable after the closing.
Question 4: Why are the Reorganizations being proposed?
The purpose of the Reorganizations is to transition each Acquired Fund to North Square Investments Trust.  Each Acquiring Fund is a newly created series of North Square Investments Trust that is substantially similar to its corresponding Acquired Fund and was created specifically for the purpose of acquiring the assets and liabilities of its corresponding Acquired Fund.
Question 5: Will there be any changes regarding my investment?
  The Reorganizations are anticipated to have a limited impact on investments by shareholders of the Acquired Funds.  It is expected that the shareholders of each Acquired Fund will generally not experience an increase in fees and expenses with respect to their investment in the corresponding Acquiring Fund for at least two years following each Reorganization.  In this regard, NSI has contractually agreed, for a period of two years from the closing date of the applicable Reorganization, to cap the fees and expenses of each Acquiring Fund at the same level as the current fee and expense cap for the corresponding Acquired Fund (see Question 8 for more information on the fee and expense cap). Following the Reorganizations, shareholders of an Acquired Fund will be shareholders of the corresponding Acquiring Fund, which has an identical investment objective and substantially similar principal investment strategies as the corresponding Acquired Fund.  The primary differences will be: (1) North Square Investments, LLC (“NSI”), and not Stadion Money Management, LLC (“SMM”), will serve as investment adviser to the Acquiring Funds, and NSI Retail Advisors, LLC  (“NSIRA”), a registered investment adviser under common control with NSI, will serve as the sub-adviser to such Funds; in this regard, it is expected that after the Closing, the current portfolio managers for each Acquired Fund will continue to manage their respective Acquired Fund as employees of NSIRA; (2) new service providers will provide custody, administrative, transfer agent, distribution and other general support services to the Acquiring Funds; (3) the Acquiring Funds will be series of the North Square Investments Trust instead of SIT; and (4) the Acquiring Funds will be governed by a different board than the Acquired Funds.  The total net asset value of the shares of each Acquiring Fund you receive will equal the total net asset value of the shares of the corresponding Acquired Fund that you hold at the time of the applicable Reorganization.  The Reorganizations will not affect the value of your investment at the time of the Reorganizations and your interest in the applicable Acquired Fund(s) will not be diluted.
Question 6: Will there be any changes to the investment objectives, strategies, and policies of the Funds as a result of the Reorganizations?
The investment objective, strategies, policies and risks of each Acquiring Fund will be the same as, or substantially similar to, that of the corresponding Acquired Fund.  The section below entitled “Summary Comparison of the Funds” compares the investment objectives, principal investment strategies and principal risks, respectively, of each Acquired Fund and its corresponding Acquiring Fund.
Question 7: Who will manage the Acquiring Funds following the Reorganizations?
If the Reorganizations are approved by shareholders of the Acquired Funds, then after the Closing, the Acquired Funds will be reorganized into the Acquiring Funds, and NSI will serve as the investment adviser, and NSIRA, a registered investment adviser under common control with NSI, will serve as the sub-adviser, for each of the Acquiring Funds.  In this regard, it is expected that after the Closing, the current portfolio managers for each Acquired Fund will continue to manage their respective Acquired Fund as employees of NSIRA.
NSI and the North Square Investments Trust have been granted exemptive relief from the U.S. Securities and Exchange Commission (the “SEC”) pursuant to which NSI operates the Acquiring Funds under a “manager of managers” structure (the “Order”).  The Order permits NSI to hire or replace a sub-adviser, and modify any existing or future sub- advisory agreement with a sub-adviser, without obtaining shareholder approval (though a shareholder vote is still be required to replace NSI with another investment adviser), subject to the terms and conditions of the Order.
Question 8: How will the Reorganizations affect the fees and expenses I pay as a shareholder of an Acquired Fund?
Following the Reorganizations, the contractual investment management fee rates paid by the Acquiring Funds for services provided by NSI will be the same as those paid by the corresponding Acquired Funds for investment management services provided by SMM. The fees paid to the sub-adviser for each Acquiring Fund will be paid by NSI from the advisory fees that it receives, and not by the Acquiring Fund.  Following each Reorganization, it is expected that the shareholders of each Acquired Fund will generally not experience an increase in fees and expenses with respect to their investment in the corresponding Acquiring Fund for at least two years (excluding certain types of expenses described below).  NSI has contractually agreed, for a period of two years from the closing date of the applicable Reorganization, to cap the fees and expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, and payments, if any, under a Rule 12b-1 Distribution Plan) of the Acquiring Fund at the same level as the current fee and expense cap for the corresponding Acquired Fund.
Question 9: Will the value of the shares I receive from the Acquiring Fund be the same as the value of the shares I own in the Acquired Fund?
Yes, you will receive shares of the Acquiring Fund with a net asset value equal to the net asset value of your Acquired Fund shares immediately prior to the Reorganization.
Question 10: Will I have to pay any sales charge, contingent deferred sales charges or redemption/exchange fees in connection with a Reorganization?
No.  You will not have to pay any front-end sales charges, contingent deferred sales charges or redemption/exchange fees in connection with either Reorganization.
Question 11: How do the share purchase, redemption and exchange procedures of the Acquiring Funds compare to those of the Acquired Funds?
The share purchase, redemption and exchange procedures of the Acquiring Funds will be substantially the same as those of the Acquired Funds.  For more information concerning the share purchase, redemption and exchange procedures of the Acquired Funds and the Acquiring Funds, please see the section entitled “Additional Information about the Funds” below.
Question 12: Are there costs or tax consequences resulting from the Reorganizations?
No.  You will not pay any expenses or sales charges in connection with the Reorganizations.  All costs relating to the Reorganizations will generally be borne by SMM and/or NSI.  Each Reorganization is expected to be a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes.  Accordingly, it is expected that Acquired Fund shareholders will not, and the Acquired Funds generally will not, recognize any gain or loss as a direct result of the Reorganizations.
Question 13: If approved, when will the Reorganizations happen?
The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close on or about April 9, 2021.
Question 14: What happens if a Reorganization is not approved?
The Reorganization of each Acquired Fund into the corresponding Acquiring Fund is conditioned upon receipt of shareholder approval of the Reorganization relating to each of the other Acquired Funds.  Accordingly, if shareholders of one Acquired Fund approve its Reorganization, but shareholders of one or more of the other Acquired Funds do not approve that Acquired Fund’s Reorganization, the Reorganization of the first Acquired Fund may not take place as described in this Proxy Statement/Prospectus unless that condition is waived by SIT, North Square Investments Trust, SMM and NSI.  If shareholders of an Acquired Fund fail to approve its Reorganization, the Acquired Fund will continue to be managed by SMM and operate in the same manner, and the SIT Board will consider what other actions, if any, may be appropriate.
Question 15: Who will manage the Funds after the Reorganizations?
If the shareholders of an Acquired Fund approve its Reorganization, NSI will replace SMM as investment adviser, and NSIRA will serve as sub-adviser and provide the day-to-day portfolio management to each of the Acquiring Funds.  NSI will receive investment advisory fees from each Acquiring Fund for serving as the investment adviser, and NSIRA will receive fees for serving as an investment sub-adviser, which fees will be paid by NSI.
Question 16: How does the Stadion Investment Trust Board recommend that I vote?
After careful consideration, the SIT Board, including all of the Trustees who are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), determined that each of the Reorganizations is in the best interests of the applicable Acquired Fund’s shareholders and that no Acquired Fund’s existing shareholders will be diluted as a result of a Reorganization.

In determining to approve each of the Reorganizations, the SIT Board considered, among other things,  the following:

•	the terms of the Reorganization;
•
the expectation that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the applicable Acquired Fund and its shareholders are generally not expected to recognize gain or loss for U.S. federal income tax purposes as a result of the Reorganization;

•	that the investment objective, principal investment strategies, policies and risks of each Acquired Fund are the same or substantially similar to those of the corresponding Acquiring Fund;
•	that NSI is an experienced provider of investment advisory services;
•	that NSI will engage NSIRA as the sub-adviser for the Acquiring Funds;
•	that the portfolio managers of each Acquired Fund are expected to continue as portfolio managers of the corresponding Acquiring Fund as employees of NSIRA;
•	that the advisory fees to be paid by each Acquiring Fund under the Acquiring Fund’s investment advisory agreement are the same as those paid to SMM by the corresponding Acquired Fund;
•	that NSI has agreed to enter into an expense limitation agreement with each Acquiring Fund that is identical to the existing expense limitation agreement of the corresponding Acquired Fund;
•	that the expense ratios of each Acquiring Fund as presented in the pro forma fees and expenses for the Acquiring Funds are the same as or less than those of the corresponding Acquired Fund;
•	that SMM will waive any contractual right it may have to recoup any fees waived or to seek reimbursement for expenses paid before the Reorganization occurs;
•	that the Reorganization would allow Acquired Fund shareholders who wish to continue to invest in a mutual fund managed in substantially the same manner as the Acquired Fund to do so;
•	that the Reorganization would not result in the dilution of shareholders’ interests;
•	that NSI has the capacity and ability to sustain long-term growth in the Acquired Funds;
•	that NSI and SMM, but not the Acquired Funds or their respective shareholders, will bear the costs of each proposed Reorganization;
•	the satisfactory experience and background of North Square Investments Trust’s independent trustees;
•	the types of services expected to be provided to each Acquiring Fund by NSI and the other service providers retained by the North Square Investments Trust;
•	that each proposed Reorganization will be submitted to the shareholders of the Acquired Fund for their approval; and
•	that shareholders of an Acquired Fund who do not wish to become shareholders of the corresponding Acquiring Fund may redeem their Acquired Fund shares before the Reorganization.
Based on all of the foregoing, the SIT Board concluded that each Acquired Fund’s participation in the applicable proposed Reorganization would be in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund’s existing shareholders.  The SIT Board, including those Board members who are not “interested persons” of SIT, as defined in the 1940 Act, unanimously recommends that shareholders of each Acquired Fund approve the Reorganization Agreement for each Acquired Fund.
Question 17: How do I attend the Special Meeting?
    In light of public health concerns regarding the COVID-19 pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person. Further information regarding the purpose of the Meeting is included in the Proxy Statement/Prospectus. Shareholders of each Acquired Fund on the Record Date may participate in and vote at the Special Meeting on the internet by virtual means. To participate in the Special Meeting virtually, shareholders must register in advance by visiting https://viewproxy.com/stadionfunds/broadridgevsm/ and submitting the requested required information to Broadridge Financial Solutions, Inc. (“Broadridge”), the Fund’s proxy tabulator. Only shareholders of record on the Record Date are entitled to notice of, and to vote at, the Special Meeting or any postponement or adjournment thereof. Proxies are being solicited on behalf of the SIT Board.

    Shareholders whose shares are registered directly with an Acquired Fund in the shareholder’s name will be asked to submit their name and control number found on the shareholder’s proxy card in order to register to participate in and vote at the Special Meeting. Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 3:00 p.m., Eastern Time, on Tuesday, April 6, 2021, but in any event must be received by the scheduled time for commencement of the Special Meeting. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/stadionfunds/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at the Special Meeting.

    After shareholders have submitted their registration information, they will receive an e-mail from Broadridge that confirms that their registration request has been received and is under review by Broadridge. Once shareholders’ registration requests have been accepted, they will receive (i) an email containing an event link and dial-in information to attend the Special Meeting, and (ii) an email with a password to enter at the event link in order to access the Meeting. Shareholders may vote before or during the Meeting at proxyvote.com. Only shareholders of the Fund present virtually or by proxy will be able to vote, or otherwise exercise the powers of a shareholder, at the Special Meeting.

Question 18: Is my vote important?
Your vote is extremely important no matter how many shares you own.  While the SIT Board has reviewed the proposed Reorganization of each Acquired Fund and recommends that you approve it, these proposals cannot go forward without the approval of shareholders.  Until sufficient votes have been obtained to approve or disapprove the proposals, the applicable Acquired Fund will continue to contact shareholders asking them to vote.  We encourage you to read the enclosed Proxy Statement/Prospectus to obtain a more detailed understanding of the issues relating to each proposed Reorganization.
Question 19: Whom should I call if I have questions?
If you have questions about any of the proposals described in the Proxy Statement/Prospectus, please call Broadridge, toll free at 800-690-6903.  If you have any questions about voting procedures, please call the number listed on your proxy card.

COMBINED PROXY STATEMENT AND PROSPECTUS FOR:
Stadion Tactical Defensive Fund
Stadion Tactical Growth Fund
Stadion Trilogy Alternative Return Fund
each a series of Stadion Investment Trust
1061 Cliff Dawson Road
Watkinsville, GA 30677
(866) 383-7636
PROSPECTUS FOR:
North Square Tactical Defensive Fund
North Square Tactical Growth Fund
North Square Trilogy Alternative Return Fund
each a series of North Square Investments Trust
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603
(312) 857-2160

[       ], 2021
This Combined Proxy Statement and Prospectus (the “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Stadion Investment Trust (“SIT”) for use at a Combined Special Meeting of Shareholders (the “Special Meeting”) of the Stadion Tactical Defensive Fund, the Stadion Tactical Growth Fund and the Stadion Trilogy Alternative Return Fund, each a series of SIT (each, an “Acquired Fund” and together, the “Acquired Funds”), to be held on April 7, 2021, at 3:00 p.m. Eastern Time.  In light of the ongoing public health concerns regarding the COVID-19 pandemic, the Special Meeting will not be held in person but rather will be held as a virtual meeting.  At the Special Meeting, record shareholders of each Acquired Fund as of February 17, 2021 will be asked to consider and vote on the applicable Proposal:
Proposal 1
To approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) which provides for the reorganization of the Stadion Tactical Defensive Fund into the North Square Tactical Defensive Fund, a newly created series of North Square Investments Trust.
Proposal 2
To approve the Reorganization Agreement which provides for the reorganization of the Stadion Tactical Growth Fund into the North Square Tactical Growth Fund, a newly created series of North Square Investments Trust.
Proposal 3
To approve the Reorganization Agreement which provides for the reorganization of the Stadion Trilogy Alternative Return Fund into the North Square Trilogy Alternative Return Fund, a newly created series of North Square Investments Trust.

After careful consideration and upon the recommendation of Stadion Money Management, LLC (“SMM”), the Acquired Funds’ investment adviser, the Board unanimously recommends that shareholders of each Acquired Fund vote “FOR” the applicable proposal.
The Reorganization Agreement provides that each Acquired Fund will transfer all of its assets to the corresponding newly created series of North Square Investments Trust (each such series, an “Acquiring Fund” and together, the “Acquiring Funds”), in exchange solely for shares of beneficial interest (“shares”) of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities (each, a “Reorganization”, and together the “Reorganizations”).  Shareholders of each Acquired Fund will receive shares of the corresponding Acquiring Fund with an aggregate net asset value (“NAV”) equal to the aggregate NAV of their shares of the Acquired Fund held immediately prior to the applicable Reorganization in complete liquidation and termination of the Acquired Fund.  After each Reorganization, shareholders will no longer be shareholders of the applicable Acquired Fund, but will become shareholders of the Acquiring Fund.
Those present virtually and appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.
This Proxy Statement sets forth concisely the basic information you should know before voting on a proposal.  You should read it and keep it for future reference.
The following documents containing additional information about the Acquired Funds and Acquiring Funds, having been filed with the Securities and Exchange Commission (“SEC”), are incorporated by reference into (legally considered to be part of) this Proxy Statement:
•	the Statement of Additional Information dated [ ], 2021, relating to this Proxy Statement (the “Proxy Statement SAI”) (on file with the SEC (http://www.sec.gov) (File No. []) (Accession No. [____]));
•
the Prospectus and Statement of Additional Information of the Acquired Funds, each dated September 28, 2020, as amended and supplemented (the “Acquired Funds Prospectus” and the “Acquired Funds SAI”) (on file with the SEC (http://www.sec.gov) (File Nos. 811-21317, 333-103714) (Accession No. 0001398344-20-019206));

•
the Annual Report for the Acquired Funds for the fiscal year ended May 31, 2020 (the “Acquired Funds Annual Report”) (on file with the SEC (http://www.sec.gov) (File No. 811-21317) (Accession No. 0001398344-20-015020)); and

•
the Semi-Annual Report for the Acquired Funds for the period from June 1, 2020 to November 30, 2020 (the “Acquired Funds Semi-Annual Report”) (on file with the SEC (http://www.sec.gov) (File Nos. 811-21719) (Accession No.                  ).

The Acquired Funds’ Prospectus and Annual and Semi-Annual Reports have previously been delivered to Acquired Fund shareholders.  Additional information about each Acquiring Fund that will be included in the Acquiring Funds’ Prospectus is included in Appendix D to this Proxy Statement.  Each Acquiring Fund is newly organized and currently has no assets and no liabilities.  Each Acquiring Fund has been created in connection with the applicable Reorganization for the purpose of acquiring the assets and assuming the liabilities of the corresponding Acquired Fund and will not commence operations until the date of the Reorganization.
Copies of the Proxy Statement, Proxy Statement SAI, and any of the foregoing documents relating to each Acquired Fund are available upon request and without charge by calling the Acquired Fund at (866) 383-7636; visiting www.stadionfunds.com; or writing to the Acquired Fund at Stadion Funds, 1290 Broadway, Suite 1000, Denver, Colorado, 80203.  Copies of documents relating to the Acquiring Funds may be obtained upon request and without charge by writing to North Square Funds c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701; or by calling (toll-free) at (855) 551-5521; or visiting www.northsquareinvest.com.  The Acquired Funds expect that this Proxy Statement will be sent to shareholders on or about February 26, 2021.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized.  This Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in an Acquired Fund or an Acquiring Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  An investment in any fund involves investment risk, including the possible loss of principal.

TABLE OF CONTENTS

PROPOSALS 1, 2 and 3 – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION	1
OVERVIEW OF THE PROPOSED REORGANIZATIONS	1
SECTION 15(F) SAFE HARBOR	2
EFFECT OF THE REORGANIZATIONS	3
SUMMARY COMPARISON OF THE FUNDS	5
Fees and Expenses	5
Performance Information	9
Portfolio Turnover	13
Principal Investment Objectives, Strategies, and Policies	13
Principal Risks	23
Funds’ Investment Restrictions and Limitations	49
Management	52
Other Service Providers	57
Distribution, Shareholder Servicing, Purchase and Redemption of Shares, and Pricing	57
Tax Information	62
BOARD CONSIDERATIONS	62
KEY INFORMATION ABOUT THE PROPOSED REORGANIZATIONS	64
General information About the Reorganizations	64
Federal Income Tax Consequences of the Reorganizations	65
ADDITIONAL INFORMATION ABOUT THE FUNDS	67
Description of the Acquiring Funds’ Shares	67
Capitalization	67
VOTING INFORMATION	68
RECORD DATE, VOTING RIGHTS, AND VOTES REQUIRED	68
HOW TO VOTE	69
PROXY STATEMENT DELIVERY	69
PROXIES	69

EFFECT OF ABSTENTIONS AND BROKER” NON-VOTES”	70
SOLICITATION OF PROXIES	70
OTHER INFORMATION	70
OTHER BUSINESS	70
APPRAISAL RIGHTS	70
NEXT MEETING OF SHAREHOLDERS/SHAREHOLDER PROPOSALS	70
LEGAL MATTERS	70
INFORMATION FILED WITH THE SEC	71

APPENDIX A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B - FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUNDS	B-1
APPENDIX C - OWNERSHIP OF SHARES OF THE ACQUIRED FUNDS	C-1
APPENDIX D - INFORMATION ON THE ACQUIRING FUNDS	D-1
APPENDIX E - COMPARISON OF ORGANIZATIONAL DOCUMENTS AND SHAREHOLDER RIGHTS	E-1

 PROPOSALS 1, 2 AND 3 – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION
 OVERVIEW OF THE PROPOSED REORGANIZATIONS
Based on the recommendation and request of SMM, the investment adviser for each Acquired Fund, the SIT Board has called the Special Meeting to ask shareholders of each Acquired Fund to consider and vote on the proposed Reorganization for each Acquired Fund.  The SIT Board (including a majority of the independent trustees, meaning those trustees who are not “interested persons” of SIT as that term is defined in the 1940 Act) believes that each Reorganization is in the best interests of the applicable Acquired Fund and its shareholders.  The SIT Board considered and approved the Plan for each Reorganization following discussions held on September 23, 2020, October 22, 2020, October 27, 2020, December 23, 2020 and January 25, 2021, subject to the approval of the applicable Acquired Fund’s shareholders.  See “Board Considerations” for a summary of the factors considered and conclusions drawn by the Board in approving the Reorganization Agreement and authorizing the submission of the Reorganization to shareholders for approval.  A form of the Agreement and Plan of Reorganization Agreement is attached to this Proxy Statement as Appendix A.
SMM has recommended that each Acquired Fund be reconstituted as a series of North Square Investments Trust.
SMM’s recommendation was based on the following, among other things:
•	the terms of the Reorganization;
•
the expectation that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”) and that the applicable Acquired Fund and its shareholders are generally not expected to recognize gain or loss for U.S. federal income tax purposes as a result of the Reorganization;

•	that the investment objective, principal investment strategies, policies and risks of each Acquired Fund are the same or substantially similar to those of the corresponding Acquiring Fund;
•	that North Square Investments, LLC (“NSI”), investment adviser to each Acquiring Fund, is an experienced provider of investment advisory services;
•	that NSI will engage NSI Retail Advisors, LLC (“NSIRA”), a registered investment adviser under common control with NSI, to serve as the sub-adviser to each Acquiring Fund;
•	that the portfolio managers of each Acquired Fund are expected to continue as portfolio managers of the corresponding Acquiring Fund as employees of NSIRA;
•	that the advisory fees to be paid by each Acquiring Fund under the Acquiring Fund’s investment advisory agreement are the same as those paid to SMM by the corresponding Acquired Fund;
•	that NSI has agreed to enter into an expense limitation agreement with each Acquiring Fund that is identical to the existing expense limitation agreement of the corresponding Acquired Fund;
•	that the expense ratios of each Acquiring Fund as presented in the pro forma fees and expenses for the Acquiring Funds are the same as or less than those of the corresponding Acquired Fund;
•	that SMM will waive any contractual right it may have to recoup any fees waived or to seek reimbursement for expenses paid before the Reorganization occurs;
•	that the Reorganization would allow Acquired Fund shareholders who wish to continue to invest in a mutual fund managed in substantially the same manner as the Acquired Fund to do so;
•	that the Reorganization would not result in the dilution of shareholders’ interests;
•	that NSI has the capacity and ability to sustain long-term growth in the Acquired Funds;
•	that NSI and SMM, but not the Acquired Funds or their respective shareholders, will bear the costs of each proposed Reorganization;
•	the satisfactory experience and background of North Square Investments Trust’s independent trustees;
•	the types of services expected to be provided to each Acquiring Fund by NSI and the other service providers retained by the North Square Investments Trust;
•	that each proposed Reorganization will be submitted to the shareholders of the Acquired Fund for their approval; and
•	that shareholders of an Acquired Fund who do not wish to become shareholders of the corresponding Acquiring Fund may redeem their Acquired Fund shares before the Reorganization.
To reorganize the Acquired Funds into series of North Square Investments Trust, the Acquiring Funds, each of which has the same or substantially similar strategies and investment policies as the corresponding Acquired Fund, have been created as new series of North Square Investments Trust.  If the shareholders of the Acquired Funds approve the Reorganization Agreement, each Reorganization will have these sequential steps:
•
All of the assets of the applicable Acquired Fund will be transferred to the corresponding Acquiring Fund in exchange solely for Class A shares, Class C shares and Class I shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities;

•
Immediately after the transfer of the Acquired Fund’s assets as provided for in the Reorganization Agreement, the Acquired Fund will distribute the Class A shares, Class C shares and Class I shares of the Acquiring Fund received by the Acquired Fund to the corresponding class of shareholders of the corresponding Acquired Fund on a pro rata basis in redemption of the outstanding shares of the Acquired Fund; and

•	The Acquired Fund will be liquidated and terminated.
Acquiring Fund shares issued in connection with the Reorganization will have an aggregate NAV equal to the aggregate value of the assets that the applicable Acquired Fund transferred to the corresponding Acquiring Fund, less the Acquired Fund’s liabilities that the Acquiring Fund assumes.  As a result of each Reorganization, existing shareholders of the applicable Acquired Fund will become shareholders of the corresponding Acquiring Fund.  Shareholders of the applicable Acquired Fund will receive shares of the corresponding Acquiring Fund with an aggregate NAV equal to the aggregate NAV of their shares of the Acquired Fund held immediately prior to the Reorganization.  No commission or other transaction fees will be charged to an Acquired Fund’s shareholders in connection with the Reorganization.
Each Reorganization is intended to be a “reorganization” within the meaning of Section 368(a) of the Code, for federal income tax purposes.  Accordingly, it is expected that the Acquired Funds generally will not, and the shareholders of the Acquired Funds will not, recognize any gain or loss as a direct result of the Reorganizations.  North Square Investments Trust and SIT will receive an opinion from tax counsel to North Square Investments Trust confirming such tax treatment.
 SECTION 15(F) SAFE HARBOR
SMM has entered into a Purchase Agreement with NSI for the sale of assets relating to the mutual fund business of SMM, including management of the Acquired Funds.   Pursuant to the Purchase Agreement, SMM will receive certain payments from NSI, which will be made by NSI from its own resources and not by the Acquiring Funds or their shareholders.
Section 15(f) of the 1940 Act provides a non-exclusive safe harbor for an investment adviser or any of its affiliated persons to receive any amount or benefit in connection with a sale of securities of, or any other interest in, such adviser which results in an assignment of an investment advisory contract with an investment company as long as two conditions are met.
First, for a two-year period following the transaction, no “unfair burden” may be imposed on an investment company as a result of the transaction, or any express or implied terms, conditions or understandings applicable to the transaction.  As defined in the 1940 Act, the term “unfair burden” includes any arrangement during the two-year period after the date on which the transaction occurs whereby the investment adviser (or its predecessor or successor) or any interested person of any such adviser receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company.
Second, during the three-year period immediately following the transaction, at least 75% of the investment company’s board of directors must not be “interested persons” of the investment adviser or the predecessor investment adviser within the meaning of the 1940 Act.  The SIT Board and North Square Investments Trust Board both currently satisfy this condition.
 EFFECT OF THE REORGANIZATIONS
The primary purpose of each Reorganization is to transition the investment portfolio and shareholders of each Acquired Fund to the North Square Investments Trust.
Certain basic information about the Acquired Funds and Acquiring Funds is provided in the table below.  The Acquired Funds and Acquiring Funds may sometimes be referred to together as the “Funds.”
Acquired Fund	Acquiring Fund
Stadion Tactical Defensive Fund, a series of Stadion Investment Trust (an open-end management investment company registered with the SEC)	North Square Tactical Defensive Fund, a series of North Square Investments Trust (an open-end management investment company registered with the SEC)
Tickers: ETFRX (Class A) ETFZX (Class C) ETFWX (Class I)	Tickers: ETFRX (Class A) ETFZX (Class C) ETFWX (Class I)
Fiscal year end: May 31	Fiscal year end: Same
Form of Organization: series of a Delaware statutory trust	Form of Organization: Same
Diversification status: Diversified	Diversification status: Same
Stadion Tactical Growth Fund, a series of Stadion Investment Trust (an open-end management company registered with the SEC)	North Square Tactical Growth Fund, a series of North Square Investments Trust (an open-end management investment company registered with the SEC)
Tickers: ETFAX (Class A) ETFCX (Class C) ETFOX (Class I)	Tickers: ETFAX (Class A) ETFCX (Class C) ETFOX (Class I)
Fiscal year end: May 31	Fiscal year end: Same
Form of Organization: series of a Delaware statutory trust	Form of Organization: Same
Diversification status: Diversified	Diversification status: Same
Stadion Trilogy Alternative Return Fund, a series of Stadion Investment Trust (an open-end management company registered with the SEC)	North Square Trilogy Alternative Return Fund, a series of North Square Investments Trust (an open-end management investment company registered with the SEC)
Tickers: STTGX (Class A) STTCX (Class C) STTHX (Class I)	Tickers: STTGX (Class A) STTCX (Class C) STTHX (Class I)
Fiscal year end: May 31	Fiscal year end: Same
Form of Organization: series of a Delaware statutory trust	Form of Organization: Same
Diversification status: Diversified	Diversification status: Same

The Reorganizations will result in management responsibility for each Acquired Fund being transitioned from SMM to NSI, with NSI Retail Advisors, LLC (“NSIRA”), a registered investment adviser under common control with NSI, serving as sub-adviser to each Acquired Fund.  The investment objective and the investment strategies of the Acquiring Funds will be the same or substantially similar to those of the Acquired Funds, as described in more detail below.  The Acquiring Funds and the Acquired Funds are each diversified for purposes of the 1940 Act.
Stadion Tactical Defensive Fund, Stadion Tactical Growth Fund and Stadion Trilogy Alternative Return Fund each paid SMM management fees of 1.25%, 1.06% and 1.25%, respectively, of the Fund’s average daily net assets during the most recent fiscal year.
Following the Reorganization, the contractual investment management fee rates paid by the Acquiring Funds for services provided by NSI will be the same as those paid by the corresponding Acquired Funds for investment management services provided by SMM. NSIRA will receive fees for serving as an investment sub-adviser, which fees will be paid by NSI.  NSI has contractually agreed, for a period of at least two years from the closing date of the applicable Reorganization, to cap fund operating expenses (excluding certain types of expenses) at the annual rates of 1.70%, 1.30% and 1.38% for North Square Tactical Defensive Fund, North Square Tactical Growth Fund and North Trilogy Alternative Return Fund, respectively. These expense limitations (and the excluded expenses) for the Acquiring Funds are the same as those currently in effect for the corresponding Acquired Funds.  It is expected that the shareholders of each Acquired Fund will generally not experience an increase in fees and expenses with respect to their investment in the corresponding Acquiring Fund for at least two years.
SIT is a multiple series trust that offers three portfolios managed by SMM, representing approximately $670 million in assets.  North Square Investments Trust is a multiple series trust that offers a number of portfolios managed by NSI and/or sub-advisers.  As of December 31, 2020, North Square Investments Trust consisted of nine portfolios representing approximately $382 million in assets, managed by NSI and six sub-advisers.  SIT is not affiliated with North Square Investments Trust or NSI.  SIT and North Square Investments Trust have different Boards of Trustees.  Custody, administration, accounting, transfer agency, distribution and certain compliance services (“Third Party Service Arrangements”) are provided to North Square Investments Trust by U.S. Bancorp Fund Services, LLC  (fund administration, transfer agency, fund accounting and dividend distribution), U.S. Bank, N.A. (custody) and Compass Distributors, LLC (distribution).  Third Party Service Arrangements are provided to SIT by ALPS Fund Services, Inc. (administrative, fund accounting and transfer agency), US Bank N.A. (custody), and ALPS Distributors, LLC (distribution).
NSI and North Square Investments Trust have been granted exemptive relief from the SEC for the funds NSI manages, including the Acquiring Funds, pursuant to which NSI operates such funds under a “manager of managers” structure (the “Order”).  The Order permits NSI, subject to the approval of the Board of Trustees of the North Square Investments Trust, to hire or replace sub-advisers that are not affiliated with NSI and certain sub-advisers that may be affiliated with NSI, and modify any existing or future sub-advisory agreement with such sub-advisers without obtaining shareholder approval (though shareholder approval would still be required to replace NSI as investment adviser or to materially amend its advisory agreement).  The Acquired Funds do not have such an exemptive order.  Currently, the SIT Board may terminate the investment adviser or sub-adviser to an Acquired Fund without shareholder approval, but the SIT Board may not replace or engage an investment adviser or sub-adviser or materially amend a sub-advisory agreement without shareholder approval.  The sole initial shareholder of each Acquiring Fund will have approved the operation of the Acquiring Fund under any manager of managers structure prior to the closing of the Reorganization, and Acquiring Fund shareholders, including in their ultimate capacities as shareholders of an Acquiring Fund, are not being asked to vote on this matter.
Shareholders will continue to be able to make additional purchases or sales of Acquired Fund shares through their financial intermediary up to and including the day of the Reorganization.  If the Reorganizations are approved, Acquired Fund shares will automatically be converted to Acquiring Fund shares at the Closing (as defined in the Reorganization Agreement).
 SUMMARY COMPARISON OF THE FUNDS
 Fees and Expenses
The table below describes the fees and expenses that you pay if you buy and hold shares of the Acquired Funds and the pro forma fees and expenses that you may pay if you buy and hold shares of the Acquiring Funds after giving effect to the Reorganizations.  Expenses for the Acquired Funds are based on operating expenses of the Acquired Funds for the six-month period ended November 30, 2020.  Only pro forma information is provided for the Acquiring Funds because they will not commence operations until the Reorganizations are completed. As the Acquiring Funds have not yet commenced operations as of the date of this Proxy Statement, the Other Expenses shown for the Acquiring Funds are estimates.  NSI has contractually agreed, for a period of at least two years from the closing date of the applicable Reorganization, to cap the fees and expenses of each Acquiring Fund at the same level (and with the same exclusions) as the current expense limitation implemented by SMM for the corresponding Acquired Fund.  Following each Reorganization, it is expected that the shareholders of each Acquired Fund will generally not experience an increase in fees and expenses with respect to their investment in the corresponding Acquiring Fund for at least two years (excluding interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan).
Proposal 1 - Reorganization of Stadion Tactical Defensive Fund into North Square Tactical Defensive Fund
Shareholder Fees (fees paid directly from your investment)
	Class A Shares —Acquired Fund	Class C Shares —Acquired Fund	Class I Shares —Acquired Fund	Class A Shares — Acquiring Fund (pro forma)	Class C Shares — Acquiring Fund (pro forma)	Class I Shares — Acquiring Fund (pro forma)

Maximum Sales Charge (Load)	5.75%	None	None	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (a percentage of offering price)	5.75%	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None[1]	1.00%[2]	None	None[1]	1.00%[2]	None
Redemption Fee	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.25%	1.00%	None
Other Expenses	0.35%	0.36%	0.41%	0.28%[3]	0.29%[3]	0.34%[3]
Acquired Fund Fees	0.10%	0.10%	0.10%	0.10%[3]	0.10%[3]	0.10%[3]
Total Annual Fund Operating Expenses[4]	1.95%	2.71%	1.76%	1.88%	2.64%	1.69%

(1)
In the case of investments at or above the $1 million ($500,000 for the Acquiring Fund) breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.

(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
(3)	Based on estimated amounts for the current fiscal year.
(4)
SMM has entered into an Expense Limitation Agreement with the Acquired Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C, and Class I shares to not more than 1.70% of the average daily net assets allocable to each Class of the Fund. NSI has contractually agreed to a substantially similar Expense Limitation Agreement with the Acquiring Fund at the same amount and with the same exclusions. SMM’s Expense Limitation Agreement is currently in effect until October 1, 2021. NSI’s Expense Limitation Agreement is for a period of at least two years from the closing date of the Reorganization. Each Expense Limitation Agreement may be terminated by each Fund’s Board or Adviser at the end of its then- current term upon not less than 90 days’ notice.

Example
The Example below is intended to help you compare the cost of investing in shares of the Acquired Fund with the cost of investing in shares of the Acquiring Fund on a pro forma basis.  The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same (taking into account the contractual fee waiver and expense reimbursement for two years).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 years	10 Years
Class A Shares – Acquired Fund	$762	$1,152	$1,567	$2,719
Class C Shares – Acquired Fund (if shares are not sold)	$274	$841	$1,435	$3,041
Class C Shares – Acquired Fund (if shares are sold)	$374	$841	$1,435	$3,041
Class I Shares – Acquired Fund	$179	$554	$954	$2,073
Class A Shares – Acquiring Fund (pro forma)	$755	$1,132	$1,533	$2,649
Class C Shares – Acquiring Fund (pro forma) (if shares are not sold)	$267	$820	$1,400	$2,973
Class C Shares – Acquiring Fund (pro forma) (if shares are sold)	$367	$820	$1,400	$2,973
Class I Shares – Acquiring Fund (pro forma)	$172	$533	$918	$1,998

Proposal 2 - Reorganization of Stadion Tactical Growth Fund into North Square Tactical Growth Fund
Shareholder Fees (fees paid directly from your investment)
	Class A Shares —Acquired Fund	Class C Shares —Acquired Fund	Class I Shares —Acquired Fund	Class A Shares — Acquiring Fund (pro forma)	Class C Shares — Acquiring Fund (pro forma)	Class I Shares — Acquiring Fund (pro forma)

Maximum Sales Charge (Load)	5.75%	None	None	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (a percentage of offering price)	5.75%	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None[1]	1.00%[2]	None	None[1]	1.00%[2]	None
Redemption Fee	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.25%	1.00%	None
Other Expenses	0.25%	0.27%	0.28%	0.24%[3]	0.25%[3]	0.26%[3]
Acquired Fund Fees and Expenses	0.16%	0.16%	0.16%	0.16%[3]	0.16%[3]	0.16%[3]
Total Annual Fund Operating Expenses	1.72%	2.49%	1.50%	1.71%	2.47%	1.48%
Management Fee Waivers and Expense Reimbursements (or Recoupments)[4]	-0.01%	-0.03%	-0.04%	0.00%	-0.01%	-0.02%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements (or Recoupments)[4]	1.71%	2.46%	1.46%	1.71%	2.46%	1.46%

(1)
In the case of investments at or above the $1 million ($500,000 for the Acquiring Fund) breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC’’) may be assessed on shares redeemed within 12 months of purchase.

(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
(3)	Based on estimated amounts for the current fiscal year.
(4)
SMM has entered into an Expense Limitation Agreement with the Acquired Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-l Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Fund. NSI has contractually agreed to a substantially similar Expense Limitation Agreement with the Acquiring Fund at the same amount and with the same exclusions. SMM’s Expense Limitation Agreement is currently in effect until October 1, 2021. NSI’s Expense Limitation Agreement is for a period of at least two years from the closing date of the Reorganization.  Pursuant to each Expense Limitation Agreement, if the investment adviser (“Adviser”) so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). Each Expense Limitation Agreement may be terminated by each Fund’s Board or Adviser at the end of its then-current term upon not less than 90 days’ notice.

Example
The Example below is intended to help you compare the cost of investing in shares of the Acquired Fund with the cost of investing in shares of the Acquiring Fund on a pro forma basis.  The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same (taking into account the contractual fee waiver and expense reimbursement for two years).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 years	10 Years
Class A Shares – Acquired Fund	$739	$1,085	$1,454	$2,488
Class C Shares – Acquired Fund (if shares are not sold)	$249	$773	$1,323	$2,824
Class C Shares – Acquired Fund (if shares are sold)	$349	$773	$1,323	$2,824
Class I Shares – Acquired Fund	$149	$470	$815	$1,787
Class A Shares – Acquiring Fund (pro forma)	$739	$1,083	$1,450	$2,478
Class C Shares – Acquiring Fund (pro forma) (if shares are not sold)	$249	$768	$1,314	$2,805
Class C Shares – Acquiring Fund (pro forma) (if shares are sold)	$349	$768	$1,314	$2,805
Class I Shares – Acquiring Fund (pro forma)	$149	$464	$804	$1,765

Proposal 3 - Reorganization of Stadion Trilogy Alternative Return Fund into North Square Trilogy Alternative Return Fund
Shareholder Fees (fees paid directly from your investment)
	Class A Shares —Acquired Fund	Class C Shares —Acquired Fund	Class I Shares —Acquired Fund	Class A Shares — Acquiring Fund (pro forma)	Class C Shares — Acquiring Fund (pro forma)	Class I Shares — Acquiring Fund (pro forma)

Maximum Sales Charge (Load)	5.75%	None	None	5.75%	None	None
Maximum Sales Charge (Load) Imposed on Purchases (a percentage of offering price)	5.75%	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	None[1]	1.00%[2]	None	None[1]	1.00%[2]	None
Redemption Fee	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.25%	1.00%	None
Other Expenses	0.39%	0.43%	0.47%	0.27%[3]	0.31%[3]	0.35%[3]
Acquired Fund Fees and Expenses	0.06%	0.06%	0.06%	0.06%[3]	0.06%[3]	0.06%[3]
Total Annual Fund Operating Expenses	1.95%	2.74%	1.78%	1.83%	2.62%	1.66%
Management Fee Waivers and Expense Reimbursements[4]	-0.26%	-0.30%	-0.34%	-0.14%	-0.18%	-0.22%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements[4]	1.69%	2.44%	1.44%	1.69%	2.44%	1.44%

(1)
In the case of investments at or above the $1 million ($500,000 for the Acquiring Fund) breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares within 12 months of purchase.

(2)	A 1.00% CDSC will be assessed on shares purchased and redeemed within 12 months of purchase.
(3)	Based on estimated amounts for the current fiscal year.
(4)
SMM has entered into an Expense Limitation Agreement with the Acquired Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-l Distribution Plan) of Class A, Class C and Class I shares to not more than 1.38% of the average daily net assets allocable to each Class of the Fund. NSI has contractually agreed to a substantially similar Expense Limitation Agreement with the Acquiring Fund at the same amount and with the same exclusions.  Pursuant to each Expense Limitation Agreement with the Fund, if the investment adviser (“Adviser”) so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.38% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that the total annual Fund Operating expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.38% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). SMM’s Expense Limitation Agreement is currently in effect until October 1, 2021. NSI’s Expense Limitation Agreement is for a period of at least two years from the closing date of the Reorganization.  Each Expense Limitation Agreement may be terminated by each Fund’s Board or Adviser at the end of its then-current term upon not less than 90 days’ notice.

Example
The Example below is intended to help you compare the cost of investing in shares of the Acquired Fund with the cost of investing in shares of the Acquiring Fund on a pro forma basis.  The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return and that operating expenses remain the same (taking into account the contractual fee waiver and expense reimbursement for two years).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 years	10 Years
Class A Shares – Acquired Fund	$737	$1,128	$1,544	$2,699
Class C Shares – Acquired Fund (if shares are not sold)	$247	$822	$1,423	$3,049
Class C Shares – Acquired Fund (if shares are sold)	$347	$822	$1,423	$3,049
Class I Shares – Acquired Fund	$147	$527	$933	$2,067
Class A Shares – Acquiring Fund (pro forma)	$737	$1,091	$1,483	$2,577
Class C Shares – Acquiring Fund (pro forma) (if shares are not sold)	$247	$779	$1,357	$2,926
Class C Shares – Acquiring Fund (pro forma) (if shares are sold)	$347	$779	$1,357	$2,926
Class I Shares – Acquiring Fund (pro forma)	$147	$479	$860	$1,927

 Performance Information
The following reflects performance information and indicates some of the historical risk of investing in the Funds.  The Acquiring Funds will not commence operations until after the closing of the Reorganizations.  At that time, each Acquiring Fund will adopt the performance history of the corresponding Acquired Fund.
The bar charts show the Acquired Funds’ performance for the calendar year ended December 31, 2019.  The tables illustrate how the Acquired Funds’ average annual returns for the 1-year, 5-year, and 10-year (or since inception for the Stadion Trilogy Alternative Return Fund) periods compared with one or more broad measures of market performance.  The tables illustrate each Acquired Fund’s past performance, before and after taxes, and does not necessarily indicate how it will perform in the future.  Updated performance information is also available on the Acquired Funds’ website at www.stadionfunds.com or by calling the Acquired Funds toll free at 866-383-7636.
Proposal 1 - Reorganization of Stadion Tactical Defensive Fund into North Square Tactical Defensive Fund
Calendar Year Total Return
Highest Calendar Quarter Return at NAV	9.72%	Quarter Ended 12/31/2010
Lowest Calendar Quarter Return at NAV	(8.65)%	Quarter Ended 09/30/2011

Average Annual Total Returns (for periods ended December 31, 2019)	1 Year	5 Years	10 Years	Since Inception of Class*

Class A Shares
Return Before Taxes	6.01%	3.37%	4.96%	3.76%
Return After Taxes on Distributions	5.91%	3.06%	4.45%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares	3.62%	2.53%	3.78%	2.86%
Class C Shares
Return Before Taxes	10.61%	3.82%	4.76%	3.42%
Class I Shares
Return Before Taxes	12.61%	4.83%	5.80%	4.44%
Morningstar Moderate Target Risk Index (reflects no deduction for fees, expenses or taxes)	19.03%	6.75%	7.72%	6.48%

*	Class A shares began operations on September 15, 2006, Class C shares began operations on October 1, 2009, Class I shares began operations on May 28, 2010.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown not applicable to investors who hold shares of the Fund through tax-deferred arrangements, such as 40l(k) plans or individua retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class C and Class I shares of the Fund commenced operations on October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund's Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.
Proposal 2 - Reorganization of Stadion Tactical Growth Fund into North Square Tactical Growth Fund
Calendar Year Total Return

Calendar Year Returns
Class I Performance

30%
20%
10%
0%
-10%
18.70%
0.41%
9.99%
21.55%
9.84%
-3.19%
9.55%
12.27%
-4.12%
15.03%
2010
2011
2012
2013
2014
2015
2016
2017
2018
2019

Highest Calendar Quarter Return at NAV	14.53%	Quarter Ended 12/31/2010
Lowest Calendar Quarter Return at NAV	(12.01)%	Quarter Ended 06/30/2010

Average Annual Total Returns (for periods ended December 31, 2019)	1 Year	5 Years	10 Years	Since Inception (May 3, 2004)

Class I Shares
Return Before Taxes	15.03%	5.60%	8.68%	6.80%
Return After Taxes on Distributions	13.76%	5.19%	6.75%	5.39%
Return After Taxes on Distributions and Sale of Fund Shares	9.79%	4.35%	6.39%	5.08%
Class A Shares
Return Before Taxes	8.17%	4.12%	7.77%	6.13%
Class C Shares
Return Before Taxes	12.96%	4.56%	7.60%	5.73%
Morningstar Moderate Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)	22.95%	7.96%	9.07%	7.82%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class A and C shares of the Fund commenced operations on April l, 2013. The performance shown for Class A and C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund's Class I shares, the initial share class, calculated using the fees and expenses of Class A and C shares, respectively, and without the effect of any fee and expense limitations or waivers.  If Class A and C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.
Proposal 3 - Reorganization of Stadion Trilogy Alternative Return Fund into North Square Trilogy Alternative Return Fund
Calendar Year Total Return

Calendar Year Returns
Class A Performance

8%
6%
4%
2%
0%
-2%
-4%
-6%
-8%
3.33%
0.40%
-0.24%
6.96%
4.63%
-6.74%
3.13%
2013
2014
2015
2016
2017
2018
2019

Highest Calendar Quarter Return at NAV	4.79%	Quarter Ended 06/30/2016
Lowest Calendar Quarter Return at NAV	(4.99)%	Quarter Ended 03/31/2018

Average Annual Total Returns (for periods ended December 31, 2019)	1 Year	5 Years	Since Inception (April 2, 2012)

Class A Shares
Return Before Taxes	-2.79%	0.24%	1.06%
Return After Taxes on Distributions	-3.16%	-0.02%	0.83%
Return After Taxes on Distributions and Sale of Fund Shares	-1.44%	0.17%	0.82%
Class C Shares
Return Before Taxes	1.43%	0.66%	1.09%
Class I Shares
Return Before Taxes	3.44%	1.69%	2.09%
HFRX Absolute Return Index (reflects no deduction for fees, expenses or taxes)	4.37%	2.07%	1.95%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes	8.72%	3.05%	2.95%
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
 Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect a Fund’s performance.  Because the Acquiring Funds are newly organized, no portfolio turnover data is available.  The portfolio turnover for the Acquired Funds is as follows:
ACQUIRED FUND	PORTFOLIO TURNOVER
Stadion Tactical Defensive Fund
For the fiscal year ended May 31, 2020	522%
Stadion Tactical Growth Fund
For the fiscal year ended May 31, 2020	128%
Stadion Trilogy Tactical Alternative Return Fund
For the fiscal year ended May 31, 2020	21%

 Principal Investment Objectives, Strategies, and Policies
Proposal 1 - Reorganization of Stadion Tactical Defensive Fund into North Square Tactical Defensive Fund
The investment objectives of the Acquired Fund and Acquiring Fund are the same: each Fund seeks to achieve capital appreciation.  Each Fund’s investment objectives are non-fundamental and may be changed by the respective Board without shareholder approval, upon at least 60 days’ prior written notice to shareholders.  The investment strategies of the Acquired Fund and the Acquiring Fund are substantially identical, although there are slight language differences in how the investment strategies and processes are described, insofar as the disclosure of the principal investment strategies for the Acquiring Fund reflects the use of a sub-adviser to manage the assets of the Fund.
Principal Investment Strategies
Stadion Tactical Defensive Fund	North Square Tactical Defensive Fund
To achieve its investment objective, the Fund invests primarily in and allocates its investments primarily between Fund Investments (defined below) that the Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

• “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

• “Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

To achieve its investment objective, the Fund invests primarily in and allocates its investments primarily between Fund Investments (defined below) that the Sub-Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

• “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

• “Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.

In allocating the Fund’s assets, the Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

In allocating the Fund’s assets, the Sub-Adviser uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Sub-Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Sub-Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value). The Sub-Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Adviser.

To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Sub-Adviser.

The Fund will generally invest as follows:
• The Core Position. Approximately 50% of the Fund’s assets will be invested in one or more broad-based equity or fixed income Fund Investments, such as funds with investments that reflect the S&P 500 Index, the Russell 2000 Index, the S&P 400 MidCap Index, the Dow Jones Industrial Index, the Bloomberg Barclays US Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index, U.S. Treasuries (including short-term U.S. Treasuries) or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Fund’s Core Position may change frequently as the Adviser deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Fund will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

• The Satellite Position. Approximately 50% of the Fund’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time.

The Fund will generally invest as follows:
• The Core Position. Approximately 50% of the Fund’s assets will be invested in one or more broad-based equity or fixed- income Fund Investments, such as funds with investments that reflect the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid- Cap Index, the Dow Jones Industrial Index, the Bloomberg Barclays US Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index, U.S. Treasuries (including short-term U.S. Treasuries) or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Fund’s Core Position may change frequently as the Sub-Adviser deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Fund will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.
• The Satellite Position. Approximately 50% of the Fund’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time.

The Defensive Fund’s Core Position will normally be fully invested in Fund Investments, and not in Cash Positions, in order to blend the benefits of the Core Position’s market exposure to broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s market-sector, fixed-income and Cash Position rotation investing strategy.

The Fund’s Core Position will normally be fully invested in Fund Investments, and not in Cash Positions, in order to blend the benefits of the Core Position’s market exposure to broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s market-sector, fixed-income and Cash Position rotation investing strategy.

The Defensive Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase/reduce the Fund’s overall exposure to an industry or sector than buying/selling other Fund Investments, or to hedge against risks of investments in the Fund’s portfolio or markets generally. In general, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Fund’s total assets.

The Fund may invest in options or futures positions for speculative purposes, when the Sub-Adviser determines that they provide a more efficient way to increase/reduce the Fund’s overall exposure to an industry or sector than buying/selling other Fund Investments, or to hedge against risks of investments in the Fund’s portfolio or markets generally. In general, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the Fund’s total assets.

Proposal 2 - Reorganization of Stadion Tactical Growth Fund into North Square Tactical Growth Fund
The investment objectives of the Acquired Fund and Acquiring Fund are the same: each Fund seeks long-term capital appreciation.  Each Fund’s investment objective is non-fundamental and may be changed by the respective Board without shareholder approval, upon at least 60 days’ prior written notice to shareholders.  The investment strategies of the Acquired Fund and the Acquiring Fund are substantially identical, although there are slight differences in how the investment strategies and processes are described, insofar as the disclosure of the principal investment strategies for the Acquiring Fund reflects the use of a sub-adviser to manage the assets of the Fund.
Principal Investment Strategies
Stadion Tactical Growth Fund	North Square Tactical Growth Fund
To achieve its investment objective, the Fund invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance (collectively, “Fund Investments”) that the Adviser believes have the potential for capital appreciation. The Growth Fund's investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

To achieve its investment objective, the Fund invests primarily in actively managed or index-based exchange traded funds (“ETFs”), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance (collectively, “Fund Investments”) that the Sub-Adviser believes have the potential for capital appreciation. The Fund's investment strategy will emphasize growth style investing, but Fund Investments may also at times have value characteristics.

In allocating the Fund’s assets, the Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Fund's:
• optimum cash position;
• weighting between the value and growth segments of the market;
• sector and industry allocation; and
• domestic and international exposure.

In allocating the Fund’s assets, the Sub-Adviser uses a proprietary quantitative research process to determine current risk in the broad equity markets, as well as to determine the Fund's:
• optimum cash position;
• weighting between the value and growth segments of the market;
• sector and industry allocation; and
• domestic and international exposure.

The Adviser generally will search for investments that exhibit attractive valuations on several metrics, which may include, without limitation, price movement, volatility, price-to-earnings ratios, growth rates, price-to-cash flow ratios and price-to-book ratios. To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, commodities-related indexes, etc.).

The Sub-Adviser generally will search for investments that exhibit attractive valuations on several metrics, which may include, without limitation, price movement, volatility, price-to-earnings ratios, growth rates, price-to-cash flow ratios and price-to-book ratios. To participate in markets and market sectors, the Sub-Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Sub-Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, commodities-related indexes, etc.).

The Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Fund. The Growth Fund may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Growth Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Sub-Adviser retains the flexibility to allocate among equity or fixed-income Fund Investments as determined to be suitable for the Fund. The Fund may invest up to 100% of its assets in Fund Investments that have portfolios comprised of equity securities (including domestic or foreign companies of any size in any sector) or fixed-income securities (including domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity, yield or quality rating, including investment grade and high yield, non-investment grade fixed income securities (commonly known as “junk bonds”)).The mix of fixed income and equity Fund Investments may be substantially over-weighted or under-weighted in favor of fixed income or equities, depending on prevailing market conditions. The Fund may participate in a limited number of industry sectors, but will not concentrate its investments in any particular sector.

The Growth Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Fund’s portfolio or markets generally. In general, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Fund's total assets.

The Fund may invest in options or futures positions for speculative purposes, when the Sub-Adviser determines that they provide a more efficient way to increase or reduce the Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Fund’s portfolio or markets generally. In general, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Fund's total assets.

The Growth Fund may at times hold all or a portion of its assets in cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (“Cash Positions”), either due to pending investments or when investment opportunities are limited.

The Fund may at times hold all or a portion of its assets in cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions (“Cash Positions”), either due to pending investments or when investment opportunities are limited.

The Adviser generally sells a security under one or more of the following conditions:
• the security reaches the Adviser's appraised value;

• there is a more attractively priced Fund Investment or other security as an alternative;
• the optimum Cash Position has changed based on the Adviser’s quantitative research;
• the weighting between the value and growth segments of the market have changed based on the Adviser’s quantitative research;
• the weighting between sector and industry allocations have changed based on the Adviser’s quantitative research; or
• the weighting between domestic and international exposure have changed based on the Adviser’s quantitative research.

The Sub-Adviser generally sells a security under one or more of the following conditions:
• the security reaches the Sub-Adviser's appraised value;
• there is a more attractively priced Fund Investment or other security as an alternative;
• the optimum Cash Position has changed based on the Sub-Adviser’s quantitative research;
• the weighting between the value and growth segments of the market have changed based on the Sub-Adviser’s quantitative research;
• the weighting between sector and industry allocations have changed based on the Sub-Adviser’s quantitative research; or
• the weighting between domestic and international exposure have changed based on the Sub-Adviser’s quantitative research.

Proposal 3 - Reorganization of Stadion Trilogy Alternative Return Fund into North Square Trilogy Alternative Return Fund
The investment objectives of the Acquired Fund and Acquiring Fund are the same: each Fund seeks total return, with an emphasis on lower risk and volatility than the U.S. equity markets.  Each Fund’s investment objectives are non-fundamental and may be changed by the respective Board without shareholder approval, upon at least 60 days’ prior written notice to shareholders.  The investment strategies of the Acquired Fund and the Acquiring Fund are substantially identical, although there are slight differences in how the investment strategies and processes are described, insofar as the disclosure of the principal investment strategies for the Acquiring Fund reflects the use of a sub-adviser to manage the assets of the Fund.
Principal Investment Strategies
Stadion Trilogy Alternative Return Fund	North Square Trilogy Alternative Return Fund
To achieve its investment objective, the Fund combines multiple investment strategies and investment techniques that are designed to generate return and manage risk exposure across varying market conditions. The Trilogy Fund employs three separate investment styles:
• a diversified portfolio of common stocks and/or actively managed or index-based exchange traded funds (“ETFs”), and options selected to provide protection from market declines (the “Equity Position”),

• fixed-income securities or ETFs investing in fixed-income securities, and options sold and repurchased to generate net premium income (the “Income Position”), and
• index options or other securities in an effort to benefit from substantial price changes (up or down) in the markets (the “Market Movement Position”).

To achieve its investment objective, the Fund combines multiple investment strategies and investment techniques that are designed to generate return and manage risk exposure across varying market conditions. The Fund employs three separate investment styles:
• a diversified portfolio of common stocks and/or actively managed or index-based exchange traded funds (“ETFs”), and options selected to provide protection from market declines (the “Equity Position”),
• fixed-income securities or ETFs investing in fixed-income securities, and options sold and repurchased to generate net premium income (the “Income Position”), and
• index options in an effort to benefit from substantial price changes (up or down) in the markets (the “Market Movement Position”).

In allocating the Fund’s assets, the Adviser uses a combination of the investment styles described above and may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Fund’s portfolio. The Adviser’s approach is designed to manage risk exposure by seeking opportunities for return from varying market conditions. Under normal market conditions, the Fund expects that (i) approximately 30% to 70% of the Fund’s assets will be allocated to the Equity Position, (ii) approximately 30% to 50% of the Fund’s assets will be allocated to the Income Position and (iii) approximately 2% to 30% of the Fund’s assets will be allocated to the Market Movement Position; however, these percentages may vary over time as a result of market conditions and fluctuations.

In allocating the Fund’s assets, the Sub-Adviser uses a combination of the investment styles described above and may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Fund’s portfolio. The Sub-Adviser’s approach is designed to manage risk exposure by seeking opportunities for return from varying market conditions. Under normal market conditions, the Fund expects that (i) approximately 30% to 70% of the Fund’s assets will be allocated to the Equity Position, (ii) approximately 30% to 50% of the Fund’s assets will be allocated to the Income Position and (iii) approximately 2% to 30% of the Fund’s assets will be allocated to the Market Movement Position; however, these percentages may vary over time as a result of market conditions and fluctuations.

Under normal market conditions, (i) the market value of the Equity Position’s options that are long positions are not expected to exceed approximately 6% of the Fund’s net assets; (ii) the market value of the Equity Position’s options that are short positions are not expected to exceed approximately 6% of the Fund’s net assets; (iii) the market value of the Income Position’s options are not expected to exceed approximately 12% of the Fund’s net assets; and (iv) the market value of the Market Movement Position’s options are expected to represent approximately 2% to 20% of the Fund’s net assets.

Under normal market conditions, (i) the market value of the Equity Position’s options that are long positions are not expected to exceed approximately 6% of the Fund’s net assets; (ii) the market value of the Equity Position’s options that are short positions are not expected to exceed approximately 6% of the Fund’s net assets; (iii) the market value of the Income Position’s options are not expected to exceed approximately 12% of the Fund’s net assets; and (iv) the market value of the Market Movement Position’s options are expected to represent approximately 2% to 20% of the Fund’s net assets.

The Trilogy Fund will generally invest as follows:

• The Equity Position. The Equity Position is designed to participate in equity markets while moderating volatility. In the Equity Position, the Fund typically invests in a broadly diversified portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Adviser believes possess attractive valuation characteristics, and the capability for above-average dividend yield, and/or ETFs that hold such companies. In selecting individual positions, the Adviser generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics, seeking companies with favorable valuations (generally, prices that are reasonable relative to projected revenues, earnings, and dividends). The Adviser also looks for companies that possess characteristics that support maintaining market share and earnings power through market cycles and demonstrate the potential to increase dividends or earnings over time. While the Adviser will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization. The Adviser may sell a stock from the Equity Position if the Adviser believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Adviser otherwise believes that selling the stock is in the Fund’s best interest.

The Adviser uses an option technique called a “collar” to provide downside risk protection to the Equity Position; however, collars also will limit upside potential. In the Equity Position, the Adviser generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Fund’s exposure to market risk and volatility.

The notional value of the options positions in the Equity Position is not expected to exceed 100% of the expected, aggregate value of the equity securities owned in the Equity Position at the time either option is “in the money” (i.e., when exercising the option would result in a profit). This percentage limitation on the use of options applies at the time an investment is made.

The Fund will generally invest as follows:

• The Equity Position. The Equity Position is designed to participate in equity markets while moderating volatility. In the Equity Position, the Fund typically invests in a broadly diversified portfolio of U.S. exchange-listed common stocks and American Depositary Receipts (“ADRs”) of companies that the Sub-Adviser believes possess attractive valuation characteristics, and the capability for above-average dividend yield, and/or ETFs that hold such companies. In selecting individual positions, the Sub-Adviser generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics, seeking companies with favorable valuations (generally, prices that are reasonable relative to projected revenues, earnings, and dividends). The Sub-Adviser also looks for companies that possess characteristics that support maintaining market share and earnings power through market cycles and demonstrate the potential to increase dividends or earnings over time. While the Sub-Adviser will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization. The Sub-Adviser may sell a stock from the Equity Position if the Sub-Adviser believes the company’s fundamentals have deteriorated, the company’s dividend or earnings growth has or will decline or the Sub-Adviser otherwise believes that selling the stock is in the Fund’s best interest.

The Sub-Adviser uses an option technique called a “collar” to provide downside risk protection to the Equity Position; however, collars also will limit upside potential. In the Equity Position, the Sub-Adviser generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Fund’s exposure to market risk and volatility.

The notional value of the options positions in the Equity Position is not expected to exceed 100% of the expected, aggregate value of the equity securities owned in the Equity Position at the time either option is “in the money” (i.e., when exercising the option would result in a profit). This percentage limitation on the use of options applies at the time an investment is made.

• The Income Position. The Income Position is designed to balance the risk of the Equity Position by utilizing a combination of investments in domestic fixed-income investments (e.g., corporate bonds, U.S. government securities, mortgage-backed securities, high yield bonds (commonly known as “junk bonds”) or mutual funds and ETFs that invest in such securities) (collectively, “Fixed Income Instruments”) and the receipt of premiums from selling index options. The primary objective of the Income Position is yield generation, with a secondary emphasis on capital appreciation. While the Adviser may purchase Fixed Income Instruments of any maturity and credit quality, the Adviser typically invests in a broad mix of ETFs targeting a specific yield that the Adviser may adjust from time to time in response to market conditions.

In implementing its options strategy for the Income Position, the Adviser typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Adviser may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position. The options strategy utilized by the Adviser for the Income Position is intended to provide increased cash flow from premiums, reduce volatility, and provide protection against potential loss when the Fund purchases put and call options on the same indices on which the Fund has written options.

The Adviser may also use “collars” or collar components to provide downside risk protection to the Income Position; however, collars also will limit upside potential. In the Income Position, the Adviser generally writes calls on underlying fixed income instruments at or above the current value of the applicable fixed income instrument to seek to generate premium income and may use the proceeds to purchase puts on underlying fixed income instruments below the current value of the applicable fixed income instrument to seek to reduce the Fund’s exposure to market risk and volatility.

• The Income Position. The Income Position is designed to balance the risk of the Equity Position by utilizing a combination of investments in domestic fixed-income investments (e.g., corporate bonds, U.S. government securities, mortgage-backed securities, high yield bonds (commonly known as “junk bonds”) or mutual funds and ETFs that invest in such securities) (collectively, “Fixed Income Instruments”) and the receipt of premiums from selling index options. The primary objective of the Income Position is yield generation, with a secondary emphasis on capital appreciation. While the Sub-Adviser may purchase Fixed Income Instruments of any maturity and credit quality, the Sub-Adviser typically invests in a broad mix of ETFs targeting a specific yield that the Sub-Adviser may adjust from time to time in response to market conditions.

In implementing its options strategy for the Income Position, the Sub-Adviser typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Sub-Adviser may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position. The options strategy utilized by the Sub-Adviser for the Income Position is intended to provide increased cash flow from premiums, reduce volatility, and provide protection against potential loss when the Fund purchases put and call options on the same indices on which the Fund has written options.

The Sub-Adviser may also use “collars” or collar components to provide downside risk protection to the Income Position; however, collars also will limit upside potential. In the Income Position, the Sub-Adviser generally writes calls on underlying fixed income instruments at or above the current value of the applicable fixed income instrument to seek to generate premium income and may use the proceeds to purchase puts on underlying fixed income instruments below the current value of the applicable fixed income instrument to seek to reduce the Fund’s exposure to market risk and volatility.

• The Market Movement Position. The Market Movement Position is designed to benefit from substantial price changes (up or down) in the markets. In executing the strategy for the Market Movement Position, the Adviser intends to purchase and write options on one or more broad-based U.S. stock indices, such as the Standard & Poor’s 500 Index, or ETFs that replicate or are related to such indices (including, without limitation, indices that measure market volatility). The Adviser uses a proprietary option allocation model to dynamically adjust the put protection it seeks to employ with the intent to minimize cost to the portfolio while providing potential upside in market downturns. Over time, the indices on which the Fund purchases and sells options may vary based on the Adviser’s assessment of the availability and liquidity of various listed index options, and the Adviser’s evaluation of equity market conditions and other factors.

Generally, the Market Movement Position favors establishing debit option spreads of varying strike prices and maturities by simultaneously selling and purchasing options on the same underlying instrument having the same expiration date. The options the Market Movement Position buys and sells are typically settled in cash rather than by delivery of securities and reflect price fluctuations in a group of securities or segments of the securities market. The Adviser may also purchase alternative instruments that the Adviser believes will approximate the performance that could be achieved by establishing debit option spreads when the Adviser believes comparable results can be achieved at a lower cost than buying options directly. These alternative instruments include options on indexes, options on futures, options on ETFs or individual securities and positively or negatively correlated market instruments. The Trilogy Fund may also invest in ETFs and other investment companies that employ a trend or momentum-based strategy for the Market Movement Position.

• The Market Movement Position. The Market Movement Position is designed to benefit from substantial price changes (up or down) in the markets. In executing the strategy for the Market Movement Position, the Sub-Adviser intends to purchase and write options on one or more broad-based U.S. stock indices, such as the Standard & Poor’s 500 Index, or ETFs that replicate or are related to such indices (including, without limitation, indices that measure market volatility). The Sub-Adviser uses a proprietary option allocation model to dynamically adjust the put protection it seeks to employ with the intent to minimize cost to the portfolio while providing potential upside in market downturns. Over time, the indices on which the Fund purchases and sells options may vary based on the Sub-Adviser’s assessment of the availability and liquidity of various listed index options, and the Sub-Adviser’s evaluation of equity market conditions and other factors.

Generally, the Market Movement Position favors establishing debit option spreads of varying strike prices and maturities by simultaneously selling and purchasing options on the same underlying instrument having the same expiration date. The options the Market Movement Position buys and sells are typically settled in cash rather than by delivery of securities and reflect price fluctuations in a group of securities or segments of the securities market. The Sub-Adviser may also purchase alternative instruments that the Sub-Adviser believes will approximate the performance that could be achieved by establishing debit option spreads when the Sub-Adviser believes comparable results can be achieved at a lower cost than buying options directly. These alternative instruments include options on indexes, options on futures, options on ETFs or individual securities and positively or negatively correlated market instruments. The Fund may also invest in ETFs and other investment companies that employ a trend or momentum-based strategy for the Market Movement Position.

In general, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the-money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Fund’s total assets.

In general, the Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for “bona fide hedging” purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Fund’s existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are “in-the- money” (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Fund’s total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Fund’s total assets.

  Principal Risks
Risk is the possibility that you will lose money on your investment or that it will not earn as much as you expect.  In general, the greater the risk, the more money your investment can earn for you and the more you can lose.  Like other investment companies, the value of each Fund’s shares may be affected by its investment objective, principal investment strategies, and particular risk factors.  The principal risks of investing in the Funds are discussed below.  However, other factors may also affect each Fund’s NAV.  There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value.
As set forth below, the principal risks of the Acquired Funds are substantially similar to those of the Acquiring Funds. The primary differences are non-substantive language differences in the descriptions of substantially similar risks.  As with any investment, there is a risk you could lose all or a portion of your investment in the Fund.  Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objectives.
Proposal 1 - Reorganization of Stadion Tactical Defensive Fund into North Square Tactical Defensive Fund
Acquired Fund	Acquiring Fund
Management Style Risk: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting Fund Investments may not result in an increase in the value of your investment or in overall performance equal to other investments.

ETF and Other Investment Company Risk: The Defensive Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Expenses. Since the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Fund’s investment in the ETF’s shares.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

ETF and Mutual Funds Risk.  The Fund’s investment in ETFs and mutual funds (including other funds managed by the Sub-Adviser) generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. An ETF may also trade at a discount to its net asset value. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. This could, in turn, result in differences between the market price of the ETF’s shares and the underlying value of those shares. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. Investments in ETFs and mutual funds are also subject to the following additional risks:

• Expenses. Since the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Fund’s investment in the ETF’s shares.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Derivative Risk: Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument.

• CFTC Regulation Risk. To the extent the Fund makes investments regulated by the CFTC, the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements either of which may have an adverse effect on the Fund.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Defensive Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Defensive Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlements is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.

• Options. If the Fund sells a put option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Fund sells a call option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Derivatives Risk. The Sub-Adviser may make use of futures, forwards, options, swaps and other forms of derivative instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Opening derivative positions also exposes to the Fund to risk that the counterparty to the transaction defaults.

Fixed Income Risk: There are risks associated with the potential investment of the Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Fund’s fixed income investments can be expected to decline.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

• Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term and lower rated securities being more volatile than shorter-term and higher-rated securities. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Risks associated with rising interest rates are heightened given that interest rates in the U.S. have been at near historic lows.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline to some extent.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Market Risk: Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Defensive Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Fund may suffer losses from these transactions.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Large-Cap Company Risk.  Securities of companies with market capitalizations that are larger than small and mid-cap companies may be susceptible to slower growth during times of economic expansion. They may be not be able to respond as quickly to economic changes, market innovation, or changes in consumer behavior.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Defensive Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector or focuses its Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.
Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
Small and Medium Capitalization Companies Risk: The Defensive Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Proposal 2 - Reorganization of Stadion Tactical Growth Fund into North Square Tactical Growth Fund
Acquired Fund	Acquiring Fund

Management Style Risk: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting Fund Investments may not result in an increase in the value of your investment or in overall performance equal to other investments.

ETF and Other Investment Company Risk: The Growth Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Expenses. Since the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Fund’s investment in the ETF’s shares.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

ETF and Mutual Funds Risk. The Fund’s investment in ETFs and mutual funds (including other funds managed by the Sub-Adviser) generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. An ETF may also trade at a discount to its net asset value. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. This could, in turn, result in differences between the market price of the ETF’s shares and the underlying value of those shares. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. Investments in ETFs and mutual funds are also subject to the following additional risks:

•  Expenses. Since the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Fund’s investment in the ETF’s shares.

•  Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

•  Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Derivative Risk: Put and call options and futures contracts are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Fund may exceed the Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. The Growth Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.
Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument.

• CFTC Regulation Risk. To the extent the Fund makes investments regulated by the CFTC, the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Growth Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Growth Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.

• Options. If the Fund sells a put option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Fund sells a call option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Derivatives Risk. The Sub-Adviser may make use of futures, forwards, options, swaps and other forms of derivative instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Opening derivative positions also exposes to the Fund to risk that the counterparty to the transaction defaults.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector or focuses its investments in securities by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence affecting that sector than a fund that does not invest heavily in the sector. The sectors in which the Fund may invest in more heavily will vary.
Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Market Risk: Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Commodity Risk: Investing in commodities through commodity-linked ETFs and mutual funds may subject the Fund to potentially greater volatility than investments in traditional securities. The value of commodity-linked ETFs and mutual funds will be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Commodity Risk. The Fund may invest directly or indirectly in commodities, or gain exposure to commodities by investing in companies engaged in commodity-focused industries or by using exchange-traded funds. Commodity prices can fluctuate significantly in short time periods, which will have a direct or indirect impact on the value of the Fund. Commodity prices can change as a result of a number of factors including supply and demand, government and regulatory matters, speculation, international monetary and political factors, central bank activity and changes in interest rates and currency values. Direct investments in bullion may generate higher transaction and custody costs.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Growth Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Fund may suffer losses from these transactions.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Fund’s fixed income investments can be expected to decline.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

• Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term and lower rated securities being more volatile than shorter-term and higher-rated securities. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Risks associated with rising interest rates are heightened given that interest rates in the U.S. have been at near historic lows.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline to some extent.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Growth Investing Risk: The Growth Fund may invest in companies that appear to be growth-oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall. Prices of these companies’ securities may be more volatile than those of other securities, particularly over the short term.

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment grade”. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Large-Cap Company Risk.  Securities of companies with market capitalizations that are larger than small and mid cap companies may be susceptible to slower growth during times of economic expansion. They may be not be able to respond as quickly to economic changes, market innovation, or changes in consumer behavior.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Growth Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Small and Medium Capitalization Companies Risk: The Growth Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

Proposal 3 - Reorganization of Stadion Trilogy Alternative Return Fund into North Square Trilogy Alternative Return Growth Fund
Acquired Fund	Acquiring Fund

Management Style Risk: The share price of the Fund changes daily based on the performance of the securities in which it invests and the success of the Adviser’s options strategies. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Fund will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting Fund Investments may not result in an increase in the value of your investment or in overall performance equal to other investments.

ETF and Other Investment Company Risk: The Trilogy Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

• Expenses. Since the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Fund’s investment in the ETF’s shares.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

ETF and Mutual Funds Risk. The Fund’s investment in ETFs and mutual funds (including other funds managed by the Sub-Adviser) generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. An ETF may also trade at a discount to its net asset value. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. This could, in turn, result in differences between the market price of the ETF’s shares and the underlying value of those shares. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. Investments in ETFs and mutual funds are also subject to the following additional risks:

• Expenses. Since the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

• Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

• Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF).

• Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Fund’s investment in the ETF’s shares.

• Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

• Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

• Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Derivative Risk: Put and call options are referred to as “derivative” instruments since their values are based on (“derived from”) the values of other securities. Derivative instruments can be volatile and the potential loss to the Fund may exceed the Fund’s initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. The Trilogy Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument.

• CFTC Regulation Risk. To the extent the Fund makes investments regulated by the CFTC, the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

• Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Trilogy Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Trilogy Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.

• Options. If the Fund sells a put option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Fund sells a call option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

• Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

Derivatives Risk. The Sub-Adviser may make use of futures, forwards, options, swaps and other forms of derivative instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Opening derivative positions also exposes to the Fund to risk that the counterparty to the transaction defaults.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Credit Risk. The value of the Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

• Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates.  Generally when interest rates rise, the value of the Fund’s fixed income investments can be expected to decline.

• Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

• Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term and lower rated securities being more volatile than shorter-term and higher-rated securities. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Risks associated with rising interest rates are heightened given that interest rates in the U.S. have been at near historic lows.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline to some extent.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Market Risk: Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Trilogy Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Fund may suffer losses from these transactions.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below “investment grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Large-Cap Company Risk.  Securities of companies with market capitalizations that are larger than small and mid-cap companies may be susceptible to slower growth during times of economic expansion. They may be not be able to respond as quickly to economic changes, market innovation, or changes in consumer behavior.

Mortgage-Related Securities Risk: Mortgage-related and other asset backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Fund to a lower rate of return upon reinvestment of principal.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Trilogy Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Small and Medium Capitalization Companies Risk: The Trilogy Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

Small Cap and Mid Cap Company Risk. The securities of small capitalization and mid capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) when it is not obligated to do so.

 Funds’ Investment Restrictions and Limitations
The investment restrictions adopted by the Acquired Funds and the Acquiring Funds as fundamental investment restrictions (i.e., cannot be changed by a Fund’s Board of Trustees without affirmative shareholder approval) are substantially similar.  The Acquired Funds and the Acquiring Funds also have various non-fundamental investment restrictions (i.e., can be changed without shareholder approval by a Fund’s Board of Trustees), including similar non-fundamental investment restrictions related to investments in other investment companies and investments in illiquid securities.  The Acquired Funds have certain non-fundamental investment restrictions that will not apply if the Reorganizations are approved.
A comparison of the fundamental investment restrictions of the Acquired Funds and Acquiring Funds are below.  The Acquired Funds share the same investment restrictions, and the Acquiring Funds share the same investment restrictions.
A fundamental restriction cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the applicable Fund; or (2) 67% of the shares present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares are present or represented.  A non-fundamental limitation may be changed by the applicable Fund’s Board of Trustees without shareholder approval.

FUNDAMENTAL INVESTMENT RESTRICTIONS
Acquired Funds	Acquiring Funds
Fundamental Investment Limitation Borrowing and Issuing Senior Securities
The Funds may not issue senior securities, except as permitted by the 1940 Act.

The Funds may not borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

The Funds may not pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

Each Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or investing in financial futures, swaps, when-issued or delayed delivery securities, or reverse repurchase agreements.

Fundamental Investment Limitation Underwriting Activities
A Fund may not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.
Each Fund may not act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio.
Fundamental Investment Limitation Industry Concentration
The Funds may not invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. If a Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied.

Each Fund may not invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry or group of industries (other than securities issued by the U.S. Government, its agencies or instrumentalities).

Fundamental Investment Limitation Purchase and Sale of Real Estate
The Funds may not purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities).

Each Fund may not purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs.

Fundamental Investment Limitation Making Loans
The Funds may not make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan.

Each Fund may not make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets.

Fundamental Investment Limitation Purchase and Sale of Commodities
The Funds may not invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

Each Fund may not purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

Fundamental Investment Limitation Diversification

Each Fund may not with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Non-Fundamental Investment Limitation Illiquid Securities
A Fund may not invest more than 15% of its net assets in illiquid securities.
Each Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

Non-Fundamental Investment Limitation Other Investment Companies
The Funds may not invest in securities of other registered investment companies, except as permitted under the 1940 Act.
Each Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

Non-Fundamental Investment Limitation Control or Management Over a Portfolio Company
The Funds may not make investments for the purpose of exercising control or management over a portfolio company.	None.
Non-Fundamental Investment Limitation Oil, Gas or Other Mineral Exploration or Development Programs
The Funds may not invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in the common stock of companies which invest in or sponsor such programs.
None.
Non-Fundamental Investment Limitation Warrants
The Funds may not purchase warrants if as a result the Fund would then have more than 5% of its total net assets (taken at the lower of cost or current value) invested in warrants.	None.
Non-Fundamental Investment Limitation Securities on Margin
The Funds may not purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). For purposes of this limitation, short sales of securities and futures trades, forward contracts or similar trades requiring margin deposits or other use of a margin account are not considered purchasing securities on margin.
None.

 Management
Boards of Trustees
The overall management of the business and affairs of SIT is vested with its Board.  The Board is responsible for overseeing SMM and other service providers in the operations of SIT.  SIT currently has five Trustees, four of whom are not “interested persons,” as that term is defined under the 1940 Act.
The business and affairs of North Square Investments Trust are managed by its officers under the oversight of its Board of Trustees (the “North Square Board”).  The North Square Board sets broad policies for the North Square Investments Trust and may appoint North Square Investments Trust’s officers.  The North Square Board oversees the performance of NSI and North Square Investments Trust’s other service providers.  North Square Investments Trust currently has four Trustees, one of whom is an “interested person,” as that term is defined under the 1940 Act.
Investment Advisers/Sub-Advisers
SMM, located at 1061 Cliff Dawson Road, Watkinsville, GA 30677, is an investment adviser registered with the SEC and serves as the investment adviser to the Acquired Funds.  SMM administers the affairs of the Acquired Funds, subject to the oversight of SIT’s Board of Trustees.
NSI, located at 10 South LaSalle Street, Suite 1900, Chicago, Illinois 60603, is an investment adviser registered with the SEC and will serve as the investment adviser to the Acquiring Funds.  NSI is responsible for overseeing the management and business affairs of the Acquiring Funds and has discretion to purchase and sell securities in accordance with the Acquiring Funds’ objective, policies, and restrictions, subject to the oversight of the North Square Board.
NSIRA, located at One Gateway Center, Pittsburgh, PA 15222, is an investment adviser registered with the SEC and will serve as the investment sub-adviser to the Acquiring Funds.  NSIRA, which is under common control with NSI, will have discretion to purchase and sell securities in accordance with each Acquiring Fund’s objective, policies, and restrictions, subject to the oversight of the North Square Board and NSI.
A summary of the changes in investment advisers between the Acquired Funds and Acquiring Funds is below:
Acquired Fund	Acquiring Fund
Stadion Tactical Defensive Fund	North Square Tactical Defensive Fund
Investment Adviser: SMM	Investment Adviser: NSI
Sub-adviser: None	Sub-adviser: NSIRA
Stadion Tactical Growth Fund	North Square Tactical Growth Fund
Investment Adviser: SMM	Investment Adviser: NSI
Sub-adviser: None	Sub-adviser: NSIRA
Stadion Trilogy Alternative Return Fund	North Square Trilogy Alternative Return Fund
Investment Adviser: SMM	Investment Adviser: NSI
Sub-adviser: None	Sub-adviser: NSIRA

Portfolio Managers
If the Reorganizations are approved by shareholders of the Acquired Funds, then after the Closing, the Acquired Funds will be reorganized into the Acquiring Funds, and NSI will serve as the investment adviser, and NSIRA will serve as the sub-adviser, for each of the Acquiring Funds.  In this regard, it is expected that after the Closing, the current portfolio managers for each Acquired Fund will continue to manage their respective Acquired Fund as employees of NSIRA.
Consequently, the following portfolio managers are expected to be jointly and primarily responsible for the day-to-day management of the Acquiring Funds:
Proposal 1 - Reorganization of Stadion Tactical Defensive Fund into North Square Tactical Defensive Fund
Acquired Fund	Acquiring Fund
Brad A. Thompson	Brad A. Thompson
Clayton Wilkin	Clayton Wilkin

Brad A. Thompson, CFA. Prior to joining the Sub-Adviser in 2021, Mr. Thompson served as Chief Investment Officer of Stadion Money Management, LLC and had been a Portfolio Manager and an officer of Stadion Money Management, LLC (and its predecessor), serving in a supervisory role for portfolio management operations since 2006. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and holds the Chartered Financial Analyst designation. Mr. Thompson is a member of the CFA Institute and the Bermuda Society of Financial Analysts and also holds the Chartered Retirement Plan Specialist Designation.
Clayton Wilkin, CFA. Prior to joining the Sub-Adviser in 2021, Mr. Wilkin was a Portfolio Manager for Stadion Money Management, LLC and had served as a Portfolio Management Analyst, among other duties, since 2013. He has a Bachelor of Business Administration Degree in Finance in Finance from the University of Georgia and also holds the Chartered Financial Analyst designation.

Proposal 2 - Reorganization of Stadion Tactical Growth Fund into North Square Tactical Growth Fund
Acquired Fund	Acquiring Fund
Paul M. Frank	Paul M. Frank
Brad A. Thompson	Brad A. Thompson
Clayton Wilkin	Clayton Wilkin

Paul M. Frank. Prior to joining the Sub-Adviser in 2021, Mr. Frank was a Portfolio Manager for Stadion Money Management, LLC and was former President of Aviemore Asset Management, LLC
Brad A. Thompson, CFA. Prior to joining the Sub-Adviser in 2021, Mr. Thompson served as Chief Investment Officer of Stadion Money Management, LLC and had been a Portfolio Manager and an officer of Stadion Money Management, LLC (and its predecessor), serving in a supervisory role for portfolio management operations since 2006. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and holds the Chartered Financial Analyst designation. Mr. Thompson is a member of the CFA Institute and the Bermuda Society of Financial Analysts and also holds the Chartered Retirement Plan Specialist Designation.
Clayton Wilkin, CFA. Prior to joining the Sub-Adviser in 2021, Mr. Wilkin was a Portfolio Manager for Stadion Money Management, LLC and had served as a Portfolio Management Analyst, among other duties, since 2013. He has a Bachelor of Business Administration Degree in Finance in Finance from the University of Georgia and also holds the Chartered Financial Analyst designation.
Proposal 3 - Reorganization of Stadion Trilogy Alternative Return Fund into North Square Trilogy Alternative Return Fund
Acquired Fund	Acquiring Fund
Brad A. Thompson	Brad A. Thompson
Clayton Wilkin	Clayton Wilkin

Brad A. Thompson, CFA. Prior to joining the Sub-Adviser in 2021, Mr. Thompson served as Chief Investment Officer of Stadion Money Management, LLC and had been a Portfolio Manager and an officer of Stadion Money Management, LLC (and its predecessor), serving in a supervisory role for portfolio management operations since 2006. He has a Bachelor of Business Administration Degree in Finance from the University of Georgia and holds the Chartered Financial Analyst designation. Mr. Thompson is a member of the CFA Institute and the Bermuda Society of Financial Analysts and also holds the Chartered Retirement Plan Specialist Designation.
Clayton Wilkin, CFA. Prior to joining the Sub-Adviser in 2021, Mr. Wilkin was a Portfolio Manager for Stadion Money Management, LLC and had served as a Portfolio Management Analyst, among other duties, since 2013. He has a Bachelor of Business Administration Degree in Finance in Finance from the University of Georgia and also holds the Chartered Financial Analyst designation.
Each Acquiring Fund’s SAI provides additional information about the Fund’s portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.
Investment Advisory Fees
Pursuant to an investment advisory agreement between SIT, on behalf of the Acquired Funds, and SMM (the “SMM Advisory Agreement”), each Acquired Fund pays SMM a management fee for the services it provides, payable on a monthly basis at an annual rate based on a percentage of the Acquired Fund’s average daily net assets, as shown in the following table:
Name of Fund	Management Fee
Stadion Tactical Defensive Fund	1.25% of its average daily net assets up to $150 million, 1.00% of its average daily net assets over $150 million up to $500 million, and 0.85% of its average daily net assets over $500 million.
Stadion Tactical Growth Fund	1.25% of its average daily net assets up to $150 million, 1.00% of its average daily net assets over $150 million up to $500 million, and 0.85% of its average daily net assets over $500 million.
Stadion Trilogy Alternative Return Fund	1.25% of its average daily net assets up to $150 million, 1.00% of its average daily net assets over $150 million up to $500 million, and 0.85% of its average daily net assets over $500 million.

Pursuant to an investment advisory agreement between North Square Investments Trust, on behalf of the Acquiring Funds, and NSI (“NSI Advisory Agreement”), each Acquiring Fund will pay NSI an annual advisory fee based on the Acquiring Fund’s average daily net assets for the services and facilities NSI provides payable as shown in the following table:
Name of Fund	Management Fee
North Square Tactical Defensive Fund	1.25% of its average daily net assets up to $150 million, 1.00% of its average daily net assets over $150 million up to $500 million, and 0.85% of its average daily net assets over $500 million.
North Square Tactical Growth Fund	1.25% of its average daily net assets up to $150 million, 1.00% of its average daily net assets over $150 million up to $500 million, and 0.85% of its average daily net assets over $500 million.
North Square Trilogy Alternative Return Fund	1.25% of its average daily net assets up to $150 million, 1.00% of its average daily net assets over $150 million up to $500 million, and 0.85% of its average daily net assets over $500 million.

As indicated above, following the Reorganizations, the contractual investment advisory fee rates paid to NSI by the Acquiring Funds will be the same as those paid to SMM by the corresponding Acquired Funds.
Pursuant to an investment sub-advisory agreement between NSI and NSIRA (“NSIRA Sub-Advisory Agreement”), on behalf of the Acquiring Funds, NSI pays NSIRA an annual sub-advisory fee based on each Acquiring Fund’s average daily net assets for the services NSIRA provides payable as shown in the following table:
Name of Fund	Management Fee
North Square Tactical Defensive Fund	0.875% of its average daily net assets up to $150 million, 0.70% of its average daily net assets over $150 million up to $500 million, and 0.595% of its average daily net assets over $500 million.
North Square Tactical Growth Fund	0.875% of its average daily net assets up to $150 million, 0.70% of its average daily net assets over $150 million up to $500 million, and 0.595% of its average daily net assets over $500 million.
North Square Trilogy Alternative Return Fund	0.875% of its average daily net assets up to $150 million, 0.70% of its average daily net assets over $150 million up to $500 million, and 0.595% of its average daily net assets over $500 million.

A discussion regarding the basis for the Board’s approval of the SMM Advisory Agreement with respect to the Acquired Funds is available in the Acquired Funds Annual Report, which is incorporated by reference.  A discussion regarding the basis for the North Square Investments Trust’s approval of the NSI Advisory Agreement and the NSIRA Sub-Advisory Agreement with respect to the Acquiring Funds will be available in the Acquiring Funds’ first semi-annual or annual report to shareholders following the Reorganizations.
Expense Limitation Agreement
Subject to shareholder approval of each Reorganization, SMM and NSI have contractually agreed to waive their fees and/or pay for operating expenses of each Acquired Fund and Acquiring Fund, as applicable, to ensure that the total annual fund operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) do not exceed an annual percentage of the Fund’s average daily net assets as set forth in the table below.  The expense limitation agreements are in effect until October 1, 2021 for each Acquired Fund and for at least two years from the closing date of the applicable Reorganization for each Acquiring Fund, prior to which dates the Acquired Funds’ expense limitation agreement can be terminated with respect to an Acquired Fund only by the SIT Board and the Acquiring Funds’ expense limitation agreement can be terminated with respect to an Acquiring Fund only by the North Square Investments Trust Board.
Acquired Fund	Annual Expense Limit	Acquiring Fund	Annual Expense Limit
Stadion Tactical Defensive Fund	1.70%	North Square Tactical Defensive Fund	1.70%
Stadion Tactical Growth Fund	1.30%	North Square Tactical Growth Fund	1.30%
Stadion Trilogy Alternative Return Fund	1.38%	North Square Trilogy Alternative Return Fund	1.38%

As indicated above, the expense limitations for the Acquiring Funds will be the same as those for the corresponding Acquired Funds.
Any reduction in advisory fees or payment of a Fund’s expenses made by the applicable adviser in a fiscal year may be reimbursed by the Fund for a period ending three full fiscal years after the date of reduction or payment if the adviser so requests.  This reimbursement may be requested from a Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.  However, the reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid by the adviser and will not include any amounts previously reimbursed to the adviser by a Fund.  Any such reimbursement is contingent upon the applicable Board’s subsequent review of the reimbursed amounts.  A Fund must pay current ordinary operating expenses before the adviser is entitled to any reimbursement of fees and/or Fund expenses.
 Other Service Providers
The following table identifies the principal service providers that service the Acquired Funds and that are expected to service the Acquiring Funds:
	Acquired Funds	Acquiring Funds
Administrator	ALPS Fund Services, Inc.	U.S. Bancorp Fund Services, LLC
Fund Accountant	ALPS Fund Services, Inc.	U.S. Bancorp Fund Services, LLC
Transfer Agent	ALPS Fund Services, Inc.	U.S. Bancorp Fund Services, LLC
Custodian	US Bank N.A.	U.S. Bank N.A.
Distributor and Principal Underwriter	ALPS Distributors, LLC	Compass Distributors, LLC
Auditor	BBD, LLP	Tait, Weller & Baker LLP
Legal Counsel	Kilpatrick Townsend & Stockton LLP	Seward & Kissel LLP

 Distribution, Shareholder Servicing, Purchase and Redemption of Shares, and Pricing
The following table highlights and compares the distribution, purchase, redemption, and pricing policies and procedures of the Acquired Funds and the Acquiring Funds (excluding investment minimums, which are highlighted in a separate chart below).  For a more complete discussion of each Fund’s purchase, redemption, and pricing policies and procedures, please see the applicable section of the Acquired Fund’s Prospectus and Appendix D attached to this Proxy Statement with respect to the Acquiring Fund.
	Acquired Funds	Acquiring Funds
Distribution and Shareholder Servicing	ALPS Distributors, Inc. (the “Distributor”) is the principal underwriter of the Acquired Funds’ shares and serves as the exclusive agent for the distribution of the Acquired Funds’ shares.	Compass Distributors LLC, is the Distributor (also known as the principal underwriter) of the shares of the Acquired Fund.

Each Acquired Fund has adopted a Distribution Plan (each a “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows it to pay for certain expenses related to the distribution of its shares (“12b-1 fees”), including, but not limited to, payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of shares of the Fund and who may be advising investors regarding the purchase, sale or retention of Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or STI; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as STI may, from time to time, deem advisable; and any other expenses related to the distribution of Fund shares.

The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Acquired Fund’s average daily net assets allocable to Class A and 1.00% of such assets allocable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder service fee).  Payments of 12b-1 fees to broker-dealers and others generally begin immediately after the purchase of Fund shares. For purchases of Class A shares of $1 million or more upon which a sales commission was paid to a broker-dealer by SMM, the payment of 12b-1 fees to such broker-dealer and others will begin after the shares have been held for one year.

North Square Investments Trust, on behalf of each Acquiring Fund, has adopted a Rule 12b-1 plan (the “12b-1 Plan”) with respect to each Acquiring Fund’s Class A shares and Class C shares. Under the 12b-1 Plan, an Acquiring Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C shares and/or shareholder liaison service fees in connection with the provision of services to shareholders of each such Class and the maintenance of shareholder accounts. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and shareholder liaison services are 0.75% and 0.25%, respectively, of the average daily net assets attributable to such shares.

The Distributor may pay any or all amounts received under the 12b-1 Plan to other persons for any distribution or shareholder liaison services provided by such persons to the Acquiring Funds. Payments under the 12b-1 Plan are not tied exclusively to distribution expenses actually incurred by the Distributor or others and the payments may exceed or be less than the amount of expenses actually incurred. In the case of Class C shares, 12b-1 fees together with the CDSC are used to finance the costs of advancing sales commissions paid to broker-dealers. After the first 12 months, the broker-dealers may receive the ongoing 12b1-fees associated with their clients’ investment.

For purchases of Class A shares of $500,000 or more upon which a sales commission was paid to a broker-dealer by the Adviser, the payment of 12b-1 fees to such broker-dealer and others will begin after the shares have been held for one year.

	Class I shares are not subject to any distribution fees under the 12b-1 Plan	Class I shares are not subject to any distribution fees under the 12b-1 Plan.
The Acquired Funds pay fees to certain financial intermediaries for non-distribution administrative and support services.
North Square Investments Trust, on behalf of the Acquiring Funds, has adopted a Shareholder Service Plan (the “Shareholder Service Plan”).  Under the Shareholder Service Plan, each Acquiring Fund may pay a fee at an annual rate of up to 0.15% of its average daily net assets to certain financial intermediaries.  Such financial intermediaries provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Acquiring Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

SMM or any of its affiliates may, out of their own resources, pay amounts to financial intermediaries or other third parties for (i) distribution or marketing services for a Fund; (ii) assistance with communication, distribution of materials and other shareholder services for their clients that are shareholders of a Fund, or (iii) other services in connection with the operation of an Acquired Fund. The making of these payments could create a conflict of interest for any party receiving such payments.

NSI, out of its own resources, and without additional cost to the Acquiring Funds or their shareholders, may provide additional cash payments or non-cash compensation to broker-dealers or intermediaries that sell shares of the Acquiring Funds.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  NSI may pay cash compensation for inclusion of the Acquiring Funds on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the Acquiring Funds’ shareholders.  NSI may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Purchases
Class A and Class C shares may be purchased directly through the Funds or through any broker-dealer authorized to sell shares of the Funds.  Class I shares may be purchased only by institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Funds.  Shares may be purchased by check or wire transfer. Orders will be priced at the net asset value (“NAV”) (plus any applicable sales charge) next determined after your order is received by such organization, or its authorized designee, in proper form.

Shares of a Fund may be purchased by check, by wire transfer of funds via a bank or through an approved financial intermediary (i.e., a supermarket, investment adviser, financial planner or consultant, broker, dealer or other investment professional and their agents) authorized by the Fund to receive purchase orders. The purchase price you will pay for a Fund’s shares will be at the next NAV (plus any sales charge, as applicable) calculated after the Transfer Agent or your authorized financial intermediary receives your request in good order.

Redemptions
Shares of each Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at their NAV (subject to any applicable contingent deferred sales charge) next determined after the Fund receives your redemption request in proper form. Redemption requests may be made by mail or by telephone. Because Class I shares are available only through financial intermediaries, your financial intermediary will provide you with the information you need to redeem Class I shares.

You may redeem shares of a Fund at a price equal to the NAV next determined after the Transfer Agent and/or authorized intermediary or agent receives your redemption request in good order. Generally, your redemption request cannot be processed on days the NYSE is closed.

Exchanges/ Conversions

Shares of a Fund may be exchanged at NAV for the same class of shares of any other Fund. You must meet the minimum investment requirements for the Fund into which you are exchanging. The exchange of shares of one Fund for shares of another Fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.
Same.

Redemption/ Fees	The Funds do not charge redemption fees.	Same.

In-Kind Redemptions
The Funds reserve the right to make redemptions in kind (a payment in portfolio securities rather than cash).  Generally, redemption in kind is used when a large redemption request may cause harm to a Fund and its shareholders. In such a case, the Fund may authorize payment to be made in readily marketable portfolio securities of the Fund.

Each Fund also reserves the right to pay redemptions by an “in-kind” distribution of portfolio securities (instead of cash) from the Fund. In-kind purchases and redemptions are taxable events and may result in the recognition of gain or loss for federal income tax purposes.

Dividends and Distributions
Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Each of the Funds expects to distribute its net realized capital gains at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares of the applicable Fund.

The Funds will make distributions of net investment income and net capital gains, if any, at least annually, typically in December. All dividends and distributions will be reinvested in Fund shares unless you choose one of the following options: (1) to receive net investment income dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) to receive all dividends and distributions in cash; or (3) to receive capital gain distributions in cash, while reinvesting net investment income in additional Fund shares.

Frequent Trading
The Board has adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds. Under the Funds’
policy, the Adviser has the discretion to refuse to accept further purchase and/or exchange orders from an investor if the Adviser believes the investor has a pattern of Frequent Trading that the Adviser considers not to be in the best interests of the other shareholders. Under the Funds’ policy regarding Frequent Trading, the Funds intend to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $100,000; and (iii) two or more such redemptions occur during a 60 calendar day period. In the event such a purchase and redemption pattern is detected, an investor account and any other account with the same taxpayer identification number will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction.

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Trust discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm a Fund’s performance. The Trust takes steps to reduce the frequency and effect of these activities in the Funds. These steps may include monitoring trading activity and using fair value pricing. In addition, the Trust may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in the Funds, if that shareholder has engaged in four or more “round trips” in a Fund during a 12-month period.

Net Asset Value
The price at which you purchase or redeem Fund shares is based on the next calculation of a Fund’s NAV (plus any applicable sales charge) after an order is received in proper form by the Fund. An order is considered to be in proper form if it is complete and contains all necessary information to process the order, is accompanied by payment in full of the purchase amount, and is delivered in an approved manner as set forth in this Prospectus. The NAV of each Class of shares of a Fund is calculated by dividing the value of the Fund’s total assets attributable to that Class, less liabilities (including Fund expenses, which are accrued daily) attributable to that Class, by the total number of outstanding shares of the Class. The NAV of each Class of the Funds is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day that the NYSE is open for business.
Same.

Fair Valuation
The Funds’ securities generally are valued at market price. Securities are valued at fair value when market quotations are not readily available. The Board has adopted procedures to be followed when a Fund must utilize fair value pricing, including when reliable market quotations are not readily available, when the Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Adviser, does not represent the security’s fair value), or when, in the judgment of the Adviser, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on the judgment of the Adviser and the Board (or a committee thereof), and may result in a different price being used in the calculation of a Fund’s NAVs from quoted or published prices for the same securities. Fair value determinations are made in good faith in accordance with procedures adopted by the Board. There can be no assurance that a Fund will obtain the fair value assigned to a security if it sells the security.

Same.

The following table highlights the difference in investment minimums between the Acquired Funds and Acquiring Funds.  NSI reserves the right to waive investment minimums and will waive investment minimums for current shareholders of the Acquired Funds if they choose to acquire shares of Acquiring Funds after the reorganization.

	Acquired Funds		Acquiring Funds
Minimum Investments	To Open Your Account	To Add to Your Account	To Open Your Account	To Add to Your Account
All Accounts	$1,000 for Class A and Class C. No minimum for Class I. Class I is subject to certain investment requirements.	$250 for Class A and Class C shares. No minimum additional investment for Class I shares.	$1,000 for Class A and Class C. $1,000,000 for Class I.	$100 for Class A and Class C. No minimum additional investment for Class I shares.

 Tax Information
Distributions shareholders receive from a Fund are generally taxable to them as ordinary income for federal income tax purposes, except that distributions may be taxed to non-corporate shareholders at long-term capital gain rates to the extent reported by the Fund as “capital gain dividends” or “qualified dividend income,” and may also be subject to state or local taxes.  Fund distributions may not be taxable to a shareholder if he/she/it is investing through a tax-advantaged retirement plan account or is a tax-exempt investor, although he/she/it may be taxed on withdrawals from his/her/its tax-advantaged account.
 BOARD CONSIDERATIONS
The SIT Board considered and approved the Plan for each Reorganization following discussions held on September 23, 2020, October 22, 2020, October 27, 2020, December 23, 2020 and January 25, 2021.  The SIT Board reviewed detailed information regarding each proposed Reorganization, including without limitation, requesting and reviewing detailed information regarding the Reorganizations, including information regarding NSI and NSIRA, from SMM and NSI.  Additionally, SMM recommended that the STI Board approve each Reorganization.
After careful consideration, the SIT Board (including all trustees who are not “interested persons” of the Acquired Funds, SMM or their affiliates) determined that the Reorganization of each Acquired Fund would be in the best interests of the Acquired Fund and its shareholders and unanimously approved the Reorganization.
In approving each Reorganization, the SIT Board determined that: (i) participation in the Reorganization is in the best interest of the applicable Acquired Fund and its shareholders; and (ii) the interests of the existing shareholders of each Acquired Fund will not be diluted as a result of the Reorganization.
In making these determinations, the SIT Board reviewed and considered information provided to them to assist them in evaluating the Reorganization.  In addition, the Independent Trustees were advised by independent legal counsel in their considerations of each Reorganization Agreement.
The SIT Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Reorganizations. Rather, the approval determinations were made on the basis of the SIT Board’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the SIT Board in making their determination:

•	the terms of each Reorganization;
•
the expectation that the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code and that the applicable Acquired Fund and its shareholders are generally not expected to recognize gain or loss for U.S. federal income tax purposes as a result of the Reorganization;

•	that the investment objective, principal investment strategies, policies and risks of each Acquired Fund are the same or substantially similar to those of the corresponding Acquiring Fund;
•	that NSI is an experienced provider of investment advisory services;
•	that NSI will engage NSIRA to serve as the sub-adviser to each Acquiring Fund;
•	that the portfolio managers of each Acquired Fund are expected to continue as portfolio managers of the corresponding Acquiring Fund as employees of NSIRA;
•	that the advisory fees to be paid by each Acquiring Fund under the Acquiring Fund’s investment advisory agreement are the same as those paid to SMM by the corresponding Acquired Fund;
•	that NSI has agreed to enter into an expense limitation agreement with each Acquiring Fund that is identical to the existing expense limitation agreement of the corresponding Acquired Fund;
•	that the expense ratios of each Acquiring Fund as presented in the pro forma fees and expenses for the Acquiring Funds are the same as or less than those of the corresponding Acquired Fund;
•	that SMM will waive any contractual right it may have to recoup any fees waived or to seek reimbursement for expenses paid before the Reorganization occurs;
•	that the Reorganization would allow Acquired Fund shareholders who wish to continue to invest in a mutual fund managed in substantially the same manner as the Acquired Fund to do so;
•	that the Reorganization would not result in the dilution of shareholders’ interests;
•	NSI has the capacity and ability to sustain long-term growth in the Acquired Funds;
•	that NSI and SMM, but not the Acquired Funds or their respective shareholders, will bear the costs of each proposed Reorganization;
•	the satisfactory experience and background of North Square Investments Trust’s independent trustees;
•	the types of services expected to be provided to each Acquiring Fund by NSI and the other service providers retained by the North Square Investments Trust;
•	that each proposed Reorganization will be submitted to the shareholders of the Acquired Fund for their approval; and
•	that shareholders of an Acquired Fund who do not wish to become shareholders of the corresponding Acquiring Fund may redeem their Acquired Fund shares before the Reorganization.
Based on all of the foregoing, the SIT Board concluded that each Acquired Fund’s participation in the applicable proposed Reorganization would be in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund’s existing shareholders.  The SIT Board, including those Board members who are not “interested persons” of SIT, as defined in the 1940 Act, unanimously recommends that shareholders of each Acquired Fund approve the Reorganization Agreement for each Acquired Fund.

 KEY INFORMATION ABOUT THE PROPOSED REORGANIZATIONS
 General information About the Reorganizations
Terms of Each Reorganization
The following summarizes the terms and conditions in the Reorganization Agreement under which the Reorganizations would be completed and is qualified in its entirety by reference to the Reorganization Agreement, a copy of the form of which is attached to this Proxy Statement as Appendix A.
•
Each Reorganization is expected to occur on or about April 9, 2021, subject to approval by Acquired Fund shareholders and satisfaction of any other conditions to closing.  However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Acquired Fund and the corresponding Acquiring Fund.

•
Each Acquired Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities.

•
Each Acquiring Fund will issue shares of the Acquiring Fund that have an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding Acquired Fund outstanding immediately before the applicable Reorganization after the declaration and payment of any dividends and/or distributions.  The Acquiring Fund shares received by each Acquired Fund will be distributed to Acquired Fund shareholders in proportion to their holdings of shares of the Acquired Fund, in liquidation of the Acquired Fund.  Accordingly, each shareholder of the applicable Acquired Fund at the time of the Reorganization will receive the number of corresponding Acquiring Fund shares with an aggregate net asset value equal to the aggregate net asset value of the shares of the corresponding Acquired Fund held by that shareholder immediately before the Reorganization after the declaration and payment of any dividends and/or distributions.

•
All computations of value under the Reorganization Agreement shall be made by ALPS Fund Services, Inc., Inc. in its capacity as each Fund’s accounting agent using the valuation procedures of the Acquired Fund in pricing the shares and assets of the Acquired Fund, shall be subject to confirmation by U.S. Bancorp Fund Services, LLC and shall be subject to adjustment by an amount, if any, agreed to by ALPS Fund Services, Inc. and U.S. Bancorp Fund Services, LLC.

•
The net asset value of shares of each Acquired Fund and the shares of the corresponding Acquiring Fund will be computed as of the time set forth in their respective Prospectuses (normally the close of regular trading on the New York Stock Exchange) on the date of the closing of the applicable Reorganization.

Conditions to Closing for Each Reorganization
The completion of each Reorganization is subject to certain conditions described in the Reorganization Agreement, including, among others:
•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.
•	A post-effective amendment to the North Square Investments Trust’s N-1A relating to each Acquiring Fund will have been filed with the SEC and become effective.
•	The shareholders of each corresponding Acquired Fund will have approved the Reorganization Agreement by the requisite vote.
•
The applicable Acquired Fund and corresponding Acquiring Fund will have received an opinion of Seward & Kissel LLP, in a form reasonably acceptable to the Acquired Fund and Acquiring Fund, substantially to the effect that, as described in more detail in the section entitled “Federal Income Tax Consequences of the Reorganizations,” the Acquired Fund generally will not recognize gain or loss, and the shareholders of the Acquired Fund will not recognize gain or loss for U.S. federal income tax purposes, upon the shareholders’ exchange of their Acquired Fund shares for shares of the corresponding Acquiring Fund in connection with the Reorganization.

•
The Reorganization of each Acquired Fund into the corresponding Acquiring Fund is conditioned upon receipt of shareholder approval of the Reorganization relating to each other Acquiring Fund.  Accordingly, if, for example, shareholders of one Acquired Fund approve its Reorganization, but shareholders of another Acquiring Fund do not approve that Acquiring Fund’s Reorganization, the Reorganization of an Acquiring Fund may not take place as described in this Proxy Statement unless that condition is waived by the Funds, SMM and/or NSI, as applicable.

Termination of the Reorganization Agreement
The Reorganization Agreement may be terminated and the transactions contemplated thereby may be abandoned at any time before the Closing by resolution of either the Board of Trustees of North Square Investments Trust or the Board of Trustees of SIT, at any time prior to the Closing, if, based on changed circumstances occurring after the date of the Reorganization Agreement, either the Board of Trustees of North Square Investments Trust or the Board of Trustees of SIT determines, based on the advice of counsel, that the good faith exercise of its fiduciary duties requires the Board to conclude that proceeding with the Reorganization Agreement is not in the best interests of any of the Acquiring Funds or any of the Acquired Funds, respectively.  In addition, the Reorganization Agreement may be terminated at any time prior to the Closing by:
(a) SIT, on behalf of an Acquired Fund, if the conditions set forth in the Reorganization are not satisfied in the manner specified in the Reorganization Agreement with respect to North Square Investments Trust and the Acquiring Funds;
(b) North Square Investments Trust, on behalf of an Acquiring Fund, if the conditions set forth in the Reorganization Agreement are not satisfied in the manner specified in the Reorganization Agreement with respect to SIT and the Acquired Funds;
(c) as to a Reorganization, the mutual consent of an Acquired Fund and the corresponding Acquiring Fund; or
(d) by any party upon termination of the Purchase Agreement between NSI and SMM.
 Federal Income Tax Consequences of the Reorganizations
The following is a general summary of the material federal income tax consequences of each Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change.  This discussion is limited to U.S. persons who hold shares of beneficial interest of the Acquired Funds as capital assets for federal income tax purposes.  Shareholders who are not U.S. persons are strongly urged to consult their own tax advisors with respect to the particular tax consequences of the Reorganizations and of an investment in the shares of the Acquiring Funds.  This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws.  Because the discussion only relates to the federal income tax consequences of each proposed Reorganization, shareholders should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the proposed Reorganization.
Each Reorganization is intended to qualify as a “reorganization” within the meaning of Section 368(a) of the Code.  As a condition to the closing of each Reorganization, the applicable Acquired Fund and the corresponding Acquiring Fund will receive an opinion of Seward & Kissel LLP substantially to the effect that with respect to the Reorganization, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by the Acquired Fund and the Acquiring Fund and on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
1.
The transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange solely for the assumption of all the Acquired Fund’s liabilities and shares of the Acquiring Fund, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in the Reorganization Agreement, will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

2.
No gain or loss will be recognized by the Acquired Fund as a result of such transactions except with respect to certain contracts described in Section 1256(b) of the Code and stock in passive foreign investment companies, as defined in Section 1297(a) of the Code;

3.	No gain or loss will be recognized by the Acquiring Fund as a result of such transactions;
4.	No gain or loss will be recognized by the shareholders of the Acquired Fund upon the distribution to them by of the shares of the Acquiring Fund in exchange for their shares of the Acquired Fund;
5.
The aggregate tax basis of the shares of the Acquiring Fund received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the shareholder’s shares of the Acquired Fund immediately prior to such transactions;

6.	The basis of each asset of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such asset in the hands of the Acquired Fund immediately prior to such transactions;
7.
A shareholder’s holding period for the shares of the Acquiring Fund will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset;

8.
The holding period of the Acquiring Fund with respect to each asset of the Acquired Fund will include the period for which such asset of the Acquired Fund was held by the Acquired Fund, provided that the Acquired Fund held such asset as a capital asset;

9.	The taxable year of the Acquired Fund will not end as a result of the Reorganization; and
10.
The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

No opinion will be expressed as to the effect of the Reorganizations on any Acquired Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
An opinion of counsel is not binding on the IRS or the courts and neither the Acquired Funds nor the Acquiring Funds has sought a ruling with respect to the tax treatment of the Reorganizations.  The opinion of counsel, if delivered, will be based on the Code, regulations issued by the Treasury Department under the Code, court decisions, and administrative pronouncements issued by the IRS with respect to all of the foregoing, all as in effect on the date of the opinion, and all of which may be repealed, revoked or modified thereafter, possibly on a retroactive basis.
Interest of Certain Persons in the Reorganizations
NSI and NSIRA each may be deemed to have an interest in the Reorganizations because they will become the investment adviser and investment sub-adviser, respectively, to the Acquiring Funds and will receive fees for their services provided to the Funds.
 ADDITIONAL INFORMATION ABOUT THE FUNDS
  Description of the Acquiring Funds’ Shares
Shares of each Acquiring Fund issued to the shareholders of the corresponding Acquired Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid, and non-assessable when issued in accordance with the Reorganization Agreement and will be transferable without restriction and will have no preemptive or conversion rights.
 Capitalization
The capitalization of each Acquired Fund as of February 17, 2021 and the corresponding Acquiring Fund’s pro forma combined capitalization as of that date, after giving effect to the Reorganization are as follows:
(unaudited)	Stadion Tactical Defensive Fund Shares	Pro forma North Square Tactical Defensive Fund Shares
Net Assets	$[ ]	$[ ]
Shares Outstanding	[ ]	[ ]
Net Asset Value per Share	$[ ]	$[ ]

(unaudited)	Stadion Tactical Growth Fund Shares	Pro forma North Square Tactical Growth Fund Shares
Net Assets	$[ ]	$[ ]
Shares Outstanding	[ ]	[ ]
Net Asset Value per Share	$[ ]	$[ ]

(unaudited)	Stadion Trilogy Alternative Return Fund Shares	Pro forma North Square Trilogy Alternative Return Fund Shares
Net Assets	$[ ]	$[ ]
Shares Outstanding	[ ]	[ ]
Net Asset Value per Share	$[ ]	$[ ]

General
For a general discussion of the operation and organization of the Acquired Funds, see “Description of the Trust” in the Acquired Funds SAI, which is incorporated by reference herein.
Organizational Documents and Rights of the Funds’ Shareholders
For a comparison of organizational documents and shareholder rights regarding the Acquired Funds and Acquiring Funds, see “Comparison of Organizational Documents and Shareholder Rights” in Appendix E.
Pricing of Fund Shares
For information on how the NAV per share of each Fund is calculated, see “Pricing of Shares” in the Acquired Funds’ Prospectus and “Share Price” in Appendix D attached to this Proxy Statement.
Dividends, Other Distributions, and Taxes
Each Fund will make distributions of its net capital gains, if any, at least annually.  A portion of the distributions made by a Fund may be treated as return of capital for federal income tax purposes.
For a discussion of the Acquired Funds’ policies with respect to dividends and distributions, and federal income tax considerations, see “Distributions” and “Federal Taxes” in the Acquired Funds’ Prospectus, which is incorporated by reference herein.  For a discussion of the Acquiring Funds’ policies with respect to dividends and distributions, and federal income tax considerations, see “Dividends and Distributions” and “Federal Income Tax Consequences” in Appendix D attached to this Proxy Statement.
Disclosure of Portfolio Holdings
For a description of each Acquired Fund’s policies and procedures with respect to the disclosure of its portfolio holdings, see “Disclosure of Portfolio Holdings” in the Acquired Funds’ SAI, which is incorporated by reference herein.  For a description of the Acquiring Funds’ policies and procedures with respect to the disclosure of their portfolio holdings, see “Portfolio Holdings Information” in Appendix D attached to this Proxy Statement.
Frequent Purchases and Redemptions
For a discussion of each Acquired Fund’s policies with respect to frequent purchases and redemptions, see “Frequent Trading Policies” in the Acquired Funds’ Prospectus, which is incorporated by reference herein.  For a discussion of the Acquiring Funds’ policies with respect to frequent purchases and redemptions, see “Tools to Combat Frequent Transactions” in Appendix D attached to this Proxy Statement.
Purchases Through Broker-Dealers and Other Financial Intermediaries
If shareholders purchase shares of a Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment.  Shareholders should ask their salespersons or visit their financial intermediary’s website for more information.
Financial Information
For certain financial information about each Acquired Fund, see “Financial Highlights” which is appended to this Proxy Statement as Appendix B.
 VOTING INFORMATION
 RECORD DATE, VOTING RIGHTS, AND VOTES REQUIRED
The Board has fixed the close of business February 17, 2021 as the record date (the “Record Date”) for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof.  Shareholders of record as of the Record Date will be entitled to one vote for each dollar (and a fractional vote for each fractional dollar) of the net asset value of each share (including fractional shares) held by such shareholder on the Record Date.  As of the Record Date, the total number of issued and outstanding shares of the Stadion Tactical Defensive Fund, the Stadion Tactical Growth Fund and the Stadion Trilogy Alternative Return Fund was [  ], [  ] and [  ], respectively.  Shareholders of record of each Acquired Fund who owned five percent or more of the shares of the Acquired Fund as of the Record Date are set forth on Appendix C to this Proxy Statement.  For each Acquired Fund, approval of the Reorganization Agreement will require a majority vote of the combined net asset value of all of the Acquired Fund shares issued outstanding.
 HOW TO VOTE
Shareholders are invited to attend the Special Meeting, which will be conducted on a virtual basis over the internet. Even if you plan to attend the Special Meeting, we recommend that you also authorize your proxy to vote at the Special Meeting as described herein to ensure that your vote will be counted if you decide not to attend the Special Meeting. You can vote your shares at the Special Meeting, or by mail, by the internet, or by automated touchtone as set forth below:
•
Mail: To vote your proxy by mail, check the appropriate voting box on your proxy card, sign and date the card and return it in the enclosed postage-prepaid envelope.  If you sign, date, and return the proxy card but give no voting instructions, the proxies will be voted FOR the proposal.

The options below are available 24 hours a day / 7 days a week.
•	Internet: The web address and instructions for voting online can be found on the enclosed proxy card. Follow the instructions on your proxy card.
•	Automated Touchtone: The toll-free number for automated touchtone telephone voting can be found on the enclosed proxy card. Follow the instructions on your proxy card.
 PROXY STATEMENT DELIVERY
“Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household.  Certain shareholders of the Acquired Funds who share a common address and who have not opted out of the householding process may receive a single copy of this Proxy Statement along with the proxy cards.  If you received more than one copy of this Proxy Statement, you may elect to household in the future if permitted by your financial intermediary.  Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account.  If you received a single copy of this Proxy Statement, you may opt out of householding in the future by contacting the Acquired Funds’ proxy solicitor or your financial intermediary.
An additional copy of this Proxy Statement may be obtained by calling the Acquired Funds’ proxy solicitor, toll free, at 800-860-6903.
 PROXIES
All proxies solicited by the Board that are properly executed and received by the Secretary prior to the Special Meeting, and are not revoked, will be voted at the Special Meeting.  A proxy with respect to shares held in the name of two or more persons is valid if executed by any one of them unless at or prior to its use the applicable Acquired Fund receives written notification to the contrary from any one of such persons.  Shares represented by such proxies will be voted in accordance with the instructions thereon.  If no specification is made on a proxy, it will be voted “FOR” the matters specified on the proxy.  All shares that are voted and votes to “ABSTAIN” will be counted towards establishing a quorum.
Any shareholder may revoke that stockholder’s proxy at any time prior to exercise thereof by (i) giving written notice of revocation to the applicable Acquired Fund, (ii) signing and delivering to the Acquired Fund another proxy of a later date, or (iii) voting in person (virtually) at the Special Meeting.

QUORUM AND ADJOURNMENTS

The presence in person or by proxy of the holders of record of shares issued and outstanding and entitled to vote representing more than fifty percent of the total combined net asset  value  of all  shares  issued and outstanding will be considered a quorum for the transaction of business for each proposal.  Any meeting of shareholders of an Acquired Fund may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time, not to exceed 120 days, after the date set for the original meeting without further notice.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Acquired Fund on questions of adjournment and any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received.

  EFFECT OF ABSTENTIONS AND BROKER” NON-VOTES”
All shares represented at the Special Meeting in person (virtually) or by proxy, including abstentions, will be counted toward establishing a quorum.  Because each proposal is expected to “affect substantially” a shareholder’s rights or privileges, a broker may not vote shares if the broker has not received instructions from beneficial owners or persons entitled to vote, even if the broker has discretionary voting power (i.e., the proposal is non- discretionary).  Because each proposal is non-discretionary, SIT does not expect to receive broker non-votes.  Abstentions will have the same effect as votes against a proposal.
 SOLICITATION OF PROXIES
Each Acquired Fund expects that the solicitation of proxies will be primarily by mail and telephone.  The solicitation also may include facsimile, Internet, or oral communications.  Broadridge has been retained to aid in the solicitation of proxies, at an anticipated cost of approximately $[ ], exclusive of printing costs.  SMM and NSI will generally bear the expenses relating to the Reorganization, including the costs of retaining Broadridge.
 OTHER INFORMATION
 OTHER BUSINESS
The Board knows of no other business to be brought before the Special Meeting.  If any other matters come before the Special Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.
 APPRAISAL RIGHTS
Shareholders will have no appraisal rights in connection with the Reorganization.
 NEXT MEETING OF SHAREHOLDERS/SHAREHOLDER PROPOSALS
The Acquired Funds do not hold regular meetings of shareholders.  Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Secretary of SIT, Stadion Funds, 1290 Broadway, Suite 1000, Denver, Colorado, 80203, within a reasonable time before the proxy materials for the next meeting are sent to shareholders.  To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of SIT within a reasonable time before a solicitation is made.  Timely submission of a proposal does not necessarily mean that the proposal will be included.
 LEGAL MATTERS
Certain legal matters concerning the issuance of shares of the Acquiring Funds in connection with the Reorganizations and the federal income tax consequences of the Reorganizations will be passed upon by Seward & Kissel LLP.
 INFORMATION FILED WITH THE SEC
The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports and other information, including proxy materials, with the SEC.  Reports and other information filed by SIT and North Square Investments Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC.  Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

APPENDIX A - AGREEMENT AND PLAN OF REORGANIZATION
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [  ] day of [  ] 2021, by and among Stadion Investment Trust, a Delaware statutory trust (the “Acquired Funds Trust”), on behalf of Stadion Tactical Defensive Fund, Stadion Tactical Growth Fund and Stadion Trilogy Alternative Return Fund (each an “Acquired Fund” and collectively, the “Acquired Funds”); North Square Investments Trust, a Delaware statutory trust (the “Acquiring Funds Trust”) on behalf of newly created “shell” series to be established by the Acquiring Funds Trust, North Square Tactical Defensive Fund, North Square Tactical Growth Fund and North Square Trilogy Alternative Return Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”); Stadion Money Management, LLC, a Delaware limited liability company, the investment adviser to each Acquired Fund (“Stadion”); and North Square Investments, LLC, a Delaware limited liability company, the investment adviser to each Acquiring Fund (“NSI”).  Shareholders of the Acquired Funds are referred to herein as “Shareholders.”  This Agreement shall be construed, to the extent relevant, as if each Reorganization (as defined herein) between an Acquired Fund and its corresponding Acquiring Fund contemplated hereby had been the subject of a separate agreement.  This Agreement is the “Agreement and Plan of Reorganization” referenced in the Purchase Agreement dated October 14, 2020 (the “Purchase Agreement”), between Stadion and NSI.
In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of each Acquired Fund be transferred to the corresponding Acquiring Fund, and that the Acquiring Fund assume all liabilities, expenses, costs, charges and reserves of the corresponding Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (each a “Liability” and collectively, the “Liabilities”), in exchange for full and fractional shares of beneficial interest of the applicable class of the corresponding Acquiring Fund (“Shares”), as set forth in this Agreement, and that these Shares be distributed immediately after the Closing (as defined herein) by each Acquired Fund to its Shareholders in liquidation of such Acquired Fund.  This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.
In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:
1. PLAN OF REORGANIZATION
Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.1 (the “Assets”) to the corresponding Acquiring Fund, as set forth in Appendix A, and such Acquiring Fund shall assume the Liabilities of the Acquired Fund.  The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), issue and deliver to the Acquired Fund that number of full and fractional Shares of each class of the Acquiring Fund, rounded to the third decimal place or such other decimal place as the parties may agree in writing, determined by dividing the value of the Assets, net of Liabilities, attributable to a class of the Acquired Fund by the net asset value per share of the corresponding class of the Acquiring Fund, as set forth in paragraph 2.2.  Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the “Closing”).  Immediately following the Closing, the Acquired Fund shall distribute the appropriate number of full and fractional Shares of each class of the Acquiring Fund to the Shareholders of the corresponding class of the Acquired Fund in liquidation of the Acquired Fund, as provided in paragraph 1.4 hereof.  This Agreement and transactions contemplated hereunder for each Acquired Fund and its corresponding Acquiring Fund are hereinafter referred to as the “Reorganization.”
1.1 (a) With respect to each Acquired Fund, the Assets of the Acquired Fund shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by such Acquired Fund, and any prepaid expenses shown as an asset on such Acquired Fund’s books on the Closing Date.
(b) Not less than ten (10) calendar days before the Closing Date, each Acquired Fund will provide the corresponding Acquiring Fund with a schedule of its Assets and its known liabilities, and such Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund.  The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the schedule of the Acquired Fund’s Assets before the Closing Date, but will not, without the prior consent of the Acquiring Fund, acquire any additional securities.  Not less than five (5) calendar days before the Closing Date, the Acquiring Fund will advise the Acquired Fund of any investments of such Acquired Fund shown on such schedule that the Acquiring Fund would not hold on the Closing Date, pursuant to its stated investment objective and policies or otherwise.  If the Acquired Fund holds any investments that the Acquiring Fund would not hold on the Closing Date under (i) its stated investment objective, principal investment strategies, or investment restrictions or (ii) under applicable law, the Acquired Fund, if requested in writing by the Acquiring Fund, will dispose of those securities prior to the Closing Date to the extent practicable if (i) doing so is permissible and consistent with the Acquired Fund’s investment objectives and policies and (ii) doing so is permissible and consistent with the fiduciary duties and contractual obligations of Stadion, as the investment adviser responsible for the portfolio management of the Acquired Fund.
1.2 Each Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date, other than liabilities and obligations arising from portfolio securities trades and settlements or investment contracts (including, without limitation, options, futures, forward contracts and swap agreements) entered into in the ordinary course of business.  Each Acquiring Fund will assume all of the Liabilities of the corresponding Acquired Fund.  If prior to the Closing Date either party identifies a Liability that the parties mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the parties at the Closing (the “Excluded Liabilities”).  The Acquiring Fund shall not assume any Liability for any obligation of the Acquired Fund to file reports with the Securities and Exchange Commission (“SEC”), Internal Revenue Service (“IRS”) or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Acquired Fund.
1.3 Immediately following the Closing, each Acquired Fund will distribute pro rata to Shareholders of each class of its shares the Shares of the corresponding class of the corresponding Acquiring Fund.  That distribution will be accomplished by an instruction, signed by an appropriate officer of the Acquired Funds Trust, to transfer Shares of each class of each Acquiring Fund then credited to the corresponding Acquired Fund’s account on the books of such Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of record of the Acquired Fund’s Shareholders and representing the full and fractional number of Shares of the Acquiring Fund due each Shareholder of the Acquired Fund.  All issued and outstanding shares of each class of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund’s books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of the corresponding class of Shares of the Acquiring Fund after the Closing as determined hereunder.
1.4 Following the transfer of Assets by each Acquired Fund to the corresponding Acquiring Fund, the assumption of the Liabilities (other than the Excluded Liabilities, if any) by the Acquiring Fund, and the distribution by the Acquired Fund of Shares of each class of the Acquiring Fund received by it pursuant to paragraph 1.3, the Acquired Fund shall terminate its qualification, classification and registration with all appropriate federal and state agencies, including the SEC.  Any reporting or other responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the date on which the Acquired Fund is terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.
2. VALUATION
2.1 The value of the Assets of each Acquired Fund shall be the value of those Assets computed as of the time at which net asset value is calculated pursuant to the valuation procedures set forth in the Acquired Fund’s then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Valuation Date”).  As of the close of business on the Valuation Date, the movement of records and materials of the Acquired Funds, and conversion thereof, to U.S. Bank Global Fund Services, the fund accounting and administrative services agent of the Acquiring Funds, shall commence for completion prior to the Closing Date.
2.2 The net asset value per share of each class of each Acquiring Fund shall be the net asset value per share of such class of the Acquiring Fund computed on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information.
2.3 All computations of value contemplated by this Article 2 shall be made by each Acquiring Fund’s administrator in accordance with its regular practice.  The Acquiring Fund shall cause its administrator to deliver a copy of its valuation report to the Acquired Fund prior to the Closing.
3. CLOSING AND CLOSING DATE
3.1 The Closing for the Reorganization shall take place electronically at 4:00 p.m., Eastern Time, on the date that is three (3) business days after the date on which the conditions set forth in Article 6, Article 7 and Article 8, and all conditions in the Purchase Agreement, have been satisfied or waived (other than those conditions that by their nature are to be satisfied at the Closing, but subject to the satisfaction or waiver of those conditions)  or at such other time and place and/or on such other date as the parties hereto may mutually agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously unless otherwise provided.
3.2  Each Acquired Fund’s custodian shall deliver at the Closing evidence that: (a) the Assets of the Acquired Fund have been delivered in proper form to the corresponding Acquiring Fund as of the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.
3.3 Notwithstanding anything herein to the contrary, if on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of an Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the corresponding Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored (and the Closing Date shall be postponed to the first business day immediately following the Valuation Date).
4. COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS
4.1 The Board of Trustees of the Acquired Funds Trust has called or will call meetings of the Acquired Funds’ Shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the Shareholders’ approval of the transactions contemplated herein, including approval for each of the Acquired Fund’s liquidating distributions of Shares of the corresponding Acquiring Fund as contemplated hereby, and for each Acquired Fund to terminate its qualification, classification and registration if requisite approvals are obtained with respect to such Acquired Fund.  The Acquired Funds Trust shall assist the Acquiring Funds Trust on behalf of each Acquiring Fund in preparing the notice of meeting, form of proxy and prospectus/proxy statement (collectively, the “Proxy Materials”) to be used in connection with that Shareholder meeting and the registration statement on Form N-14 to be prepared by the Acquiring Funds Trust pursuant to paragraph 4.6.  No later than five (5) business days before filing with the SEC, the Acquiring Funds Trust shall deliver drafts of the Proxy Materials to the Acquired Funds Trust and Stadion for their comments and consent to filing (which consent shall not be unreasonably withheld, conditioned or delayed).
4.2 Each Acquired Fund covenants that the Shares of the corresponding Acquiring Fund to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.
4.3 Each Acquired Fund will assist the corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.
4.4 Subject to the provisions hereof, the Acquiring Funds Trust, on behalf of the Acquiring Funds, and the Acquired Funds Trust, on behalf of each Acquired Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein; provided, however, that nothing in this Agreement will obligate the Board of Trustees of the Acquired Funds Trust or Stadion to approve or take any action that is inconsistent with its fiduciary duties to the Acquired Funds Trust, the Acquired Funds or their respective shareholders, as applicable.
4.5 Each Acquired Fund shall furnish to the corresponding Acquiring Fund on the Closing Date a final statement of the total amount of the Acquired Fund’s Assets and Liabilities as of the Closing Date.
4.6 The Acquiring Funds Trust, on behalf of the Acquiring Funds, has prepared and filed, or will prepare and file, with the SEC a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), relating to the Shares of the Acquiring Funds (the “Registration Statement”).  Each Acquired Fund has provided or will provide the corresponding Acquiring Fund with necessary or advisable information and disclosure relating to the Acquired Fund for inclusion in the Proxy Materials, which are part of the Registration Statement, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary or advisable for the preparation of the Registration Statement.
4.7 After the Closing, the Acquiring Funds Trust shall prepare, or shall cause its agents to prepare, any federal, state or local tax returns, including any Forms 1099, required to be filed by an Acquiring Fund, which returns shall, if required, include the activity of the Acquired Fund for the applicable period through the close of business on the Valuation Date, and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.
4.8 Following the transfer of the Assets of each Acquired Fund by the Acquired Fund to the corresponding Acquiring Fund and the assumption of the Liabilities (other than the Excluded Liabilities, if any) in exchange for Shares of the Acquiring Fund as contemplated herein, the Acquired Fund will file any final regulatory reports, including but not limited to any Form N-CEN and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or dissolution of the Acquired Fund in accordance with the laws of the state of Delaware and other applicable requirements.
4.9 The Acquiring Funds Trust and the Acquired Funds Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.
5. REPRESENTATIONS AND WARRANTIES
5.1 The Acquiring Funds Trust, on behalf of itself and each Acquiring Fund, represents and warrants to the Acquired Funds Trust and each Acquired Fund as of the date hereof and as of the Closing Date as follows:
(a) The Acquiring Funds Trust was duly created pursuant to its Declaration of Trust by its Board of Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is validly existing under the laws of Delaware, and the Declaration of Trust authorizes the Board of Trustees to oversee the affairs of the Acquiring Funds Trust and grants the Trustees all powers necessary or desirable to carry out such responsibility.  The Acquiring Funds Trust is registered as an investment company classified as an open-end management company, under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;
(b) Each Acquiring Fund is a legally designated, separate series of the Acquiring Funds Trust duly organized and validly existing under the laws of the State of Delaware, and, for each full and partial taxable year from its inception through the Closing Date, has qualified and expects to be treated as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;
(c) No Acquiring Fund has commenced public operations as of the date hereof and none will do so until immediately following the Closing; and, immediately before the Closing, each Acquiring Fund will be a shell series of the Acquiring Funds Trust, without assets (except the amount paid for the Acquiring Fund’s initial Shares, if they have not already been redeemed by that time) or liabilities, created for the purpose of acquiring the Assets and assuming the Liabilities of each applicable Acquired Fund, and continuing each respective Acquired Fund’s business;
(d) The Registration Statement with respect to the Acquiring Funds Trust and each Acquiring Fund has conformed and will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
(e) The Acquiring Funds Trust, on behalf of each of the Acquiring Funds, shall have entered into, or adopted, as appropriate, an investment advisory agreement, an expense limitation agreement, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for each Acquiring Fund’s operation as a series of an open-end management investment company in a manner consistent with the description of such agreements and plans in the Registration Statement, and each such agreement and plan shall have been approved by the Acquiring Funds Trust’s Board of Trustees and each Acquiring Fund’s initial shareholder (to the extent necessary) in the manner required by applicable law;
(f) The execution, delivery and performance of this Agreement by the Acquiring Funds Trust, for itself and on behalf of each Acquiring Fund, does not and will not (i) violate or conflict with applicable law, the Declaration of Trust or Bylaws of the Acquiring Funds Trust, or (ii) result in a breach or violation of, or constitute a default under, or give rise to an acceleration of any material obligation under, any material agreement or material instrument or other undertaking, to which the Acquiring Funds Trust is a party or by which its properties or assets are bound;
(g) Except as previously disclosed in writing to the Acquired Funds Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of the Acquiring Funds Trust, threatened against the Acquiring Funds Trust, or its business, any Acquiring Fund or any of their respective properties or assets, which, if adversely determined, would materially and adversely affect the Acquiring Funds Trust, the Acquiring Fund’s financial condition or the conduct of its business or its ability to consummate the transactions contemplated herein.  The Acquiring Funds Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;
(h) The audited financial statements of each Acquiring Fund (if applicable) as of and for the fiscal year ended October 31, 2019 (copies of which have been furnished to the corresponding Acquired Fund) fairly present, in all material respects, the Acquiring Fund’s financial condition as of such date and the results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquiring Fund (contingent or otherwise) known to the Acquiring Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;
(i) Since the date of the most recent audited financial statements of each Acquiring Fund (if applicable), there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, nor any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (g), neither a decline in the Acquiring Fund’s net asset value per share nor a decrease in the Acquiring Fund’s size due to redemptions, should either occur, shall be deemed to constitute a material adverse change);
(j) Each Acquiring Fund is (or will be) classified as an association that is taxable as a corporation, for federal income tax purposes; no Acquiring Fund has elected (or will  elect) to be classified as a partnership for federal income tax purposes; no Acquiring Fund has filed any income tax return and each will file its first federal income tax return after the completion of its first taxable year after the closing as a regulated investment company (“RIC”) on Form 1120-RIC; each Acquiring Fund will be a “fund” (as defined in section 851(g)(2) of the Code, eligible for treatment under section 851(g)(1) of the Code) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852 of the Code; assuming that the respective Acquired Fund will meet the requirements of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, such Acquiring Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852 of the Code, for its taxable year in which the Reorganization occurs; and each Acquiring Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;
(k) All issued and outstanding Shares, including Shares to be issued in connection with the Reorganization, of each Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the Shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration and regulatory requirements, or exemptions therefrom, of the 1933 Act, the 1940 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding Shares (other than the sole initial Share issued to each Acquiring Fund’s initial shareholder), any option, warrants or other rights to subscribe for or purchase any of their Shares nor is there outstanding any security convertible into any of their Shares;
(l) The execution, delivery and performance of this Agreement by the Acquiring Funds Trust on behalf of each Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Funds Trust and its Board of Trustees, and this Agreement will constitute a valid and binding obligation of the Acquiring Funds Trust on the behalf of each Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights, and to general equity principles;
(m) From the effective date of the Registration Statement, through the time of the meeting of the Shareholders of each Acquired Fund, and on the Closing Date, any written information furnished by the Acquiring Funds Trust with respect to an Acquiring Fund for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided therein not misleading;
(n) To the knowledge of the Acquiring Funds Trust no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Acquiring Funds Trust, for itself and on behalf of the Acquiring Funds, or the performance of this Agreement by the Acquiring Funds Trust, for itself and on behalf of the Acquiring Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date;
(o) There is no current plan or intention for any Acquiring Fund to be dissolved or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;
(p) Immediately after the Closing, no Acquiring Fund will be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A) of the Code); and
(q) Each Acquiring Fund currently complies, and has complied since its organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.
5.2 The Acquired Funds Trust, on behalf of itself and each Acquired Fund, represents and warrants to the Acquiring Funds Trust and each Acquiring Fund as of the date hereof and as of the Closing Date as follows:
(a) The Acquired Funds Trust was duly created pursuant to its Declaration of Trust by its Board of Trustees for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware, and the Declaration of Trust authorizes the Board of Trustees to oversee the affairs of the Acquired Funds Trust and grants the Trustees all powers necessary or desirable to carry out such responsibility.  The Acquired Funds Trust is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;
(b) Each Acquired Fund is a legally designated, separate series of the Acquired Funds Trust duly organized and validly existing under the laws of the State of Delaware, and, for each full and partial taxable year from its inception through the Closing Date, has qualified and expects to be treated as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;
(c) All of the issued and outstanding shares of each Acquired Fund have been offered and sold in compliance in all material respects with applicable federal and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, and there is no outstanding any security convertible into any of its shares;
(d) The Registration Statement with respect to the Acquired Funds Trust and each Acquired Fund has conformed or will conform at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
(e) The execution, delivery and performance of this Agreement by the Acquired Funds Trust, for itself and on behalf of each Acquired Fund, does not and will not (i) violate or conflict with applicable law, the Declaration of Trust or Bylaws of the Acquired Funds Trust, or (ii) result in a breach or violation of, or constitute a default under, or give rise to an acceleration of any obligation under, any material agreement or material instrument or other undertaking, to which the Acquired Funds Trust is a party or by which its properties or assets are bound;
(f) Except as previously disclosed in writing to the Acquiring Funds Trust, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the knowledge of the Acquired Funds Trust, threatened against the Acquired Funds Trust, or its business, any Acquired Fund or any of their respective properties or assets, which, if adversely determined, would materially and adversely affect the Acquired Funds Trust, the Acquired Fund’s financial condition or the conduct of its business or its ability to consummate the transactions contemplated herein.  The Acquired Funds Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and no Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;
(g) The audited financial statements of each Acquired Fund as of and for the fiscal year ended May 31, 2020 (copies of which have been furnished to the corresponding Acquiring Fund) fairly present, in all material respects, the Acquired Fund’s financial condition as of such date and the results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Fund (contingent or otherwise) known to the Acquired Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;
(h) Since the date of the most recent audited financial statements of each Acquired Fund, there has been no material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, nor any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (h), neither a decline in the Acquired Fund’s net asset value per share nor a decrease in the Acquired Fund’s size due to redemptions, should either occur, shall be deemed to constitute a material adverse change);
(i) Each Acquired Fund has timely filed all federal and other tax returns and reports that are required by law to have been filed by the Acquired Fund, all such tax returns and reports were complete and accurate, all taxes owed by the Acquired Fund have been timely paid, and to the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been made with respect to any such return;
(j) At the Closing Date, each Acquired Fund will have good and marketable title to the Assets of the Acquired Fund and full right, power and authority to assign, deliver and otherwise transfer such Assets hereunder, and upon delivery and payment for such Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;
(k) The execution, delivery and performance of this Agreement by the Acquired Funds Trust on behalf of each Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquired Funds Trust and its Board of Trustees, and this Agreement will constitute a valid and binding obligation of the Acquired Funds Trust on the behalf of each Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles;
(l) From the effective date of the Registration Statement, through the time of the meeting of the Shareholders of each Acquired Fund, and on the Closing Date, the information relating to the Acquired Funds furnished by the Acquired Funds (or their representatives) for use in the Proxy Materials or the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the information provided not misleading;
(m) To the knowledge of the Acquired Funds Trust no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquired Funds Trust, for itself and on behalf of the Acquired Funds, or the performance of this Agreement by the Acquired Funds Trust, for itself and on behalf of the Acquired Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and
(n) Each Acquired Fund currently complies, and has complied since its organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.
6. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS
The obligations of the Acquired Funds Trust and each Acquired Fund to consummate the Reorganization shall be subject to the performance by the Acquiring Funds Trust, on behalf of the corresponding Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, satisfaction of the following conditions:
6.1 All representations and warranties of the Acquiring Funds Trust, for itself and for the Acquiring Funds, contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
6.2 The Acquiring Funds Trust, on behalf of the Acquiring Funds, shall have delivered to the Acquired Funds Trust at the Closing a certificate executed on behalf of the Acquiring Funds by the Acquiring Funds Trust’s President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the Acquired Funds Trust and dated as of the Closing Date, certifying as to the satisfaction of the conditions set forth in Section 6.1.
6.3 The Acquired Funds Trust, on behalf of each Acquired Fund, shall have received at the Closing an opinion of Seward & Kissel LLP, counsel to the Acquiring Funds Trust and the Acquiring Funds (“S&K”), in a form reasonably satisfactory to the Acquired Funds Trust (which opinion may be subject to customary qualifications), substantially to the effect that:
(a) the Acquiring Funds Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;
(b) each Acquiring Fund is a separate portfolio of the Acquiring Funds Trust, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;
(c) this Agreement has been duly authorized, executed and delivered by the Acquiring Funds Trust, for itself and for the Acquiring Funds, and, assuming due authorization, execution and delivery of this Agreement by the Acquired Funds, is a valid and binding obligation of the Acquiring Funds Trust, enforceable against the Acquiring Funds Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; and
(d) the Shares of each Acquiring Fund to be issued to the corresponding Acquired Fund and then distributed to the Acquired Fund’s Shareholders pursuant to this Agreement are duly registered under the 1933 Act, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof.
6.4 Each of the following shall be true: (i) the net asset value of the S&P 500 Total Return Index as reported by Alps, Inc. on the date which is two (2) trading days prior to the Closing Date shall not be less than $5,581.82 (the “S&P Condition”); and  (ii) the AUM Adjustment Percentage (as defined in the Purchase Agreement) as of the Pre-Closing Date (as defined in the Purchase Agreement) shall not be greater than 15% (the “AUM Condition”).
7. CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS
The obligations of the Acquiring Funds Trust and each Acquiring Fund to consummate the Reorganization shall be subject to the performance by the Acquired Funds Trust, on behalf of the corresponding Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, satisfaction of the following conditions:
7.1 All representations and warranties of the Acquired Funds Trust, for itself and for the Acquired Funds, contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
7.2 The Acquired Funds Trust, on behalf of the Acquired Funds, shall have delivered to the Acquiring Funds Trust at the Closing a certificate executed on behalf of the Acquired Funds by the Acquired Funds Trust’s President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the Acquiring Funds Trust and dated as of the Closing Date, certifying as to the satisfaction of the conditions set forth in Section 7.1.
7.3 The Acquiring Funds Trust, on behalf of each Acquiring Fund, shall have received at the Closing an opinion of Kilpatrick Townsend & Stockton LLP, counsel to the Acquired Funds Trust and the Acquired Funds, in a form reasonably satisfactory to the Acquiring Funds Trust (which opinion may be subject to customary qualifications), substantially to the effect that:
(a) the Acquired Funds Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;
(b) each Acquired Fund is a separate portfolio of the Acquired Funds Trust, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;
(c) this Agreement has been duly authorized, executed and delivered by the Acquired Funds Trust, for itself and for the Acquired Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Acquired Funds Trust, enforceable against the Acquired Funds Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; and
(d) the shares of each Acquired Fund then issued and outstanding are duly registered under the 1933 Act, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no Shareholder of the Acquired Fund has any preemptive rights to subscription or purchase in respect thereof.
7.4 The transfer agent for the Acquired Funds shall have delivered to the Acquiring Funds Trust at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Funds Trust and dated as of the Closing Date, to the effect that the Shareholder records of the Acquired Funds are complete and accurate and as to such other matters as the Acquiring Funds Trust shall reasonably request.
7.5 The administrator, fund accountant and custodian for the Acquired Funds shall have delivered to the Acquiring Funds Trust at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Acquiring Funds Trust and dated as of the Closing Date, to the effect that the books and records of the Acquired Funds covered by their contracts with the Acquired Funds are complete and accurate and as to such other matters as the Acquiring Funds Trust shall reasonably request.
7.6 The Acquired Funds shall arrange to make the Acquired Funds’ auditors available to the Acquiring Funds Trust and its agents to answer their questions at a mutually agreeable time prior to the Closing, upon reasonable notice and during normal business hours and accompanied by a representative of the Acquired Funds Trust.
7.7 No Material Adverse Effect shall have occurred or exist with respect to the Acquired Funds Trust or any Acquired Fund.  A “Material Adverse Effect” shall mean any change or effect that is or would be reasonably likely to be material and adverse to the financial condition, results of operations or business of such party; provided, however, that “Material Adverse Effect” shall not be deemed to include the impact of (1) changes in laws, rules or regulations of general applicability or interpretations thereof by applicable governmental agencies, (2) changes in GAAP, (3) changes after the date of this Agreement in general economic or capital market conditions not specifically related to or having a disparate impact on a party, (4) changes after the date of this Agreement in the financial, banking or securities markets (including any disruption thereof and any decline in the price of any security or any market index) not specifically related to or having a disparate impact on a party, (5) changes after the date of this Agreement in national or international political or social conditions not specifically related to or having a disparate impact on a party, (6)  direct effects of compliance with this Agreement on the operating performance of a party, (7) the effects of any action or omission taken by a party with the prior written consent of the Acquired Funds Trust or an the Acquiring Funds Trust, or as otherwise contemplated by this Agreement, (8) any “act of God,” including, but not limited to, weather, natural disasters, earthquakes, epidemics, pandemics and disease outbreaks (including the COVID-19 pandemic and its effects on the U.S. economy, strikes, shortages in supplies or labor, any federal, state or local law or governmental orders, directives, guidelines or recommendations implemented as a result thereof, and other acts or omission resulting therefrom), or (9) changes resulting from the announcement or pendency of this Agreement or the transactions contemplated hereunder.
7.8 Each of the S&P Condition and the AUM Condition shall have been satisfied.
8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS
The obligations of the Acquiring Funds Trust, on behalf of each Acquiring Fund, and of the Acquired Funds Trust, on behalf of each corresponding Acquired Fund, herein are each subject to the following further conditions, each of which is to occur on or before the Closing Date:
8.1 As to the Acquired Funds Trust, this Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Fund in accordance with the provisions of its Declaration of Trust and the requirements of applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Funds Trust.
8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.
8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by the Acquiring Funds Trust, on behalf of the Acquiring Fund, or by the Acquired Funds Trust, on behalf of the corresponding Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.
8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 Each Acquiring Fund and the corresponding Acquired Fund shall have received an opinion of S&K, as to the federal income tax consequences stated below.  In rendering such opinion, S&K may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, and on officers’ certificates and certificates of public officials if S&K so requests.  The opinion shall be substantially to the effect that for federal income tax purposes:
(a) the transfer by the Acquired Fund of the Assets in exchange for the Shares of the applicable Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities (other than the Excluded Liabilities, if any) will be treated as a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code or Section 368(a)(1)(F) of the Code, and the Acquiring Fund and the Acquired Fund will each be treated as a “party to a reorganization” within the meaning of Section 368(b) of the Code;
(b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets solely in exchange for the Shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities (other than the Excluded Liabilities, if any);
(c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the applicable Acquiring Fund in exchange for the Acquiring Fund’s Shares and the assumption by the Acquiring Fund of the Liabilities (other than the Excluded Liabilities, if any) or upon the distribution (whether actual or constructive) of the Acquiring Fund’s Shares to the Acquired Fund’s Shareholders in complete liquidation of the Acquired Fund;
(d) no gain or loss will be recognized by the Acquired Fund’s Shareholders upon the receipt of the applicable Acquiring Fund’s Shares distributed in complete liquidation of the Acquired Fund;
(e) the aggregate tax basis of the Acquiring Fund’s Shares received by an applicable Acquired Fund’s Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund’s Shares held by such Shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund’s Shares to be received by such Acquired Fund’s Shareholder will include the period during which the Acquired Fund’s Shares exchanged therefor were held by such Shareholder (provided the Acquired Fund’s Shares were held by such Shareholder as capital assets on the date of the Reorganization);
(f) the tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund, in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and
(g) the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury, the items of the Acquired Fund described in Section 381(c) of the Code, subject, if applicable, to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.
Notwithstanding the above, the opinion delivered by S&K may state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund or the Acquiring Fund, or any Acquired Fund Shareholder, with respect to an Acquired Fund’s asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.
8.6 On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Date, which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s Shareholders all of the Acquired Fund’s previously undistributed (i) “investment company taxable income” within the meaning of Section 852(b) of the Code (computed without regard to Section 852(b)(2)(D) of the Code), (ii) the excess, if any, of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) all of the Acquired Fund’s net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
9. EXPENSES
9.1 The Acquired Funds and the Acquiring Funds will not bear any costs arising in connection with the Reorganization contemplated by this Agreement; however, each Fund will bear its own brokerage expenses or similar transaction costs incurred in connection with the sale and purchase of portfolio securities.
9.2 Each of Stadion and NSI shall pay its own costs and expenses, including counsel fees, incurred in connection with the transactions contemplated under this Agreement; provided, however, that Stadion and NSI each agrees to pay one-half of all proxy service costs, including legal and related expenses incurred in connection with the preparation of the Proxy Materials and proxy solicitation fees and expenses.
10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.
10.2 Except as otherwise specified below, the representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated herein for a two-year period, except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer.  The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms.
11. TERMINATION
11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by resolution of either the Board of Trustees of the Acquiring Funds Trust or the Board of Trustees of the Acquired Funds Trust, at any time prior to the Closing, if, based on changed circumstances occurring after the date hereof, either the Board of Trustees of the Acquiring Funds Trust or the Board of Trustees of the Acquired Funds Trust determines, based on the advice of counsel, that the good faith exercise of its fiduciary duties requires the Board to conclude that proceeding with this Agreement is not in the best interests of any of the Acquiring Funds or any of the Acquired Funds, respectively.  In addition, this Agreement may be terminated at any time prior to the Closing by:
(a) the Acquired Funds Trust, on behalf of an Acquired Fund, if the conditions set forth in Article 6 are not satisfied on or before nine months following the date hereof, as specified in such Section with respect to the Acquiring Funds Trust and the Acquiring Fund;
(b) the Acquiring Funds Trust, on behalf of an Acquiring Fund, if the conditions set forth in Article 7 are not satisfied on or before nine months following the date hereof, as specified in such Section with respect to the Acquired Funds Trust and the Acquired Fund;
(c) as to a Reorganization, the mutual consent of an Acquired Fund and the corresponding Acquiring Fund; or
(d) by any party upon termination of the Purchase Agreement.
11.2 If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any party; provided, however, that if the termination shall result from the material breach by a party of a covenant or agreement of such party contained in this Agreement, then such party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.
12. AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Funds Trust, on behalf of the Acquired Funds, and authorized officers of the Acquiring Funds Trust, on behalf of the Acquiring Funds; provided, however, that following the meeting of the Shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of an Acquiring Fund to be delivered to the Acquired Fund’s Shareholders under this Agreement to the detriment of such Acquired Fund Shareholders, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Shareholders’ further approval, and provided, further that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Funds and the Acquired Funds from amending this Agreement to change the Closing Date or Valuation Date by mutual agreement.
13. INDEMNIFICATION
13.1 As to each Reorganization, NSI and the Acquiring Funds Trust, jointly and severally, on behalf of each Acquiring Fund, shall indemnify, defend and hold harmless the Acquired Funds Trust, on behalf of each Acquired Fund, its officers, directors, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the Acquired Funds Trust or an Acquired Fund, its officers, trustees, employees or agents, arising out of or based on any material breach by the Acquiring Funds Trust or an Acquiring Fund of any of their respective representations, warranties or agreements set forth in this Agreement.  No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date.
13.2 As to each Reorganization, Stadion and the Acquired Funds Trust, jointly and severally, on behalf of each Acquired Fund, shall indemnify, defend and hold harmless the Acquiring Funds Trust and each Acquiring Fund, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of the Acquiring Funds Trust or an Acquiring Fund, its officers, trustees, employees or agents, arising out of or based on any material breach by the Acquired Funds Trust or an Acquired Fund of any of its representations, warranties or agreements set forth in this Agreement.  No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than two (2) years after the Closing Date.
13.3 Notwithstanding the foregoing, the obligation by the Acquiring Funds Trust, on behalf of the Acquiring Fund, pursuant to Section 13.1 of this Agreement, or the Acquired Funds Trust, on behalf of the Acquired Fund, pursuant to Section 13.2 of this Agreement, under this Section 13 shall not exceed [  ] dollars ($[  ]).
14. MISCELLANEOUS:
14.1 Notices.  Any notices, requests, demands, claims or other communications required or permitted to be given or delivered hereunder shall be sufficiently given if in writing and delivered personally or sent by email, Federal Express or other nationally recognized overnight courier service, or registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given written notice:
For NSI or the Acquiring Funds Trust, on behalf of itself and each Acquiring Fund:
North Square Investments, LLC
10 South LaSalle Street, Suite 1925
Chicago, Illinois 60603
Attention: Mark D. Goodwin
 Alan E. Molotsky, Esq.
With a copy to (which shall not constitute notice):
Seward & Kissel LLP
901 K Street NW, Suite 800
Washington, DC 20001
Attention: Robert M. Kurucza, Esq.
 Lancelot A. King, Esq.

For Stadion and the Acquired Funds Trust, on behalf of itself and each Acquired Fund:
Stadion Money Management, LLC
1061 Cliff Dawson Road
Watkinsville, Georgia 30677
Attention:
With a copy to (which shall not constitute notice):
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101-2400
Attention: Jeffrey T. Skinner, Esq.
With a copy to (which shall not constitute notice):

Goodwin Procter LLP
100 Northern Avenue
Boston, MA 02210
Attention: Amber R.E. Dolman, Esq.
 Christopher E. Palmer, Esq.
14.2 Headings.  The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.  All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively.  Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.
14.3 Counterparts.  This Agreement may be executed in one or more counterparts (including by pdf or other electronic transmission), each of which shall be deemed to be an original, but all of which shall be one and the same document.
14.4 Governing Law; Jurisdiction.  This Agreement shall be governed by and construed in accordance with the internal Laws of the State of Delaware, excluding its rules on the conflict of laws that would give effect to the Laws of any jurisdiction other than the State of Delaware.
14.5 Successors and Assigns.
(a) Subject to the immediately following sentence, this Agreement shall be binding upon and inure to the benefit of the Parties hereto and their respective successors and permitted assigns, each of which successors and permitted assigns shall be deemed to be a Party hereto for all purposes hereof.  Neither NSI nor Stadion may assign its respective rights or obligations under this Agreement without the prior written consent of the other Party; provided that NSI may assign its rights to any of its affiliates (in each case, for which consent shall not be required), provided such assignment shall not relieve NSI of any of its obligations under this Agreement.  Any assignment in contravention of this provision shall be void.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
(b) It is expressly agreed that the obligations of an Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Funds Trust.  It is expressly agreed that the obligations of an Acquired Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Funds Trust.

* * *

[Signatures follow on the next page.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

North Square Investments Trust
on behalf of itself and North Square Tactical Defensive Fund, North Square Tactical Growth Fund and North Square Trilogy Alternative Return Fund

Name: Mark D. Goodwin
Title:  President

Stadion Investment Trust, on behalf of itself and Stadion Tactical Defensive Fund, Stadion Tactical Growth Fund and Stadion Trilogy Alternative Return Fund Name: Title:
North Square Investments, LLC Name: Mark D. Goodwin Title: Chief Executive Officer	Stadion Money Management, LLC Name: Title:

Appendix A – Agreement and Plan of Reorganization

Acquired Fund/Class(es)	Corresponding Acquiring Fund/Class(es)
Stadion Tactical Defensive Fund	North Square Tactical Defensive Fund
• Class A
• Class C	•
• Class I
Stadion Tactical Growth Fund	North Square Tactical Growth Fund
• Class A
• Class C
• Class I
Stadion Trilogy Alternative Return Fund	North Square Trilogy Alternative Return Fund
• Class A
• Class C	•
• Class I

APPENDIX B - FINANCIAL HIGHLIGHTS OF THE ACQUIRED FUNDS
The Acquiring Funds will adopt the financial statements of the Acquired Funds, the accounting survivors of the Reorganizations.
Stadion Tactical Defensive Fund — Class A

	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF YEAR	$ 13.52	$ 13.26	$ 12.58	$ 11.08	$ 11.99

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(1)(2)	0.07	0.03	(0.03)	(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	(1.12)	0.23	1.01	1.57	(0.50)
Total from investment operations	(1.05)	0.26	0.98	1.50	(0.59)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)	‒	(0.02)	‒	‒
Distributions from net realized gains	‒	‒	(0.28)	‒	(0.32)
Total distributions	(0.06)	‒	(0.30)	‒	(0.32)

NET ASSET VALUE, END OF YEAR	$ 12.41	$ 13.52	$ 13.26	$ 12.58	$ 11.08

TOTAL RETURN(3)	(7.85%)	1.96%	7.77%	13.54%	(4.80%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$18,526	$24,231	$47,888	$52,978	$18,726
Ratio of total expenses to average net assets(4)	1.85%	1.84%	1.85%	1.94%	1.96%[5]
Ratio of net expenses to average net assets(d)	1.85%	1.84%	1.85%	1.94%	1.95%
Ratio of net investment income (loss) to average net assets(a)(d)	0.47%	0.26%	(0.23%)	(0.56%)	(0.77%)

PORTFOLIO TURNOVER RATE	522%	396%	335%	196%	645%

(1)   Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(2)   Per share amounts were calculated using average shares method.
(3)   Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(4)   The ratios of expenses and net investment income (loss) to average net assets may not reflect the Fund’s proportionate share of expense of the underlying investment companies in which the Fund invested.
(5)   Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor.

Stadion Tactical Defensive Fund — Class C

	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF YEAR	$ 12.51	$ 12.36	$ 11.81	$ 10.48	$ 11.45

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(6)(7)	(0.03)(8)	(0.08)(c)	(0.12)	(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	(1.03)	0.23	0.95	1.48	(0.48)
Total from investment operations	(1.06)	0.15	0.83	1.33	(0.65)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)	‒	(0.28)	‒	(0.32)
Total distributions	(0.05)	‒	(0.28)	‒	(0.32)

NET ASSET VALUE, END OF YEAR	$ 11.40	$ 12.51	$ 12.36	$ 11.81	$ 10.48

TOTAL RETURN(9)	(8.54%)	1.21%	6.97%	12.69%	(5.56%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$13,586	$19,151	$23,178	$26,058	$ 9,680
Ratio of total expenses to average net assets(10)	2.61%	2.59%	2.59%	2.71%(11)	2.73%(f)
Ratio of net expenses to average net assets(e)	2.61%	2.59%	2.59%	2.70%	2.70%
Ratio of net investment loss to average net assets(a)(e)	(0.24%)	(0.64%)	(0.97%)	(1.30%)	(1.55%)

PORTFOLIO TURNOVER RATE	522%	396%	335%	196%	645%

(6)   Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(7)   Per share amounts were calculated using average shares method.
(8)   The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(9)   Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(10)  The ratios of expenses and net investment loss to average net assets may not reflect the Fund’s proportionate share of expense of the underlying investment companies in which the Fund invested.
(11)  Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor.

Stadion Tactical Defensive Fund — Class I

	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF YEAR	$ 13.79	$ 13.50	$ 12.78	$ 11.23	$ 12.12

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(12)(13)	0.09	0.03	(0.00)(14)	(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.13)	0.26	1.03	1.58	(0.51)
Total from investment operations	(1.04)	0.29	1.03	1.55	(0.57)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)	‒	(0.03)	‒	‒
Distributions from net realized gains	‒	‒	(0.28)	‒	(0.32)
Total distributions	(0.06)	‒	(0.31)	‒	(0.32)

NET ASSET VALUE, END OF YEAR	$ 12.69	$ 13.79	$ 13.50	$ 12.78	$ 11.23

TOTAL RETURN(15)	(7.61%)	2.15%	8.03%	13.80%	(4.58%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$46,311	$54,684	$28,953	$28,338	$12,703
Ratio of total expenses to average net assets(16)	1.66%	1.64%	1.62%	1.75%(17)	1.76%(f)
Ratio of net expenses to average net assets(e)	1.66%	1.64%	1.62%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets(a)(e)	0.65%	0.21%	(0.01%)	(0.28%)	(0.53%)

PORTFOLIO TURNOVER RATE	522%	396%	335%	196%	645%

(12)   Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(13)   Per share amounts were calculated using average shares method.
(14)   Amount rounds to less than $0.01 per share or less than 1%.
(15)  Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(16)   The ratios of expenses and net investment income (loss) to average net assets may not reflect the Fund’s proportionate share of expense of the underlying investment companies in which the Fund invested.
(17)   Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor.

Stadion Tactical Growth Fund - Class A

	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF YEAR	$ 11.62	$ 12.33	$ 11.03	$ 9.82	$ 10.41

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(18)(19)	0.05	(0.01)	(0.01)	(0.01)	0.05
Net realized and unrealized gain (loss) on investments	0.72	(0.40)	1.31	1.23	(0.59)
Total from investment operations	0.77	(0.41)	1.30	1.22	(0.54)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)	‒	(0.00)(20)	(0.01)	(0.03)
Distributions from net realized gains	(0.52)	(0.30)	‒	‒	(0.02)
Total distributions	(0.58)	(0.30)	‒	(0.01)	(0.05)

NET ASSET VALUE, END OF YEAR	$ 11.81	$ 11.62	$ 12.33	$ 11.03	$ 9.82

TOTAL RETURN(21)	6.53%	(3.22%)	11.80%	12.48%	(5.19%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$81,511	$85,250	$ 109,707	$ 105,141	$89,271
Ratio of total expenses to average net assets(22)(23)	1.56%	1.57%	1.61%	1.65%	1.71%
Ratio of net expenses to average net assets(e)	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets(a)(e)	0.40%	(0.05%)	(0.09%)	(0.12%)	0.54%

PORTFOLIO TURNOVER RATE	128%	120%	82%	96%	287%

(18)   Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(19)   Per share amounts were calculated using average shares method.
(20)   Amount rounds to less than $0.01 per share or less than 1%.
(21)   Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(22)   The ratios of expenses and net investment income (loss) to average net assets may not reflect the Fund’s proportionate share of expense of the underlying investment companies in which the Fund invested.
(23)   Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor.

Stadion Tactical Growth Fund — Class C

	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF YEAR	$ 11.14	$ 11.92	$ 10.74	$ 9.62	$ 10.25

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(24)(25)	(0.04)(26)	(0.10)	(0.10)	(0.09)	(0.01)
Net realized and unrealized gain (loss) on investments	0.69	(0.38)	1.28	1.21	(0.59)
Total from investment operations	0.65	(0.48)	1.18	1.12	(0.60)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)	‒	‒	‒	(0.01)
Distributions from net realized gains	(0.52)	(0.30)	‒	‒	(0.02)
Total distributions	(0.55)	(0.30)	‒	‒	(0.03)

NET ASSET VALUE, END OF YEAR	$ 11.24	$ 11.14	$ 11.92	$ 10.74	$ 9.62

TOTAL RETURN(27)	5.73%	(3.92%)	10.99%	11.64%	(5.93%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$95,291	$104,812	$99,286	$96,506	$82,347
Ratio of total expenses to average net assets(28)(29)	2.33%	2.32%	2.35%	2.41%	2.49%
Ratio of net expenses to average net assets(e)	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment loss to average net assets(a)(e)	(0.33%)	(0.83%)	(0.83%)	(0.88%)	(0.11%)

PORTFOLIO TURNOVER RATE	128%	120%	82%	96%	287%

(24)   Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(25)   Per share amounts were calculated using average shares method.
(26)   The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(27)   Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(28)   The ratios of expenses and net investment loss to average net assets may not reflect the Fund’s proportionate share of expense of the underlying investment companies in which the Fund invested.
(29)   Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor.

Stadion Tactical Growth Fund - Class I

	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF YEAR	$ 11.77	$ 12.46	$ 11.12	$ 9.88	$ 10.46

INCOME (LOSS) FROM OPERATIONS:
Net investment income(30)(31)	0.08	0.02(32)	0.02(c)	0.01(c)	0.08
Net realized and unrealized gain (loss) on investments	0.74	(0.41)	1.32	1.25	(0.59)
Total from investment operations	0.82	(0.39)	1.34	1.26	(0.51)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)	‒	(0.00)(33)	(0.02)	(0.05)
Distributions from net realized gains	(0.52)	(0.30)	‒	‒	(0.02)
Total distributions	(0.59)	(0.30)	‒	(0.02)	(0.07)

NET ASSET VALUE, END OF YEAR	$ 12.00	$ 11.77	$ 12.46	$ 11.12	$ 9.88

TOTAL RETURN(34)	6.88%	(3.02%)	12.09%	12.79%	(4.94%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$314,646	$337,265	$238,052	$179,979	$144,534
Ratio of total expenses to average net assets(35)(36)	1.34%	1.33%	1.36%	1.42%	1.49%
Ratio of net expenses to average net assets(f)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets(a)(f)	0.66%	0.16%	0.13%	0.12%	0.85%

PORTFOLIO TURNOVER RATE	128%	120%	82%	96%	287%

(30)   Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(31)   Per share amounts were calculated using average shares method.
(32)   The amount shown for a share outstanding throughout the year may not correlate with the Statement of Operations for the year due to the timing of sales and redemptions of Fund shares in relation to income earned, class specific expense structure, and/or fluctuating market value of the investments of the Fund.
(33)   Amount rounds to less than $0.01 per share or less than 1%.
(34)   Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(35)   The ratios of expenses and net investment income to average net assets may not reflect the Fund’s proportionate share of expense of the underlying investment companies in which the Fund invested.
(36)   Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor.

Stadion Trilogy Alternative Return Fund - Class A

	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF YEAR	$ 10.37	$ 10.94	$ 11.17	$ 10.49	$ 10.66

INCOME (LOSS) FROM OPERATIONS:
Net investment income(37)(38)	0.13	0.17	0.11	0.09	0.09
Net realized and unrealized gain (loss) on investments	0.39	(0.62)	(0.22)	0.68	(0.18)
Total from investment operations	0.52	(0.45)	(0.11)	0.77	(0.09)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.17)	(0.12)	(0.12)	(0.09)	(0.08)
Total distributions	(0.17)	(0.12)	(0.12)	(0.09)	(0.08)

NET ASSET VALUE, END OF YEAR	$ 10.72	$ 10.37	$ 10.94	$ 11.17	$ 10.49

TOTAL RETURN(39)	5.04%	(4.13%)	(1.02%)	7.37%	(0.79%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$ 2,659	$ 4,733	$23,289	$30,818	$28,898
Ratio of total expenses to average net assets(40)	1.89%	1.94%	1.84% (41)(42)	1.82%	1.85%
Ratio of net expenses to average net assets(d)	1.63%	1.63%	1.72%(f)	1.82%	1.85%
Ratio of net investment income to average net assets(a)(d)	1.21%	1.58%	1.02%	0.86%	0.88%

PORTFOLIO TURNOVER RATE	21%	5%	55%	18%	36%

(37)   Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(38)   Per share amounts were calculated using average shares method.
(39)   Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(40)   The ratios of expenses and net investment income to average net assets may not reflect the Fund’s proportionate share of expense of the underlying investment companies in which the Fund invested.
(41)   Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).
(42)   Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor.

Stadion Trilogy Alternative Return Fund - Class C

	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF YEAR	$ 10.14	$ 10.73	$ 10.95	$ 10.31	$ 10.49

INCOME (LOSS) FROM OPERATIONS:
Net investment income(43)(44)	0.04	0.07	0.03	0.01	0.01
Net realized and unrealized gain (loss) on investments	0.40	(0.59)	(0.22)	0.66	(0.17)
Total from investment operations	0.44	(0.52)	(0.19)	0.67	(0.16)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.11)	(0.07)	(0.03)	(0.03)	(0.02)
Total distributions	(0.11)	(0.07)	(0.03)	(0.03)	(0.02)

NET ASSET VALUE, END OF YEAR	$ 10.47	$ 10.14	$ 10.73	$ 10.95	$ 10.31

TOTAL RETURN(45)	4.34%	(4.84%)	(1.75%)	6.46%	(1.53%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$ 5,384	$ 7,460	$11,660	$11,592	$10,573
Ratio of total expenses to average net assets(46)	2.68%	2.63%	2.56%(47)(48)	2.60%	2.63%
Ratio of net expenses to average net assets(d)	2.38%	2.38%	2.47%(f)	2.60%	2.63%
Ratio of net investment income to average net assets(a)(d)	0.43%	0.68%	0.26%	0.08%	0.08%

PORTFOLIO TURNOVER RATE	21%	5%	55%	18%	36%

(43)   Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(44)   Per share amounts were calculated using average shares method.
(45)  Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(46)   The ratios of expenses and net investment income to average net assets may not reflect the Fund’s proportionate share of expense of the underlying investment companies in which the Fund invested.
(47)   Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).
(48)   Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor.

Stadion Trilogy Alternative Return Fund - Class I

	Year Ended May 31, 2020	Year Ended May 31, 2019	Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016
NET ASSET VALUE, BEGINNING OF YEAR	$ 10.40	$ 10.97	$ 11.20	$ 10.52	$ 10.69

INCOME (LOSS) FROM OPERATIONS:
Net investment income(49)(50	0.15	0.18	0.14	0.12	0.11
Net realized and unrealized gain (loss) on investments	0.41	(0.60)	(0.22)	0.67	(0.17)
Total from investment operations	0.56	(0.42)	(0.08)	0.79	(0.06)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.20)	(0.15)	(0.15)	(0.11)	(0.11)
Total distributions	(0.20)	(0.15)	(0.15)	(0.11)	(0.11)

NET ASSET VALUE, END OF YEAR	$ 10.76	$ 10.40	$ 10.97	$ 11.20	$ 10.52

TOTAL RETURN(51)	5.39%	(3.90%)	(0.72%)	7.53%	(0.54%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s)	$42,622	$52,330	$67,545	$62,571	$39,257
Ratio of total expenses to average net assets(52)	1.72%)	1.65%(e)	1.57%(53)(54)	1.62%	1.64%
Ratio of net expenses to average net assets(d)	1.38%	1.38%	1.47%(f)	1.62%	1.64%
Ratio of net investment income to average net assets(a)(d)	1.43%	1.66%	1.25%	1.06%	1.07%

PORTFOLIO TURNOVER RATE	21%	5%	55%	18%	36%

(49)   Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(50)   Per share amounts were calculated using average shares method.
(51)   Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(52)   The ratios of expenses and net investment income to average net assets may not reflect the Fund’s proportionate share of expense of the underlying investment companies in which the Fund invested.
(53)   Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).
(54)  Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor.

APPENDIX C - OWNERSHIP OF SHARES OF THE ACQUIRED FUNDS
Only shareholders of record of an Acquired Fund at the close of business on the Record Date are entitled to notice of and to vote at the Special Meeting and at any postponement or adjournment thereof.  Shareholders of each Acquired Fund on the Record Date are entitled to one vote for each share that they hold in the Acquired Fund, with holders of fractional shares entitled to a proportional fractional vote.  As of the Record Date, the Acquired Funds had the following number of shares issued and outstanding:
Shares Issued & Outstanding as of the Record Date
Stadion Tactical Defensive Fund	[ ]
Stadion Tactical Growth Fund	[ ]
Stadion Trilogy Alternative Return Fund	[ ]

As of the Record Date, the Acquired Funds’ shareholders of record and/or beneficial owners who owned 5% or more of each Acquired Fund’s shares are set forth below:
Stadion Tactical Defensive Fund
Name and Address	Jurisdiction	% of Shares	Type of Ownership
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

As of the Record Date, the Officers and Trustees of SIT, as a group, [owned less than 1% any of the outstanding shares of the Acquired Fund].
Stadion Tactical Growth Fund
Name and Address	Jurisdiction	% of Shares	Type of Ownership
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

As of the Record Date, the Officers and Trustees of SIT, as a group, [owned less than 1% any of the outstanding shares of the Acquired Fund].

Stadion Trilogy Alternative Return Fund
Name and Address	Jurisdiction	% of Shares	Type of Ownership
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]
[ ]	[ ]	[ ]	[ ]

As of the Record Date, the Officers and Trustees of SIT, as a group, owned less than 1% any of the outstanding shares of the Acquired Fund.

APPENDIX D - INFORMATION ABOUT THE ACQUIRING FUNDS

More Information About the Acquiring Funds’ Investment Objectives and Investment Strategies
Each Acquiring Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees of North Square Investments Trust without shareholder approval. The Acquiring Fund will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law.
Each Acquiring Fund’s investment policies and limitations typically apply at the time an investment is made. As a result, each Acquiring Fund generally may continue to hold positions that met a particular investment policy or limitation at the time the investment was made but subsequently do not meet the investment policy or limitation.

North Square Tactical Defensive Fund

Principal Investment Strategies
When NSIRA believes that current market, economic, political or other market-related conditions are unfavorable or adverse and would impair the pursuit of the Acquiring Fund’s investment objective, the Acquiring Fund may temporarily invest some or all of its assets in Cash Positions. When the Acquiring Fund takes a temporary defensive position, the Acquiring Fund may not achieve its investment objective.
North Square Tactical Growth Fund
Principal Investment Strategies
When NSIRA believes that current market, economic, political or other market-related conditions are unfavorable or adverse and would impair the pursuit of the Acquiring Fund’s investment objective, the Acquiring Fund may temporarily invest some or all of its assets in Cash Positions. When the Acquiring Fund takes a temporary defensive position, the Acquiring Fund may not achieve its investment objective.
North Square Trilogy Alternative Return

Principal Investment Strategies
When NSIRA believes that current market, economic, political or other market-related conditions are unfavorable or adverse and would impair the pursuit of the Acquiring Fund’s investment objective, the Acquiring Fund may temporarily invest some or all of its assets in cash or cash equivalents, including but not limited to obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Acquiring Fund takes a temporary defensive position, the Acquiring Fund may not achieve its investment objective.

Share Price
The offering price of each class of an Acquiring Fund’s shares is the net asset value per share (“NAV”) of that class (plus any sales charges, as applicable). Each Acquiring Fund’s NAVs are calculated as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading. If, for example, the NYSE closes at 1:00 p.m. New York time, each Acquiring Fund’s NAVs would still be determined as of 4:00 p.m. New York time. In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless “fair value” adjustment is determined to be appropriate due to subsequent events. The NAV of a class of an Acquiring Fund’s shares is determined by dividing the value of the Acquiring Fund’s portfolio securities, cash and other assets (including accrued interest) allocable to such class, less all liabilities (including accrued expenses) allocable to such class, by the total number of outstanding shares of such class. Due to the fact that different expenses are charged to an Acquiring Fund’s Class A shares, Class C shares and Class I shares, as applicable, the NAV of an Acquiring Fund’s classes will vary. An Acquiring Fund’s NAVs may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE is closed on weekends and most U.S. national holidays. However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which the Acquiring Funds do not value their shares, which may significantly affect the Acquiring Funds’ NAVs on days when you are not able to buy or sell Acquiring Fund shares.
The Acquiring Funds’ securities generally are valued at market price. Securities are valued at fair value when market quotations are not readily available. The Board of North Square Investments Trust has adopted procedures to be followed when an Acquiring Fund must utilize fair value pricing, including when reliable market quotations are not readily available, when the Acquiring Fund’s pricing service does not provide a valuation (or provides a valuation that, in the judgment of NSI, does not represent the security’s fair value), or when, in the judgment of NSI, events have rendered the market value unreliable (see, for example, the discussion of fair value pricing of foreign securities in the paragraph below). Valuing securities at fair value involves reliance on the judgment of NSI and the Board of North Square Investments Trust (or a committee thereof), and may result in a different price being used in the calculation of an Acquiring Fund’s NAVs from quoted or published prices for the same securities. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of North Square Investments Trust. There can be no assurance that an Acquiring Fund will obtain the fair value assigned to a security if it sells the security.
In certain circumstances, the Acquiring Funds employ fair value pricing to ensure greater accuracy in determining daily NAVs and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. Fair value pricing may be applied to foreign securities held by an Acquiring Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Acquiring Fund’s NAVs are determined. If the event may result in a material adjustment to the price of an Acquiring Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Acquiring Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Acquiring Fund’s NAVs. Other types of portfolio securities that an Acquiring Fund may fair value include, but are not limited to: (1) investments that are classified as illiquid or traded infrequently, which may include “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of NSI, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is no current market value quotation. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.
Purchase of Shares
The Acquiring Fund offers Class A, Class C and Class I shares.
• Class A shares generally incur sales loads at the time of purchase and are subject to annual distribution fees and/or shareholder service fees.
• Class C shares generally incur a 1% contingent deferred sales charge if you sell your shares within one year of purchase and are subject to annual distribution fees or shareholder service fees.
• Class I shares are not subject to any sales loads or distribution fees, but Class I shares of an Acquiring Fund are subject to shareholder service fees.
By offering multiple classes of shares, each Acquiring Fund permits investors to choose the class of shares that is most beneficial given the type of investor, the amount to be invested and the length of time the investor expects to hold the shares.
Each class of shares generally has the same rights, except for the differing sales loads, distribution fees, shareholder service fees, any related expenses associated with each class of shares, and the exclusive voting rights by each class with respect to any distribution plan or service plan for such class of shares.
To purchase shares of an Acquiring Fund, you must invest at least the minimum amount indicated in the following table.
Minimum Investments	To Open Your Account	To Add to Your Account
Class A shares
All Accounts	$1,000	$100
Class C shares
All Accounts	$1,000	$100
Class I shares
All Accounts	$1,000,000	None

Shares of the Acquiring Funds may be purchased by check, by wire transfer of funds via a bank or through an approved financial intermediary (i.e., a supermarket, investment adviser, financial planner or consultant, broker, dealer or other investment professional and their agents) authorized by the Acquiring Fund to receive purchase orders.  Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares, which may include different sales charges as described in the Acquiring Funds’ Prospectus, additional fees and different investment minimums.  In addition, from time to time, a financial intermediary may modify or waive the initial and subsequent investment minimums.  You should review these arrangements with your financial intermediary.
You may make an initial investment in an amount greater than the minimum amounts shown in the preceding table and each Acquiring Fund may, from time to time, reduce or waive the minimum initial investment amounts.  The minimum initial investment amount is automatically waived for Acquiring Fund shares purchased by the Board of North Square Investments Trust and current or retired directors and employees of NSI and its affiliates.
To the extent allowed by applicable law, each Acquiring Fund reserves the right to discontinue offering shares at any time or to cease operating entirely.
In-Kind Purchases and Redemptions
Each Acquiring Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Acquiring Fund.  Each Acquiring Fund also reserves the right to pay redemptions by an “in-kind” distribution of portfolio securities (instead of cash) from the Acquiring Fund.  In-kind purchases and redemptions are taxable events and may result in the recognition of gain or loss for federal income tax purposes.  See the Acquiring Funds’ SAI for further information about the terms of these purchases and redemptions.
Additional Investments
Additional subscriptions in an Acquiring Fund generally may be made by investing at least the minimum amount shown in the table above.  Exceptions may be made at an Acquiring Fund’s discretion.  You may purchase additional shares of an Acquiring Fund by sending a check together with the Invest by Mail form from your most recent confirmation statement to the Acquiring Fund at the applicable address listed in the table below.  Please ensure that you include your account number on the check.  If you do not have the Invest by Mail form from your confirmation statement, list your name, address and account number on a separate sheet of paper and include it with your check.  You may also make additional investments in an Acquiring Fund by wire transfer of funds or through an approved financial intermediary.  The minimum additional investment amount is automatically waived for shares purchased by the Board of the North Square Investments Trust and current or retired directors and employees of NSI and its affiliates.  Please follow the procedures described in the Acquiring Funds’ Prospectus.
Dividend Reinvestment
You may reinvest dividends and capital gains distributions in shares of an Acquiring Fund.  Such shares are acquired at NAV (without a sales charge) on the applicable payable date of the dividend or capital gain distribution.  Unless you instruct otherwise, dividends and distributions on Acquiring Fund shares are automatically reinvested in shares of the same class of the Acquiring Fund paying the dividend or distribution.  This instruction may be made by writing to the Transfer Agent or by telephone by calling 1-855-551-5521 at least five calendar days prior to the record date of the next distribution.  You may, on the account application form or prior to any declaration, instruct that dividends and/or capital gain distributions be paid in cash or be reinvested in an Acquiring Fund at the next determined NAV.  If you elect to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months or more, each Acquiring Fund reserves the right to reinvest the distribution check in your account at the Acquiring Fund’s current NAV and to reinvest all subsequent distributions.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  When you open an account, you will be asked for your name, date of birth (for a natural person), your residential address or principal place of business, and mailing address, if different, as well as your Social Security Number or Taxpayer Identification Number.  If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.  Additional information is required for corporations, partnerships and other entities.  Applications without such information will not be considered in good order.  Each Acquiring Fund reserves the right to deny any application if the application is not in good order.
This Proxy Statement should not be considered a solicitation to purchase or as an offer to sell shares of the Acquiring Funds in any jurisdiction where it would be unlawful to do so under the laws of that jurisdiction.  Please note that the value of your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.
Timing and Nature of Requests
The purchase price you will pay for an Acquiring Fund’s shares will be the next NAV (plus any sales charge, as applicable) calculated after the Transfer Agent or your authorized financial intermediary receives your request in good order.  “Good order” means that your purchase request includes: (1) the name of the Acquiring Fund and share class to be purchased, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to North Square Funds.  All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be processed on that same day.  Requests received at or after 4:00 p.m. (Eastern Time) will be transacted at the next business day’s NAV (plus any sales charge, if applicable).  All purchases must be made in U.S. Dollars and drawn on U.S. financial institutions.
Methods of Buying
Through a broker- dealer or other financial intermediary
Each Acquiring Fund is offered through certain approved financial intermediaries (and their agents).  Each Acquiring Fund is also offered directly.  A purchase order placed with a financial intermediary or its authorized agent is treated as if such order were placed directly with an Acquiring Fund, and will be deemed to have been received by the Acquiring Fund when the financial intermediary or its authorized agent receives the order and executed at the next NAV (plus any sales charge, as applicable) calculated by the Acquiring Funds.  Your financial intermediary will hold your shares in a pooled account in its (or its agent’s) name.  The Acquiring Fund may pay your financial intermediary (or its agent) to maintain your individual ownership information, maintain required records, and provide other shareholder services.  A financial intermediary which offers shares may require payment of additional fees from its individual clients which may be in addition to those described in the Acquiring Funds’ Prospectus.  If you invest through your financial intermediary, its policies and fees may be different than those described in the Acquiring Funds’ Prospectus.  For example, the financial intermediary may charge transaction fees or set different minimum investments.  Your financial intermediary is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Acquiring Funds’ Prospectus.  Please contact your financial intermediary to determine whether it is an approved financial intermediary of the Acquiring Fund or for additional information.

By mail
All checks must be made in U.S. Dollars and drawn on U.S. financial institutions.  An Acquiring Fund will not accept payment in cash or money orders.  An Acquiring Fund does not accept post-dated checks or any conditional order or payment.  To prevent check fraud, an Acquiring Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.
To buy shares directly from an Acquiring Fund by mail, complete an account application and send it together with your check for the amount you wish to invest to the Acquiring Fund at the address indicated below.  To make additional investments once you have opened your account, write your account number on the check and send it to the Acquiring Fund together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent.  If your check is returned for insufficient funds, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.  The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Acquiring Fund, for any payment that is returned.

	Regular Mail North Square Acquiring Funds c/o U.S. Bank Global Fund Services P. O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery North Square Acquiring Funds c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Acquiring Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Acquiring Funds.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By telephone
To make additional investments by telephone, you must authorize telephone purchases on your account application.  If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll-free at 1-855-551-5521 and you will be allowed to move money in amounts of at least $100 from your bank account to the Acquiring Fund’s account upon request.  Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions.  If your order is placed before 4:00 p.m. (Eastern Time) on a business day shares will be purchased in your account at the NAV (plus any sales charge, as applicable) calculated on that day.  Orders received at or after 4:00 p.m. (Eastern Time) will be transacted at the next business day’s NAV (plus any sales charge, if applicable).  For security reasons, requests by telephone will be recorded.

By wire
To open an account by wire, a completed account application form must be received by the Acquiring Fund before your wire can be accepted.  You may mail or send by overnight delivery your account application form to the Transfer Agent.  Upon receipt of your completed account application form, an account will be established for you.  The account number assigned to you will be required as part of the wiring instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Acquiring Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit monies by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA No. 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account No. 112-952-137

For further credit to:
“North Square [Fund Name and Share Class]”
Your account number
Name(s) of investor(s)
Social Security Number or Taxpayer Identification Number

Before sending your wire, please contact the Transfer Agent at 1-855-551-5521 to notify it of your intention to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Your bank may charge a fee for its wiring service.
Wired funds must be received prior to 4:00 p.m. (Eastern Time) on a business day to be eligible for same day pricing.  The Acquiring Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Selling (Redeeming) Acquiring Fund Shares
Through a broker- dealer or other financial intermediary
If you purchased your shares through an approved financial intermediary, your redemption order must be placed through the same financial intermediary.  The Acquiring Funds will be deemed to have received a redemption order when a financial intermediary (or its authorized agent) receives the order.  The financial intermediary must receive your redemption order prior to 4:00 p.m. (Eastern Time) on a business day for the redemption to be processed at the current day’s NAV.  Orders received at or after 4:00 p.m. (Eastern Time) on a business day or on a day when the Acquiring Fund does not value its shares will be transacted at the next business day’s NAV.  Please keep in mind that your financial intermediary may charge additional fees for its services.  In the event your approved financial intermediary is no longer available or in operation, you may place your redemption order directly with the Acquiring Fund as described below.

By mail
You may redeem shares purchased directly from the Acquiring Funds by mail.  Send your written redemption request to North Square Acquiring Funds at the address indicated below.  Your request must be in good order and contain the Acquiring Fund name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed.  The redemption request must be signed by all shareholders listed on the account along with a signature guarantee (if applicable).  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions dated within 60 days, or trust documents indicating proper authorization).

	Regular Mail North Square Funds c/o U.S. Bank Global Acquiring Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery North Square Funds c/o U.S. Bank Global Acquiring Fund Services 615 East Michigan Street Milwaukee, WI 53201

The Acquiring Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Acquiring Funds.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By telephone
To redeem shares by telephone, call the Acquiring Funds at 1-855-551-5521 and specify the amount of money you wish to redeem.  You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account.  Wire transfers are subject to a $20 fee paid by the shareholder and your bank may charge a fee to receive wired funds.  Checks sent via overnight delivery are subject to a $25 charge.  You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available for two to three business days.
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with an Acquiring Fund), you may redeem shares worth up to $50,000, by instructing the Acquiring Fund by phone at 1-855-551-5521.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  If an account has more than one owner or authorized person, the Acquiring Fund will accept telephone instructions from any one owner or authorized person.  Unless noted on the initial account application, a signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges.
Note: Each Acquiring Fund and all of its service providers will not be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the caller must verify the following:
• The Acquiring Fund account number;
• The name in which his or her account is registered;
• The Social Security Number or Taxpayer Identification Number under which the account is registered; and
• The address of the account holder, as stated in the account application form.
If you elect telephone privileges on the account application or in a letter to an Acquiring Fund, you may be responsible for any fraudulent telephone orders as long as the Acquiring Fund and/or its service providers have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).
During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Acquiring Fund by telephone, you may also mail your request to the Acquiring Fund at the address listed under “Methods of Buying.”

Signature Guarantee
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (collectively, the “Medallion Programs”).  A notary public is not an acceptable signature guarantor.
A signature guarantee, from either a Medallion Program member or a non-Medallion Program member, is required in the following situations:
•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•	You wish to redeem more than $50,000 worth of shares.
In addition to the situations described above, each Acquiring Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Systematic Withdrawal Plan
You may request that a predetermined dollar amount be sent to you on a monthly or quarterly basis.  Your account must maintain a value of at least $10,000 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”).  The minimum withdrawal amount is $100.  If you elect to receive redemptions through the SWP, the Acquiring Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account on record.  You may request an application for the SWP by calling the Transfer Agent toll-free at 1‑855-551-5521.  The Acquiring Fund may modify or terminate the SWP at any time.  You may terminate your participation in the SWP by calling the Transfer Agent at least five calendar days before the next withdrawal.
Automatic Investment Plan
Once your account has been opened with the initial minimum investment, you may make additional purchases of Investor Class shares at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Acquiring Fund, on a monthly or quarterly basis.  In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the ACH network.  If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account.  To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-551-5521, if you have questions about the AIP.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the automatic investment date.
Payment of Redemption Proceeds
You may redeem shares of an Acquiring Fund at a price equal to the NAV next determined after the Transfer Agent and/or authorized agent receives your redemption request in good order.  Generally, your redemption request cannot be processed on days the NYSE is closed.  Redemption proceeds for requests received in good order by the Transfer Agent and/or authorized agent before the close of the regular trading session of the NYSE (generally 4:00 p.m. Eastern Time) will usually be sent on the following business day to the address of record or the bank you indicate or wired using the wire instructions on record.  Payment of redemption proceeds may take longer than typically expected, but will be sent within seven calendar days after the Acquiring Fund receives your redemption request, except as specified below.
If you purchase shares using a check or electronic funds transfer through the ACH network and request a redemption before the purchase amount has cleared, an Acquiring Fund may postpone payment of your redemption proceeds up to 15 calendar days while the Acquiring Fund waits for the purchase amount to clear.  Furthermore, an Acquiring Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists affecting the sale of the Acquiring Fund’s securities or making such sale or the fair determination of the value of the Acquiring Fund’s net assets not reasonably practicable; or (3) for such other periods as the SEC may permit for the protection of the Acquiring Fund’s shareholders.
Other Redemption Information
Shareholders who hold shares of the Acquiring Funds through an IRA or other retirement plan, must indicate on their written redemption requests whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have taxes withheld will generally be subject to a 10% federal income tax withholding.  Shares held in IRA and other retirement accounts may be redeemed by telephone at 1-855-551-5521.  Investors will be asked whether or not to withhold taxes from any distribution.  In addition, if you are a resident of certain states, state income tax also applies to non-Roth IRA distributions when federal withholding applies.  Please consult with your tax professional.
Each Acquiring Fund generally pays sale (redemption) proceeds in cash.  The Acquiring Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents.  On a less regular basis, the Acquiring Fund may also satisfy redemption requests by drawing on a line of credit.  These methods may be used during both normal and stressed market conditions.  Under unusual conditions, an Acquiring Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption in- kind) in lieu of cash in order to protect the interests of the Acquiring Fund’s remaining shareholders.  An Acquiring Fund may redeem shares in-kind during both normal and stressed market conditions.  If an Acquiring Fund redeems your shares in kind, you will bear any market risks associated with investment in these securities, and you will be responsible for the costs (including brokerage charges) of converting the securities to cash.
Each Acquiring Fund may redeem all of the shares held in your account if your balance falls below the Acquiring Fund’s minimum initial investment amount due to your redemption activity.  In these circumstances, the Acquiring Fund will notify you in writing and request that you increase your balance above the minimum initial investment amount within 30 days of the date of the notice.  If, within 30 days of the Acquiring Fund’s written request, you have not increased your account balance, your shares will be automatically redeemed at the current NAV.  The Acquiring Fund will not require that your shares be redeemed if the value of your account drops below the investment minimum due to fluctuations of the Acquiring Fund’s NAV.
Cost Basis Information
Federal tax law requires that regulated investment companies, such as the Acquiring Funds, report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Consolidated Form 1099s when”covered” shares of the regulated investment companies are sold.  Covered shares are any shares acquired (including pursuant to a dividend reinvestment plan) on or after January 1, 2012.
Each Acquiring Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Acquiring Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values and the entire position is not sold at one time.  An Acquiring Fund’s standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method.  Redemptions are taxable and you may realize a gain or a loss upon the sale of your shares.  Certain shareholders may be subject to backup withholding.
Subject to certain limitations, you may choose a method other than an Acquiring Fund’s standing method at the time of your purchase or upon the sale of covered shares.  Please refer to the appropriate Treasury regulations or consult your tax advisor with regard to your personal circumstances.
Tools to Combat Frequent Transactions
The Board of Trustees of North Square Investments Trust has adopted policies and procedures with respect to frequent purchases and redemptions of Acquiring Fund shares by Acquiring Fund shareholders.  The North Square Investments Trust discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm an Acquiring Fund’s performance.  The North Square Investments Trust takes steps to reduce the frequency and effect of these activities in an Acquiring Fund.  These steps may include monitoring trading activity and using fair value pricing.  In addition, North Square Investments Trust may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in an Acquiring Fund, if that shareholder has engaged in four or more “round trips” in the Acquiring Fund during a 12-month period.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while North Square Investments Trust makes efforts to identify and restrict frequent trading, North Square Investments Trust receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  North Square Investments Trust seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that North Square Investments Trust believes is consistent with the interests of Acquiring Fund shareholders.
Monitoring Trading Practices
North Square Investments Trust may monitor trades in Acquiring Fund shares in an effort to detect short-term trading activities.  If, as a result of this monitoring, North Square Investments Trust believes that a shareholder of an Acquiring Fund has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, North Square Investments Trust seeks to act in a manner that it believes is consistent with the best interest of Acquiring Fund shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity, there can be no assurance that North Square Investments Trust’s efforts will identify all trades or trading practices that may be considered abusive.

General Transaction Policies
Some of the following policies are mentioned above.  In general, each Acquiring Fund reserves the right to:
•	vary or waive any minimum investment requirement;
•
refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges (if redemption by telephone is not available, you may send your redemption order to the Acquiring Fund via regular or overnight delivery), for any reason;

•
reject any purchase request for any reason (generally the Acquiring Fund does this if the purchase is disruptive to the efficient management of the Acquiring Fund due to the timing of the investment or an investor’s history of excessive trading);

•	delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Acquiring Fund;
•	reject any purchase or redemption request that does not contain all required documentation; and
•	subject to applicable law and with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.
If you elect telephone privileges on the account application or in a letter to an Acquiring Fund, you may be responsible for any fraudulent telephone orders as long as the Acquiring Fund and/or its service providers have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.
During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact an Acquiring Fund by telephone, you may also mail your request to the Acquiring Fund at the address listed under “Methods of Buying.”
Your broker or other financial intermediary may establish policies that differ from those of the Acquiring Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in the Acquiring Funds’ Prospectus.  Contact your broker or other financial intermediary for details.
Please note that the value of your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.
Exchange Privilege
You may exchange shares of an Acquiring Fund for the same class of shares in an identically registered account of another North Square Fund (please contact the North Square Funds at 1-855-551-5521 to receive the prospectus for the other funds).  The amount of the exchange must be equal to or greater than the required minimum initial investment of the other fund, as stated in that fund’s prospectus.  You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes.  If you exchange shares through a broker, the broker may charge you a transaction fee.  You may exchange shares by sending a written request to the Acquiring Fund or by telephone.  Be sure that your written request includes the dollar amount or number of shares to be exchanged, the name(s) on the account and the account number(s), and is signed by all shareholders on the account.  In order to limit expenses, the Acquiring Fund reserves the right to limit the total number of exchanges you can make in any year.  There are no sales charges on exchanges of shares.
Conversion of Shares
A share conversion is a transaction in which shares of one class of an Acquiring Fund are exchanged for shares of another class of the Acquiring Fund.  Share conversions can occur between each share class of the Acquiring Fund (as applicable).  Generally, share conversions occur when a shareholder becomes eligible for another share class of an Acquiring Fund or no longer meets the eligibility criteria of the share class owned by the shareholder (and another class exists for which the shareholder would be eligible).  Please note that a share conversion is generally a non-taxable event, but you should consult with your personal tax advisor on your particular circumstances.  Please note, all share conversion requests must be approved by NSI.
A request for a share conversion will not be processed until it is received in “good order” (as defined above) by an Acquiring Fund or your financial intermediary.  To receive the NAV of the new class calculated that day, conversion requests must be received in good order by an Acquiring Fund or your financial intermediary before 4:00 p.m., Eastern Time or the financial intermediary’s earlier applicable deadline.  Please note that, because the NAV of each class of the Acquiring Fund will generally vary from the NAV of the other class due to differences in expenses, you will receive a number of shares of the new class that is different from the number of shares that you held of the old class, but the total value of your holdings will remain the same.
The Acquiring Funds’ frequent trading policies will not be applicable to share conversions.  If you hold your shares through a financial intermediary, please contact the financial intermediary for more information on share conversions.  Please note that certain financial intermediaries may not permit all types of share conversions.  Each Acquiring Fund reserves the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.
Each Acquiring Fund reserves the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class.  Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions.  The Acquiring Funds will notify affected shareholders in writing prior to any mandatory conversion.
Availability of Information
Information regarding sales charges of the Acquiring Funds and the applicability and availability of discounts from sales charges is available free of charge on the Acquiring Funds’ website at www.northsquareinvest.com.  The Acquiring Funds’ Prospectus and SAI are also available on the Acquiring Funds’ website.
Prospectus and Shareholder Report Mailings
In an effort to decrease costs, the Acquiring Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-551-5521 to request individual copies of these documents.  Once an Acquiring Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.
Lost Shareholders, Inactive Accounts and Unclaimed Property
It is important that the Acquiring Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Acquiring Funds. Based upon statutory requirements for returned mail, the Acquiring Funds will attempt to locate the investor or rightful owner of the account. If the Acquiring Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Acquiring Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-855-551-5521 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Acquiring Fund to complete a Texas Designation of Representative form.
Additional Information
Each Acquiring Fund enters into contractual arrangements with various parties, including among others NSI and sub-advisers, who provide services to the Acquiring Fund.  Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.
The Acquiring Funds’ Prospectus and SAI provide information concerning the Acquiring Funds that you should consider in determining whether to purchase shares of the Acquiring Fund.  The Acquiring Funds may make changes to this information from time to time.  Nothing in this Proxy Statement or Proxy Statement SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws that may not be waived.
Investors should note that the Acquiring Funds reserve the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.
Portfolio Holdings Information
The North Square Investments Trust has adopted policies and procedures regarding disclosure of portfolio holdings information (the “Disclosure Policy”). Pursuant to the Disclosure Policy, non-public information concerning each Acquiring Fund’s portfolio holdings may be disclosed to its service providers only if such disclosure is consistent with the antifraud provisions of the federal securities laws and the fiduciary duties owed by each Acquiring Fund, NSI and NSIRA to an Acquiring Funds’ shareholders. The Acquiring Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in the Acquiring Funds or in other investment companies or accounts managed by NSI, NSIRA or any affiliated person thereof) in connection with the disclosure of portfolio holdings information of an Acquiring Fund. Each Acquiring Fund’s Disclosure Policy is implemented and overseen by the CCO of North Square Investments Trust, subject to the oversight of the Board of North Square Investments Trust. Periodic reports regarding these procedures will be provided to North Square Investments Trust’s Board.
Portfolio holdings information will be deemed public when it has been (1) posted to an Acquiring Fund’s public website (www.northsquareinvest.com) or (2) disclosed in periodic regulatory filings on the SEC’s website (www.sec.gov). Management of the Acquiring Funds may make publicly available its portfolio holdings on the Acquiring Funds’ public website no earlier than five days after the date of such information (e.g., information as of January 31 may be made available no earlier than February 5).
Non-Public Portfolio Holdings Information Policy. All portfolio holdings information that has not been disseminated in a manner making it available to investors generally as described above is considered non-public portfolio holdings information for the purposes of the Disclosure Policy. Pursuant to the Disclosure Policy, the Acquiring Funds or their Service Providers may disclose non-public portfolio holdings information to certain third parties who fall within pre-authorized categories on a daily basis, with no lag time unless otherwise specified below. These third parties include: (i) the Acquiring Funds’ Service Providers and others who need access to such information in the performance of their contractual or other duties and responsibilities to the Acquiring Funds (e.g., custodians, accountants, NSI, sub-advisers, administrators, attorneys, officers, Trustees, and the liquidity classification agent) and who are subject to duties of confidentiality imposed by law or contract, (ii) brokers who execute trades for the Acquiring Funds, (iii) evaluation service providers (as described below) and (iv) shareholders receiving in-kind redemptions (as described below).
Other Entities. Pursuant to the Disclosure Policy, an Acquiring Fund, NSI or NSIRA may disclose non-public portfolio holdings information to third parties who do not fall within the pre-approved categories, and who are not executing broker-dealers; however, prior to the receipt of any non-public portfolio holdings information by such third party, the recipient must have entered into a non-disclosure agreement and the disclosure arrangement must have been approved by the CCO of North Square Investments Trust. The CCO of North Square Investments Trust will report to the Board of North Square Investments Trust on a quarterly basis regarding any recipients of non-public portfolio holdings information approved pursuant to this paragraph.
Dividends and Distributions
If you buy shares of an Acquiring Fund just before it makes a distribution (on or before the record date), you will receive some of the purchase price back in the form of a taxable distribution.
All dividends and distributions will be reinvested in Acquiring Fund shares unless you choose one of the following options: (1) to receive net investment income dividends in cash, while reinvesting capital gain distributions in additional Acquiring Fund shares; (2) to receive all dividends and distributions in cash, or (3) to receive capital gain distributions in cash, while reinvesting net investment income in additional Acquiring Fund shares.  If you wish to change your distribution option, please write to or call the Transfer Agent at least five calendar days before the record date of the distribution.
If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if your distribution check has not been cashed for six months, the Acquiring Funds reserve the right to reinvest the distribution check in your account at each Acquiring Fund’s then current NAV and to reinvest all subsequent distributions.
Federal Income Tax Consequences
The following discussion is very general and does not address investors subject to special rules, such as investors who hold Acquiring Fund shares through an IRA, 401(k) plan or other tax-advantaged account.  The Acquiring Funds’ SAI contains further information about taxes.  Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax advisor about your investment in an Acquiring Fund.
You will generally have to pay federal income taxes, as well as any state or local taxes, on distributions received from an Acquiring Fund, whether paid in cash or reinvested in additional shares.  If you sell Acquiring Fund shares, it is generally considered a taxable event.  If you exchange shares of an Acquiring Fund for shares of another fund, the exchange will be treated as a sale of the Acquiring Fund’s shares and any gain on the transaction may be subject to federal income tax.
Distributions of net investment income, other than “qualified dividend income,” and distributions of net short-term capital gains, are taxable for federal income tax purposes at ordinary income tax rates.  Distributions from an Acquiring Fund’s net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain, regardless of how long the shareholder has held shares of the Acquiring Fund.
Dividends paid by an Acquiring Fund (but none of the Acquiring Fund’s capital gain distributions) may qualify in part for the dividends-received deduction available to corporate shareholders, provided certain holding period and other requirements are satisfied.  Distributions of investment income that an Acquiring Fund reports as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at the reduced rates applicable to long-term capital gain if derived from the Acquiring Fund’s qualified dividend income and if certain other requirements are satisfied.  “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties.  In addition, dividends that an Acquiring Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.
You may want to avoid buying shares of an Acquiring Fund just before it declares a distribution (on or before the record date), because such a distribution will be taxable to you even though it may effectively be a return of a portion of your investment.
Although distributions are generally taxable when received, dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year when the dividends were declared.
Information on the federal income tax status of dividends and distributions is provided annually.
Dividends and distributions from an Acquiring Fund and net gain from redemptions of Acquiring Fund shares will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.
If you do not provide the Acquiring Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, dividends and other distributions.  The backup withholding rate is currently 24%.
Dividends and certain other payments made by an Acquiring Fund to a non-U.S. shareholder are subject to withholding of federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty).  Dividends that are reported by an Acquiring Fund as “interest- related dividends” or “short-term capital gain dividends” are generally exempt from such withholding.  In general, an Acquiring Fund may report interest-related dividends to the extent of its net income derived from U.S.-source interest and the Acquiring Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss.  Backup withholding will not be applied to payments that have been subject to the 30% withholding tax described in this paragraph.
Unless certain non-U.S. entities that hold shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions payable to such entities.  A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
Some of an Acquiring Fund’s investment income may be subject to foreign income taxes that are withheld at the country of origin.  Tax treaties between certain countries and the United States may reduce or eliminate such taxes, but there can be no assurance that an Acquiring Fund will qualify for treaty benefits.

APPENDIX E - COMPARISON OF ORGANIZATIONAL DOCUMENTS AND SHAREHOLDER RIGHTS
 SIT and North Square Investments Trust are each Delaware statutory trusts governed by their respective Agreement and Declaration of Trust, By-Laws and Board of Trustees. The operations of SIT and North Square Investments Trust are also governed by applicable state and federal law. As a result, there are no material differences between the rights of shareholders under the governing state laws of SIT and North Square Investments Trust except differences in rights provided for in the respective governing instruments of these entities, some of which are disclosed below.

This chart highlights certain terms of the declaration of trust and by-laws of the Acquiring Funds and of the Acquired Funds.  The following is qualified in its entirety by reference to the documents themselves.  Shareholders should refer to the provisions of these governing documents and the relevant state law directly for a more thorough comparison.
Matter	Stadion Investment Trust	North Square Investments Trust
Limits on Issuance of Shares	Provides that the beneficial interest in the Trust shall be divided into an unlimited number of Shares.	Permits the Trustees to issue Shares without limitation as to number.
Termination of the Trust, a Series or Class
The Trust may be terminated at any time  by the  Trustees  upon  prior  written  notice  to the Shareholders.  Any Series may be terminated at any time by the Trustees  upon prior written notice to the Shareholders of that Series.

The Trust may be dissolved at any time by the Trustees without Shareholder approval.  Any Series of Shares may be dissolved at any time by the Trustees without shareholder approval.  Any Class may be terminated at any time by the Trustee without shareholder approval.  Any action to dissolve the Trust shall be deemed to also be an action to dissolve each Series, and to terminate each Class.

Trustee Liability
The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal  Underwriter of the Trust, nor shall any Trustee be  responsible  for the act or omission of any other Trustee, and, as provided in this Declaration of Trust, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would  otherwise  be  subject by reason of  willful  misfeasance,  bad faith,  gross  negligence  or reckless  disregard of the duties involved in the conduct of his or her office.

No Trustee shall be liable to the Trust or to any Shareholder except for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, advisor, sub-adviser or Principal Underwriter of the Trust.
All Persons extending credit to, contracting with or having any claim against the Trust or any Series shall look only to the assets of the Trust or any applicable Series that such Person extended credit to, contracted with or has a claim against, and the Trustees shall not be personally liable therefor.

Good Faith Reliance by the Trustees
A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law.  The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

The Trustees may rely in good faith upon advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees thereunder, and shall be under no liability for any act or omission in accordance with such advice; provided the Trustees shall be under no liability for failing to follow such advice.  A Trustee shall be fully protected in relying in good faith upon the records of the Trust and upon information, opinions, reports or statements presented by another Trustee or any officer, employee or other agent of the Trust, or by any other Person as to matters the Trustee reasonably believes are within such other Person’s professional or expert competence.

Trustee Indemnification
 Every person who is, or has been, a  Trustee  or an officer,  employee or agent of the Trust (including any individual who serves at its request as director,  officer,  partner,  trustee or the like  of  another  organization  in  which  it has any  interest  as a shareholder,  creditor  or  otherwise)  ("Covered  Person")  shall  be       indemnified  by the Trust or the appropriate  Series  to the  fullest extent  permitted  by law against  liability  and against all expenses reasonably  incurred  or paid by him in  connection  with  any  claim, action,  suit or proceeding in which he becomes involved as a party or  otherwise  by virtue of his being or having been a Covered  Person and against amounts paid or incurred by him in the settlement thereof.

No  indemnification  shall be provided hereunder to a Covered Person: (i) who  shall  have  been  adjudicated  by a court  or body before which the  proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his  office,  or  (B)  not to  have  acted  in  good  faith  in the      reasonable  belief  that his  action was in the best  interest  of the Trust; or (ii) in the event the matter is not  adjudicated  by a court or other appropriate body, unless there has been a determination  that such Covered Person did not engage in willful misfeasance,  bad faith, gross  negligence or reckless  disregard of the duties involved in the conduct of his office: by at least a majority of those  Trustees who are  neither  Interested  Persons of the Trust nor are  parties to the matter based upon a review of readily available facts (as opposed to a full trial-type  inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Every person who is, or has been, a Trustee shall be indemnified by the Trust and each Series to the fullest extent permitted by law and against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his her having been a Trustee and against amounts paid or incurred by him or her in the settlement thereof.
Indemnification is disallowed where (i) where the Trustee shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (ii) in the event of settlement, unless there has been a determination that the Trustee did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (a) by the court or other body approving the settlement; (b) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts; or (c) by written opinion of independent legal counsel based upon a review of readily available facts.

Shareholder Liability
Neither the Trust nor the Trustees,  nor any officer,  employee or agent of the Trust shall have any power to bind personally any  Shareholder, or to call upon any  Shareholder  for the payment of any sum of money or  assessment  whatsoever other than such as the Shareholder may at any time agree to pay.

Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust, shall have any power to bind personally any Shareholder, nor call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.
The Trustees shall have the power, as frequently as they may determine, to cause each Shareholder, or each Shareholder of any particular Series or Class, to pay directly, in advance or arrears, for charges of the Trust’s transfer, shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such charges due from such Shareholder.

Merger, Consolidation or Transfer of Assets
The Trustees may cause (i) the Trust or one or more of its Series to the extent  consistent with applicable law to be merged into or  consolidated with  another  Trust,  series or Person,  (ii) the Shares of the Trust or any Series to be converted into  beneficial  interests in another  statutory trust (or series  thereof),  (iii) the Shares to be exchanged for assets or property under or pursuant to any state or federal  statute to the extent  permitted by law or (iv) a sale of assets of the Trust or one or more of its Series.  Such merger or consolidation,  Share conversion,  Share exchange or sale of assets must be  authorized  by vote as provided herein; provided that in all respects not governed by statute or applicable law, the  Trustees  shall  have  power  to  prescribe  the  procedure   necessary  or appropriate  to  accomplish  a  sale  of  assets,  Share  exchange,   merger  or consolidation  including  the power to  create  one or more  separate  statutory trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred  and to provide for the conversion of Shares of the Trust or any Series into beneficial  interests in such separate  statutory trust or trusts (or series thereof).

The Trustees may, in their sole discretion and without Shareholder approval unless such approval is required by the 1940 Act, (i) cause the Trust to convert or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities (or a series of any of the foregoing to the extent permitted by law) (including trusts, partnerships, limited liability companies, associations, corporations or other business entities created by the Trustees to accomplish such conversion, merger, reorganization or consolidation) so long as the surviving or resulting entity is an open-end management investment company under the 1940 Act, or is a series thereof, to the extent permitted by law, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (iii) cause the Trust to incorporate under the laws of a state, commonwealth, possession or colony of the United States, (iv) sell or convey all or substantially all of the assets of the Trust or any Series or Class to another Series or Class of the Trust or to another trust, partnership, limited liability company, association, corporation or other business entity (or a series of any of the foregoing to the extent permitted by law) (including a trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such sale and conveyance), or (v) at any time sell or convert into money all or any part of the assets of the Trust or any Series or Class.

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

SCAN TO
VIEW MATERIALS & VOTE

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website **www.proxyvote.com or scan the QR Barcode above**
3) Follow the instructions provided on the website.
4) https://viewproxy.com/stadionfunds/broadridgevsm/

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D30287-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

The Board of Trustees recommends you vote FOR the following proposal:

Please sign exactly as your name(s) appear(s) hereon. When signing as attorney, executor, administrator, or other fiduciary, please give full title as such. Joint owners should each sign personally. All holders must sign. If a corporation or partnership, please sign in full corporate or partnership name by authorized officer.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

SCAN TO
VIEW MATERIALS & VOTE

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website **www.proxyvote.com or scan the QR Barcode above**
3) Follow the instructions provided on the website.
4) https://viewproxy.com/stadionfunds/broadridgevsm/

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D30289-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

D30290-TBD

Stadion Investment Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder of the Fund(s) hereby appoints Owen Niland and Michael Isaac, and each of them, the proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of the Fund(s) standing in the name of the undersigned at the close of business on February 17, 2021, at a Special Meeting to be held virtually on April 7, 2021 at 3:00 p.m. Eastern Time, and at any postponement or adjournment thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. To register to attend the Virtual Shareholder meeting visit the website: https://viewproxy.com/stadionfunds/broadridgevsm/.

THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF THIS PROXY IS EXECUTED BUT NO INSTRUCTION IS GIVEN, THE PROXY CARD WILL BE VOTED "FOR" THE PROPOSAL. THE PROXIES ARE ALSO AUTHORIZED, IN THEIR DISCRETION, TO VOTE UPON SUCH MATTERS AS MAY COME BEFORE THE SPECIAL MEETING OR ANY POSTPONEMENTS OR ADJOURNMENTS.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735

SCAN TO
VIEW MATERIALS & VOTE

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.
2) Go to website **www.proxyvote.com or scan the QR Barcode above**
3) Follow the instructions provided on the website.
4) https://viewproxy.com/stadionfunds/broadridgevsm/

To vote by Telephone

1) Read the Proxy Statement and have the proxy card below at hand.
2) Call **1-800-690-6903**
3) Follow the instructions.

To vote by Mail

1) Read the Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

D30291-TBD

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Stadion Investment Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned shareholder of the Fund(s) hereby appoints Owen Niland and Michael Isaac, and each of them, the proxies of the undersigned, with full power of substitution, to vote, as indicated herein, all of the shares of the Fund(s) standing in the name of the undersigned at the close of business on February 17, 2021, at a Special Meeting to be held virtually on April 7, 2021 at 3:00 p.m. Eastern Time, and at any postponement or adjournment thereof, with all of the powers the undersigned would possess if then and there personally present and especially (but without limiting the general authorization and power hereby given) to vote as indicated on the proposal, as more fully described in the Proxy Statement for the Special Meeting. To register to attend the Virtual Shareholder meeting visit the website: https://viewproxy.com/stadionfunds/broadridgevsm/.

THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF THIS PROXY IS EXECUTED BUT NO INSTRUCTION IS GIVEN, THE PROXY CARD WILL BE VOTED "FOR" THE PROPOSAL. THE PROXIES ARE ALSO AUTHORIZED, IN THEIR DISCRETION, TO VOTE UPON SUCH MATTERS AS MAY COME BEFORE THE SPECIAL MEETING OR ANY POSTPONEMENTS OR ADJOURNMENTS.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PART B

NORTH SQUARE INVESTMENTS TRUST
North Square Tactical Defensive Fund
North Square Tactical Growth Fund
North Square Trilogy Alternative Return Fund
(each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”)

STATEMENT OF ADDITIONAL INFORMATION

[             ], 2021

This Statement of Additional Information (“SAI”) relates to the April 7, 2021 Combined Special Meeting of Shareholders of the Stadion Tactical Defensive Fund, the Stadion Tactical Growth Fund and the Stadion Trilogy Alternative Return Fund (each, an “Acquired Fund” and together, the “Acquired Funds”), each a series of Stadion Investment Trust,  to approve proposals to reorganize each Acquired Fund into the newly organized corresponding Acquiring Fund of North Square Investments Trust (as detailed below).  As described in the Proxy Statement/Prospectus, if the proposals are approved, each Acquired Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Acquired Fund in complete liquidation and dissolution of the Acquired Fund.

Acquired Fund	Acquiring Fund
Stadion Tactical Defensive Fund	North Square Tactical Defensive Fund
Stadion Tactical Growth Fund	North Square Tactical Growth Fund
Stadion Trilogy Alternative Return Fund	North Square Trilogy Alternative Return Fund

  This SAI is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus. A copy of the Proxy Statement/Prospectus is available upon request and without charge by calling an Acquired Fund at (866) 383-7636; visiting www.stadionfunds.com; or writing to an Acquired Fund at Stadion Funds, 1290 Broadway, Suite 1000, Denver, Colorado, 80203.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Proxy Statement/Prospectus.

Table of Contents

Incorporation of Documents by Reference into the SAI	3

Pro Forma Financial Information	3

 Incorporation of Documents by Reference into the SAI

Because each Acquiring Fund was newly created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated September 28, 2020, as supplemented and amended to date, with respect to the Acquired Funds (previously filed on EDGAR, Accession No. 0001398344-20-019206).

2.
The audited financial statements and related report of the independent registered public accounting firm included in the Acquired Funds’ Annual Report to Shareholders for the fiscal year ended May 31, 2020 (previously filed on EDGAR, Accession No. 0001398344-20-015020). No other parts of the Annual Report are incorporated herein by reference.

3.
The financial statements included in the Acquired Funds’ Semi-Annual Report to Shareholders for the reporting period from June 1, 2020 to November 30, 2020 (previously filed on EDGAR, Accession No. [        ]). No other parts of the Semi-Annual Report are incorporated herein by reference.

4.	Statement of Additional Information dated January 19, 2021 with respect to the Acquiring Funds (previously filed on EDGAR, Accession No. 0000894189-21-000203).

Pro Forma Financial Information

Under the Agreement and Plan of Reorganization, each Acquired Fund is proposed to be reorganized into the Acquiring Fund listed directly opposite such Fund in the table above.

Pro forma financial information has not been prepared for the reorganization of each Acquired Fund into the corresponding Acquiring Fund because the Acquiring Funds are newly organized shell series with no assets or liabilities that will commence investment operations upon completion of the Reorganizations and continue the operations of the Acquired Funds. The Acquired Funds will be the accounting survivors after the Reorganizations.

PART C.
OTHER INFORMATION
Item 15. Indemnification
Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-226989) on August 24, 2018), and Paragraph 7 of the Distribution Agreement (previously filed with the Registration Statement on Form N-14 (File No. 333-227320) on September 13, 2018). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16. Exhibits

Exhibit No.	Exhibit
(1)
Declaration of Trust is herein incorporated by reference from the North Square Investments Trust (the “Trust”) Registration Statement on Form N‑1A (File No. 333-226989), filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.

(2)	By-Laws are herein incorporated by reference from the Trust’s Registration Statement on Form N-1A (File No. 333-226989), filed with the Securities and Exchange Commission on August 24, 2018.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is filed as Appendix A to Part A of this Registration Statement on Form N-14.

(5)	Not Applicable.

(6)(a)
Form of Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(6)(b)
Amendment No. 1 to Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

(6)(c)
Amended Appendix A to the Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on
January 19, 2021.

(6)(d)
Form of Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

(7)(a)	Distribution Agreement is herein incorporated by reference from the Registration Statement of the Trust on Form N‑14, filed with the SEC on September 13, 2018.

(7)(b)
First Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

(7)(c)
Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

(8)	Not Applicable.

(9)(a)	Custody Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(9)(b)	First Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

(9)(c)
Second Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

(9)(d)
Third Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

(9)(e)
Fourth Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

(10)(a)	Rule 12b-1 Plan is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

(10)(b)
Amended Schedule A to Rule 12b-1 Plan is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

(10)(c)	Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

(10)(d)
Amended Schedule A to Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

(10)(e)	Shareholder Service Plan is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(10)(f)
First Amendment to Shareholder Service Plan is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

(10)(g)
Amended Schedule A to the Shareholder Service Plan is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

(11)	Opinion and Consent of Seward & Kissel LLP regarding the validity of shares to be issued –filed herewith.

(12)	Form of Opinion and Consent of Seward & Kissel LLP regarding certain tax matters – filed herewith.

(13)(a)
Fund Administration Servicing Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(13)(b)
First Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

(13)(c)
Second Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

(13)(d)
Third Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

(13)(e)
Fourth Amendment to the Fund Administration Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

(13)(f)
Fund Accounting Servicing Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1Aof the Trust, filed with the SEC on October 23, 2018.

(13)(g)
First Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

(13)(h)
Second Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

(13)(i)
Third Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

(13)(j)
Fourth Amendment to the Fund Accounting Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19 2021.

(13)(k)
Transfer Agent Servicing Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1Aof the Trust, filed with the SEC on October 23, 2018.

(13)(l)
First Amendment to the Transfer Agency Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

(13)(m)
Second Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

(13)(n)
Third Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

(13)(o)
Fourth Amendment to the Transfer Agent Servicing Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

(13)(p)	Form of Operating Expenses Limitation Agreement between the Trust, on behalf of the Funds, and North Square Investments, LLC – filed herewith.

(14)	Consent of Independent Registered Public Accounting Firm BBD, LLP - filed herewith.

(15)	Not Applicable.

(16)	Power of Attorney for the Trustees of the Registrant - filed herewith.

Item 17.    Undertakings
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Proxy/Prospectus in a post-effective amendment to this Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago in the State of Illinois on the 28th day of January 2021.

North Square Investments Trust

By: /s/ Mark D. Goodwin
Mark D. Goodwin, President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark D. Goodwin	President, Principal Executive	January 28, 2021
Mark D. Goodwin	Officer and Trustee

David B. Boon*	Trustee	January 28, 2021
David B. Boon

Donald J. Herrema*	Trustee	January 28, 2021
Donald J. Herrema

Catherine A. Zaharis*	Trustee	January 28, 2021
Catherine A. Zaharis

/s/ Alan E. Molotsky	Treasurer and Principal Financial	January 28, 2021
Alan E. Molotsky	and Accounting Officer

By: /s/ Mark D. Goodwin		January 28, 2021
Mark D. Goodwin Attorney-in-Fact (Pursuant to Powers of Attorney)

INDEX TO EXHIBITS

Exhibit Number	Description
11	Opinion and Consent of Counsel – Legality of Securities Being Registered
12	Form of Opinion and Consent of Counsel – Tax Matters
13(p)	Form of Operating Expenses Limitation Agreement
14	Consent of Independent Registered Public Accounting Firm
16	Power of Attorney